UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30, 2014

Date of reporting period:	March 31, 2014

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	29
Statement of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	34
Notes to Financial Statements	37
U.S. Privacy Policy	49
Trustee and Officer Information	52

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,073.10	$1,021.29	$3.77	$3.68	0.73%
Global Strategist Portfolio Class A	1,000.00	1,070.80	1,019.65	5.47	5.34	1.06
Global Strategist Portfolio Class L	1,000.00	1,068.80	1,017.05	8.15	7.95	1.58

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (30.0%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association,
Conventional Pool
2.33%, 5/1/35	$40	$43
Agency Fixed Rate Mortgages (2.3%)
United States (2.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.00%, 11/1/37	211	235
6.50%, 5/1/32 - 9/1/32	251	281
7.50%, 5/1/35	11	12
Federal National Mortgage Association,
April TBA:
4.00%, 4/1/44 (a)	140	146
4.50%, 4/1/44 (a)	1,390	1,483
5.00%, 4/1/44 (a)	185	202
Conventional Pools:
4.00%, 1/1/42	1,661	1,730
5.00%, 1/1/41 - 3/1/41	1,883	2,066
5.50%, 2/1/38 - 8/1/38	530	591
6.00%, 1/1/38	25	27
6.50%, 12/1/29	37	43
7.00%, 12/1/17 - 2/1/31	524	587
7.50%, 8/1/37	21	25
May TBA:
4.00%, 5/1/44 (a)	235	243
Government National Mortgage Association,
April TBA:
3.50%, 4/20/44 (a)	934	953
4.50%, 4/20/44 (a)	340	367
Various Pools:
4.00%, 8/20/41 - 11/20/42	1,084	1,141
4.50%, 8/15/39	214	231
5.50%, 8/15/39	214	239
		10,602
Asset-Backed Securities (0.2%)
United States (0.2%)
CVS Pass-Through Trust,
6.04%, 12/10/28	376	424
Ford Credit Floorplan Master Owner Trust,
1.86%, 2/15/17 (b)(c)	525	532
		956
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
United States (0.5%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	792	755
2.40%, 6/25/22	1,625	1,549
2.79%, 1/25/22	75	75
2.97%, 10/25/21	90	91
	Face Amount (000)		Value (000)
IO
0.66%, 1/25/21 (c)		$676	$22
IO REMIC
5.90%, 4/15/39 (c)		181	32
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37		25	—	@
6.45%, 9/25/38 (c)		151	25
			2,549
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
BAMLL Commercial Mortgage Securities Trust,
2.96%, 12/10/30 (b)		175	169
COMM Mortgage Trust,
3.28%, 1/10/46		305	297
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	361
Extended Stay America Trust,
2.96%, 12/5/31 (b)		325	323
GS Mortgage Securities Corp. II,
1.00%, 11/8/29 (b)(c)		395	397
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46		770	819
4.39%, 7/15/46 (b)		100	108
Queens Center Mortgage Trust,
3.28%, 1/11/37 (b)		520	495
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	257
VNO Mortgage Trust,
3.00%, 11/15/30 (b)		361	348
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	434
			4,008
Corporate Bonds (7.5%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	639
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$170	174
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	306
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		260	288
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (b)		200	204
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (b)		200	196
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)		245	255
			2,062

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		$300	$304
Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		330	346
Vale Overseas Ltd.,
6.88%, 11/10/39		50	54
			400
Canada (0.2%)
Barrick Gold Corp.,
4.10%, 5/1/23		100	95
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	324
Goldcorp, Inc.,
3.70%, 3/15/23		270	255
			674
Chile (0.0%)
ENTEL Chile SA,
4.88%, 10/30/24 (b)		200	202
China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18		225	231
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)		217	223
Want Want China Finance Ltd.,
1.88%, 5/14/18 (b)		200	193
			647
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		270	296
France (0.6%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	400	559
BNP Paribas SA,
5.00%, 1/15/21		$95	106
BPCE SA,
1.63%, 2/10/17		250	250
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	450
5.88%, 6/11/19		400	655
Societe Generale SA,
5.00%, 1/17/24 (b)		$250	250
Veolia Environnement SA,
6.75%, 4/24/19	EUR	400	689
			2,959
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16		$415	462
	Face Amount (000)		Value (000)
Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		$420	$421
Italy (0.4%)
Enel Finance International N.V.,
5.13%, 10/7/19 (b)		650	713
Intesa Sanpaolo SpA,
4.13%, 4/14/20	EUR	400	613
Telecom Italia Finance SA,
7.75%, 1/24/33		80	134
UniCredit SpA,
4.25%, 7/29/16		350	519
			1,979
Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)		$200	198
Netherlands (0.4%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (b)		300	300
3.63%, 10/6/17	EUR	200	299
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
3.95%, 11/9/22		$250	249
Series G
3.75%, 11/9/20	EUR	300	444
ING Bank N.V.,
5.25%, 6/5/18		300	487
5.80%, 9/25/23 (b)		$240	256
			2,035
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	517
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19 (b)		$200	220
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	500	784
			1,521
Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21		480	729
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (b)		$200	198
Swedbank AB,
1.75%, 3/12/18 (b)		270	267
			1,194
Switzerland (0.2%)
Credit Suisse,
6.00%, 2/15/18		90	103
Novartis Capital Corp.,
3.40%, 5/6/24		370	370

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Switzerland (cont'd)
UBS AG,
7.50%, 7/15/25		$380	$475
			948
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (b)		240	247
PTT PCL,
3.38%, 10/25/22 (b)		230	215
			462
United Kingdom (1.4%)
Abbey National Treasury Services PLC,
3.63%, 10/14/17	EUR	725	1,076
4.00%, 3/13/24		$120	121
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	543
Barclays Bank PLC,
6.00%, 1/23/18 - 1/14/21		275	436
BAT International Finance PLC,
9.50%, 11/15/18 (b)		$155	202
Diageo Capital PLC,
1.50%, 5/11/17		215	217
Experian Finance PLC,
2.38%, 6/15/17 (b)		400	407
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22		252	246
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	464
HSBC Holdings PLC,
4.00%, 3/30/22		$45	47
4.25%, 3/14/24		200	201
6.00%, 6/10/19	EUR	450	733
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		400	628
Lloyds Bank PLC,
6.50%, 3/24/20		250	414
Nationwide Building Society,
6.25%, 2/25/20 (b)		$300	350
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	244
Standard Chartered PLC,
3.85%, 4/27/15 (b)		$260	269
			6,598
United States (2.6%)
Agilent Technologies, Inc.,
5.50%, 9/14/15		155	165
Altria Group, Inc.,
2.85%, 8/9/22		25	24
5.38%, 1/31/44		155	163
Amgen, Inc.,
5.15%, 11/15/41		99	102
	Face Amount (000)	Value (000)
Apple, Inc.,
2.40%, 5/3/23	$225	$209
AT&T, Inc.,
6.30%, 1/15/38	150	171
Bank of America Corp.,
4.00%, 4/1/24 (d)	250	250
5.00%, 1/21/44	250	256
Boston Properties LP,
3.85%, 2/1/23	25	25
Capital One Bank, USA NA,
3.38%, 2/15/23	546	532
Citigroup, Inc.,
3.88%, 10/25/23	150	149
6.13%, 5/15/18	107	123
6.68%, 9/13/43	20	24
8.50%, 5/22/19	214	273
CNA Financial Corp.,
5.75%, 8/15/21	45	52
Coca-Cola Co. (The),
3.20%, 11/1/23	250	246
Comcast Corp.,
4.65%, 7/15/42	150	150
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22	75	74
Discover Bank,
2.00%, 2/21/18	345	344
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	269
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	350	359
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	630	668
Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23	70	67
General Electric Capital Corp.,
5.30%, 2/11/21	275	310
Genworth Holdings, Inc.,
7.20%, 2/15/21	305	366
Gilead Sciences, Inc.,
4.80%, 4/1/44	150	155
Glencore Funding LLC,
4.13%, 5/30/23 (b)	200	191
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	675	665
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	28
Hewlett-Packard Co.,
3.75%, 12/1/20	250	254
4.65%, 12/9/21	35	37
ING US, Inc.,
5.50%, 7/15/22	175	197

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
International Business Machines Corp.,
1.95%, 2/12/19		$300	$298
JPMorgan Chase & Co.,
3.20%, 1/25/23		615	598
3.88%, 2/1/24		200	202
Kinder Morgan Energy Partners LP,
2.65%, 2/1/19		225	225
L-3 Communications Corp.,
4.75%, 7/15/20		255	268
Lowe's Cos., Inc.,
5.00%, 9/15/43		100	107
Marathon Petroleum Corp.,
5.13%, 3/1/21		275	306
Medtronic, Inc.,
3.63%, 3/15/24		250	252
Merck & Co., Inc.,
2.80%, 5/18/23		250	238
Monongahela Power Co.,
5.40%, 12/15/43 (b)		100	110
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)		25	28
NBC Universal Media LLC,
4.38%, 4/1/21		175	190
Omnicom Group, Inc.,
3.63%, 5/1/22		60	60
Pacific LifeCorp,
6.00%, 2/10/20 (b)		25	29
PepsiCo, Inc.,
3.60%, 3/1/24		250	251
Plains All American Pipeline LP/ PAA Finance Corp.,
6.70%, 5/15/36		190	235
8.75%, 5/1/19		220	282
Prudential Financial, Inc.,
6.63%, 12/1/37		150	188
Santander Holdings USA, Inc.,
3.45%, 8/27/18		90	93
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	144
Verizon Communications, Inc.,
3.85%, 11/1/42		50	42
6.55%, 9/15/43		300	366
Viacom, Inc.,
5.85%, 9/1/43		225	248
Wells Fargo & Co.,
3.45%, 2/13/23		395	384
			12,042
			35,404
Mortgages — Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.07%, 10/15/54 (b)(c)	GBP	616	1,061
	Face Amount (000)		Value (000)
United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$54	$40
5.91%, 10/25/36 (c)		103	77
6.00%, 4/25/36		41	42
Chaseflex Trust,
6.00%, 2/25/37		50	44
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		29	25
GSR Mortgage Loan Trust,
5.75%, 1/25/37		51	49
Lehman Mortgage Trust,
5.50%, 11/25/35		19	18
6.50%, 9/25/37		58	51
RALI Trust,
0.65%, 3/25/35 (c)		52	39
			385
			1,446
Sovereign (15.7%)
Australia (0.5%)
Australia Government Bond,
5.25%, 3/15/19	AUD	575	577
5.75%, 5/15/21		1,800	1,875
			2,452
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (b)		$390	398
Canada (1.0%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	5,000	4,884
Germany (0.6%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	EUR	1,150	2,137
4.75%, 7/4/34		450	860
			2,997
Greece (1.2%)
Hellenic Republic Government Bond,
2.00%, 2/24/23 - 2/24/42 (e)		5,364	5,374
Hungary (0.2%)
Hungary Government International Bond,
5.38%, 3/25/24		$130	130
5.75%, 11/22/23		800	830
			960
Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24 (b)		600	646
Ireland (0.4%)
Ireland Government Bond,
3.90%, 3/20/23	EUR	1,225	1,841

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Italy (1.7%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 9/1/20		$375	$566
4.50%, 2/1/18 - 3/1/19		2,375	3,637
5.00%, 3/1/22 - 9/1/40		870	1,361
5.50%, 11/1/22		1,350	2,200
			7,764
Japan (1.3%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	728
Japan Government Ten Year Bond,
1.10%, 6/20/21		35,000	357
1.90%, 6/20/16		105,000	1,058
Japan Government Thirty Year Bond,
1.70%, 6/20/33		340,000	3,433
2.00%, 9/20/40		57,000	591
			6,167
Kazakhstan (0.2%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21		$1,000	1,095
Korea, Republic of (0.2%)
Korea Development Bank (The),
3.88%, 5/4/17		400	429
Korea Finance Corp.,
4.63%, 11/16/21		630	688
			1,117
Mexico (0.6%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,100	342
10.00%, 12/5/24		13,500	1,341
Petroleos Mexicanos,
4.88%, 1/24/22		$1,070	1,121
			2,804
Netherlands (0.2%)
Bank Nederlandse Gemeenten,
0.88%, 2/21/17 (b)		882	878
Norway (0.1%)
Norway Government Bond,
3.75%, 5/25/21	NOK	3,500	630
Poland (0.6%)
Poland Government Bond,
5.75%, 10/25/21	PLN	5,500	2,017
Poland Government International Bond,
5.00%, 3/23/22		$670	733
			2,750
Portugal (3.1%)
Portugal Obrigacoes do Tesouro OT,
3.35%, 10/15/15 (b)	EUR	729	1,045
4.20%, 10/15/16 (b)		2,305	3,388
5.65%, 2/15/24 (b)		4,571	7,114
6.40%, 2/15/16 (b)		1,865	2,812
			14,359
	Face Amount (000)		Value (000)
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)		$900	$925
South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	4,400	403
Spain (1.1%)
Spain Government Bond,
4.20%, 1/31/37	EUR	330	467
4.40%, 10/31/23 (b)		2,250	3,415
5.85%, 1/31/22		680	1,136
			5,018
Supernational (0.5%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,729
European Union,
2.75%, 4/4/22	EUR	300	450
			2,179
Sweden (0.9%)
Sweden Government Bond,
1.50%, 11/13/23	SEK	23,700	3,465
4.25%, 3/12/19		4,000	701
			4,166
United Kingdom (0.8%)
United Kingdom Gilt,
3.75%, 9/7/21	GBP	400	729
4.25%, 6/7/32 - 9/7/39		1,700	3,205
			3,934
			73,741
U.S. Treasury Securities (2.7%)
United States (2.7%)
U.S. Treasury Bond,
3.50%, 2/15/39		$4,300	4,315
U.S. Treasury Notes,
0.88%, 1/31/17 - 2/28/17		6,380	6,381
1.50%, 6/30/16		1,780	1,818
			12,514
Total Fixed Income Securities (Cost $135,172)			141,263
	Shares
Common Stocks (54.8%)
Australia (1.8%)
AGL Energy Ltd.		4,451	63
Alumina Ltd. (f)		28,733	32
Amcor Ltd.		11,036	106
AMP Ltd.		31,080	144
Arrium Ltd.		14,100	18
Asciano Ltd.		7,805	38
ASX Ltd.		1,539	52
Australia & New Zealand Banking Group Ltd.		27,202	836
BHP Billiton Ltd.		28,547	966

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
BlueScope Steel Ltd. (f)	3,657	$21
Brambles Ltd.	13,059	112
Coca-Cola Amatil Ltd.	4,624	47
Cochlear Ltd.	499	26
Commonwealth Bank of Australia	12,195	878
Computershare Ltd.	4,195	47
Crown Resorts Ltd.	5,745	89
CSL Ltd.	4,783	309
Dexus Property Group REIT	42,125	41
DuluxGroup Ltd.	5,316	28
Echo Entertainment Group Ltd.	7,295	17
Fairfax Media Ltd.	32,187	27
Fortescue Metals Group Ltd.	10,837	53
Goodman Group REIT	10,629	47
GPT Group REIT	17,370	59
Incitec Pivot Ltd.	13,741	38
Insurance Australia Group Ltd.	19,798	102
Leighton Holdings Ltd.	1,366	27
Lend Lease Group REIT	5,862	64
Macquarie Group Ltd.	2,700	146
Mirvac Group REIT	25,584	40
National Australia Bank Ltd.	22,829	752
Newcrest Mining Ltd. (f)	4,209	39
Orica Ltd.	3,553	72
Origin Energy Ltd.	9,394	125
Orora Ltd.	11,036	14
QBE Insurance Group Ltd.	13,356	159
Recall Holdings Ltd. (f)	2,611	11
Rio Tinto Ltd.	3,744	221
Santos Ltd.	8,429	106
Shopping Centres Australasia Property Group REIT	2,263	3
Sonic Healthcare Ltd.	3,160	51
Stockland REIT	23,429	82
Suncorp Group Ltd.	11,119	133
Sydney Airport	2,861	11
TABCORP Holdings Ltd.	7,097	22
Telstra Corp., Ltd.	41,748	197
Toll Holdings Ltd.	6,015	29
Transurban Group	12,301	83
Treasury Wine Estates Ltd.	7,395	24
Wesfarmers Ltd.	10,200	390
Westfield Group REIT	18,583	177
Westfield Retail Trust REIT	19,480	54
Westpac Banking Corp.	23,864	765
Woodside Petroleum Ltd.	5,210	189
Woolworths Ltd.	10,835	359
WorleyParsons Ltd.	1,584	22
		8,563
Austria (0.1%)
Erste Group Bank AG	4,146	142
Immofinanz AG (f)	3,664	17
	Shares	Value (000)
Raiffeisen Bank International AG	786	$26
Voestalpine AG	1,329	59
		244
Belgium (0.4%)
Ageas	3,005	134
Anheuser-Busch InBev N.V.	8,754	920
Colruyt SA	1,096	60
Delhaize Group SA	3,508	257
Groupe Bruxelles Lambert SA	1,457	146
KBC Groep N.V.	6,712	414
Umicore SA	1,567	80
Viohalco SA (f)	1,985	13
		2,024
Bermuda (0.0%)
Brookfield Property Partners LP	301	5
Canada (2.2%)
Agnico-Eagle Mines Ltd.	1,600	48
Agrium, Inc.	1,500	146
Bank of Montreal	5,100	341
Bank of Nova Scotia	8,800	510
Barrick Gold Corp.	9,400	167
BCE, Inc.	5,300	228
Blackberry Ltd. (f)	4,200	34
Bombardier, Inc.	12,800	48
Brookfield Asset Management, Inc., Class A	5,500	224
Brookfield Office Properties, Inc.	3,800	73
Cameco Corp.	4,100	94
Canadian Imperial Bank of Commerce	3,700	319
Canadian National Railway Co.	8,600	483
Canadian Natural Resources Ltd.	10,300	395
Canadian Oil Sands Ltd.	2,700	57
Canadian Pacific Railway Ltd.	1,600	240
Cenovus Energy, Inc.	7,100	205
Crescent Point Energy Corp.	2,100	77
Eldorado Gold Corp.	5,400	30
Enbridge, Inc.	8,200	372
Encana Corp.	7,600	162
Fairfax Financial Holdings Ltd.	300	130
First Quantum Minerals Ltd.	5,100	94
Fortis, Inc.	1,300	37
Goldcorp, Inc.	7,100	173
Great-West Lifeco, Inc.	4,100	113
Husky Energy, Inc.	2,600	78
IGM Financial, Inc.	1,800	85
Imperial Oil Ltd.	2,600	121
Intact Financial Corp.	1,500	93
Kinross Gold Corp.	10,100	42
Lightstream Resources Ltd.	1,136	6
Magna International, Inc.	2,600	250
Manulife Financial Corp.	18,100	349
National Bank of Canada	3,000	120
Pembina Pipeline Corp.	400	15

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Penn West Petroleum Ltd.	3,700	$31
Petrobank Energy & Resources Ltd. (f)	1,300	1
Potash Corp. of Saskatchewan, Inc.	8,200	297
Power Corp. of Canada	4,100	112
Power Financial Corp.	3,400	105
Rogers Communications, Inc., Class B	3,800	158
Royal Bank of Canada	12,300	811
Shaw Communications, Inc., Class B	3,700	88
Shoppers Drug Mart Corp.	2,600	143
Silver Wheaton Corp.	3,500	79
SNC-Lavalin Group, Inc.	1,800	79
Sun Life Financial, Inc.	5,900	204
Suncor Energy, Inc.	14,100	493
Talisman Energy, Inc.	10,200	102
Teck Resources Ltd., Class B	4,700	101
Thomson Reuters Corp.	3,700	127
Tim Hortons, Inc.	3,100	171
Toronto-Dominion Bank (The)	16,200	760
TransAlta Corp.	2,300	27
TransCanada Corp.	6,300	286
Valeant Pharmaceuticals International, Inc. (f)	300	40
Yamana Gold, Inc.	7,200	63
		10,237
Chile (0.0%)
Antofagasta PLC	2,716	38
Denmark (0.4%)
AP Moeller - Maersk A/S	6	69
AP Moeller - Maersk A/S Series B	11	132
Carlsberg A/S Series B	371	37
Coloplast A/S	120	10
Danske Bank A/S	6,044	168
DSV A/S	3,452	112
Novo Nordisk A/S	19,475	888
Novozymes A/S Series B	2,771	122
TDC A/S	537	5
Vestas Wind Systems A/S (f)	3,486	141
		1,684
Finland (0.2%)
Fortum Oyj	6,094	138
Kesko Oyj, Class B	161	7
Kone Oyj, Class B	5,074	213
Nokia Oyj (f)	34,796	256
Nokian Renkaat Oyj	1,401	57
Sampo, Class A	3,582	186
UPM-Kymmene Oyj	11,663	200
		1,057
France (3.4%)
Accor SA	1,422	73
Aeroports de Paris (ADP)	480	60
Air Liquide SA	2,791	379
Alcatel-Lucent (f)	39,117	155
	Shares	Value (000)
Alstom SA	4,118	$113
AXA SA	16,884	440
BNP Paribas SA	25,966	2,007
Bouygues SA	2,699	113
Bureau Veritas SA	2,324	71
Cap Gemini SA	1,918	145
Carrefour SA	7,019	272
Casino Guichard Perrachon SA	141	17
CGG SA (f)	2,024	33
Christian Dior SA	710	137
Cie de St-Gobain	2,371	144
Cie Generale des Etablissements Michelin Series B	1,855	232
Credit Agricole SA (f)	24,158	382
Danone SA	8,122	574
Edenred	1,823	57
Electricite de France SA	3,256	129
Essilor International SA	1,528	154
Eutelsat Communications SA	799	27
GDF Suez	12,237	335
Groupe Eurotunnel SA	7,563	97
ICADE REIT	86	9
JCDecaux SA	651	29
Kering	1,357	277
L'Oreal SA	3,007	496
Lafarge SA	4,474	351
LVMH Moet Hennessy Louis Vuitton SA	2,297	418
Natixis	14,909	110
Orange SA	19,419	287
Pernod-Ricard SA	2,385	278
Peugeot SA (f)	96,613	1,824
Publicis Groupe SA	1,047	95
Remy Cointreau SA	63	5
Renault SA	1,898	185
Sanofi	11,589	1,211
SES SA	2,416	90
Societe Generale SA	18,210	1,124
Societe Television Francaise 1	1,176	19
Sodexo	1,223	128
Suez Environnement Co.	4,193	85
Technip SA	933	96
Thales SA	1,262	84
Total SA	20,957	1,376
Unibail-Rodamco SE REIT	1,616	420
Vallourec SA	2,417	131
Veolia Environnement SA	5,613	111
Vinci SA	4,786	357
Vivendi SA	16,236	453
		16,195
Germany (2.2%)
Adidas AG	1,738	188
Allianz SE (Registered)	4,059	686
Axel Springer SE	168	11

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
BASF SE	10,277	$1,142
Bayer AG (Registered)	6,754	913
Bayerische Motoren Werke AG	2,799	353
Beiersdorf AG	1,103	108
Commerzbank AG (f)	19,418	357
Continental AG	533	128
Daimler AG (Registered)	6,189	585
Deutsche Bank AG (Registered)	9,205	412
Deutsche Boerse AG	1,204	96
Deutsche Lufthansa AG (Registered) (f)	3,253	85
Deutsche Post AG (Registered)	5,009	186
Deutsche Telekom AG (Registered)	25,997	420
E.ON SE	15,975	312
Esprit Holdings Ltd. (g)	12,482	21
Fraport AG Frankfurt Airport Services Worldwide	268	20
Fresenius Medical Care AG & Co., KGaA	1,557	109
Fresenius SE & Co., KGaA	1,047	164
Henkel AG & Co., KGaA	1,748	176
Henkel AG & Co., KGaA (Preference)	2,044	220
Infineon Technologies AG	10,693	128
K&S AG (Registered)	1,306	43
Lanxess AG	827	62
Linde AG	1,359	272
Merck KGaA	524	88
Metro AG	1,378	56
Muenchener Rueckversicherungs AG (Registered)	1,719	376
Osram Licht AG (f)	765	50
Porsche Automobil Holding SE (Preference)	779	80
ProSiebenSat.1 Media AG (Registered)	535	24
QIAGEN N.V. (f)	2,514	53
RWE AG	3,402	138
SAP AG	9,219	746
Siemens AG (Registered)	7,650	1,029
Suedzucker AG	616	18
ThyssenKrupp AG (f)	4,900	132
TUI AG	1,503	25
Volkswagen AG	290	73
Volkswagen AG (Preference)	1,450	376
		10,461
Greece (0.2%)
Aegean Airlines SA (f)	110	1
Alpha Bank AE (f)	33,199	33
Athens Water Supply & Sewage Co., SA (The)	260	3
Diagnostic & Therapeutic Center of Athens Hygeia SA (f)	1,296	1
Ellaktor SA (f)	2,471	14
Elval - Hellenic Aluminium Industry SA (f)	223	1
Folli Follie SA (f)	843	31
Fourlis Holdings SA (f)	518	4
Frigoglass SA (f)	397	3
GEK Terna Holding Real Estate Construction SA (f)	2,998	17
	Shares	Value (000)
Hellenic Exchanges - Athens Stock Exchange SA Holding	1,988	$25
Hellenic Petroleum SA	830	8
Hellenic Telecommunications Organization SA (f)	6,619	109
Intracom Holdings SA (Registered) (f)	2,952	3
Intralot SA-Integrated Lottery Systems & Services	5,186	16
JUMBO SA (f)	992	18
Marfin Investment Group Holdings SA (f)	14,047	10
Metka SA	686	13
MLS Multimedia SA (f)	248	1
Motor Oil Hellas Corinth Refineries SA	1,078	14
Mytilineos Holdings SA (f)	1,815	17
National Bank of Greece SA (f)	10,211	55
OPAP SA	5,669	91
Piraeus Bank SA (f)	25,204	69
Piraeus Port Authority	135	4
Public Power Corp. SA	3,618	60
Sidenor Steel Products Manufacturing Co., SA (f)	968	3
Terna Energy SA (f)	980	6
Thessaloniki Port Authority SA	44	2
Titan Cement Co., SA (f)	1,502	53
		685
Hong Kong (0.6%)
AIA Group Ltd.	67,200	319
Bank of East Asia Ltd.	16,803	66
BOC Hong Kong Holdings Ltd.	36,500	104
Cheung Kong Holdings Ltd.	14,000	233
CLP Holdings Ltd.	19,000	144
Hang Lung Group Ltd.	8,000	40
Hang Lung Properties Ltd.	22,000	63
Hang Seng Bank Ltd.	11,500	183
Henderson Land Development Co., Ltd.	12,912	76
Hong Kong & China Gas Co., Ltd.	47,916	105
Hong Kong Exchanges and Clearing Ltd.	10,587	161
Hutchison Whampoa Ltd.	21,000	279
Kerry Logistics Network Ltd. (f)	3,500	5
Kerry Properties Ltd.	7,000	23
Link REIT (The)	21,033	103
MTR Corp., Ltd.	15,242	57
New World Development Co., Ltd.	29,383	30
Power Assets Holdings Ltd.	14,500	126
Sands China Ltd.	28,400	213
Sino Land Co., Ltd.	22,193	33
Sun Hung Kai Properties Ltd.	14,177	174
Swire Pacific Ltd., Class A	6,500	76
Swire Properties Ltd.	4,550	13
Wharf Holdings Ltd.	13,200	84
Wheelock & Co., Ltd.	10,000	39
		2,749

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Ireland (0.0%)
Bank of Ireland (f)	339,240	$145
Kerry Group PLC, Class A	374	29
		174
Italy (1.7%)
Assicurazioni Generali SpA	11,606	259
Atlantia SpA	3,202	82
Banca Monte dei Paschi di Siena SpA (f)	102,883	38
Banco Popolare SC (f)	1,051	23
Enel Green Power SpA	11,984	34
Enel SpA	57,892	328
Eni SpA	22,322	561
Fiat SpA (f)	9,996	116
Finmeccanica SpA (f)	1,205	12
Intesa Sanpaolo SpA	896,366	3,044
Luxottica Group SpA	1,123	65
Prysmian SpA	1,210	30
Saipem SpA	2,154	53
Snam SpA	20,778	122
Telecom Italia SpA	155,330	167
Terna Rete Elettrica Nazionale SpA	9,469	51
UniCredit SpA	331,460	3,034
Unione di Banche Italiane SCPA	18,973	179
		8,198
Japan (4.7%)
Advantest Corp.	1,600	17
Aeon Co., Ltd.	10,800	122
Aisin Seiki Co., Ltd.	2,800	101
Ajinomoto Co., Inc.	13,000	186
Asahi Glass Co., Ltd.	12,000	69
Asahi Group Holdings Ltd.	5,300	149
Asahi Kasei Corp.	19,000	129
Astellas Pharma, Inc.	19,000	225
Bank of Yokohama Ltd. (The)	15,000	75
Bridgestone Corp.	6,600	234
Calbee, Inc.	300	7
Canon, Inc.	10,400	322
Central Japan Railway Co.	1,700	199
Chiba Bank Ltd. (The)	10,000	62
Chubu Electric Power Co., Inc. (f)	5,800	68
Chugai Pharmaceutical Co., Ltd.	3,400	87
Chugoku Electric Power Co., Inc. (The)	2,600	36
Coca-Cola West Co., Ltd.	300	5
Dai Nippon Printing Co., Ltd.	8,000	77
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	15
Daiichi Sankyo Co., Ltd.	6,800	114
Daikin Industries Ltd.	2,800	157
Daito Trust Construction Co., Ltd.	1,000	92
Daiwa House Industry Co., Ltd.	8,000	135
Daiwa Securities Group, Inc.	21,000	182
Denso Corp.	6,100	292
Dentsu, Inc.	2,200	83
	Shares	Value (000)
East Japan Railway Co.	3,600	$265
Eisai Co., Ltd.	2,800	109
Electric Power Development Co., Ltd.	1,900	54
FamilyMart Co., Ltd.	200	9
FANUC Corp.	1,800	317
Fast Retailing Co., Ltd.	500	181
FUJIFILM Holdings Corp.	5,700	153
Fujitsu Ltd.	19,000	115
Hankyu Hanshin Holdings, Inc.	24,000	131
Hitachi Ltd.	47,000	346
Hokkaido Electric Power Co., Inc. (f)	2,900	25
Hokuriku Electric Power Co.	2,700	35
Honda Motor Co., Ltd.	1,100	39
Honda Motor Co., Ltd. ADR	13,695	484
Hoya Corp.	4,200	131
Ibiden Co., Ltd.	1,400	28
Inpex Corp.	4,200	54
Isetan Mitsukoshi Holdings Ltd.	3,700	46
Isuzu Motors Ltd.	1,000	6
ITOCHU Corp.	15,500	181
Japan Real Estate Investment Corp. REIT	12	60
Japan Steel Works Ltd. (The)	3,000	13
Japan Tobacco, Inc.	16,000	502
JFE Holdings, Inc.	4,600	87
JGC Corp.	2,000	70
JSR Corp.	2,100	39
JX Holdings, Inc.	2,800	13
Kansai Electric Power Co., Inc. (The) (f)	4,900	50
Kao Corp.	8,100	287
Kawasaki Heavy Industries Ltd.	26,000	96
KDDI Corp.	7,500	436
Keikyu Corp.	7,000	59
Keio Corp.	7,000	49
Keyence Corp.	500	206
Kikkoman Corp.	1,000	19
Kintetsu Corp.	29,000	103
Kirin Holdings Co., Ltd.	14,000	195
Kobe Steel Ltd.	49,000	65
Komatsu Ltd.	9,800	203
Konica Minolta, Inc.	3,500	33
Kubota Corp.	13,000	174
Kuraray Co., Ltd.	3,500	40
Kyocera Corp.	3,200	144
Kyushu Electric Power Co., Inc. (f)	2,700	33
Lawson, Inc.	300	21
LIXIL Group Corp.	3,900	107
Makita Corp.	1,100	61
Marubeni Corp.	21,000	141
Mazda Motor Corp.	17,000	75
MEIJI Holdings Co., Ltd.	200	13
Mitsubishi Chemical Holdings Corp.	15,500	64
Mitsubishi Corp.	12,800	237
Mitsubishi Electric Corp.	19,000	213

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Mitsubishi Estate Co., Ltd.	12,000	$286
Mitsubishi Heavy Industries Ltd.	37,000	215
Mitsubishi Motors Corp.	6,400	67
Mitsui & Co., Ltd.	19,300	272
Mitsui Fudosan Co., Ltd.	9,000	274
Mitsui OSK Lines Ltd.	12,000	47
Mizuho Financial Group, Inc.	144,700	286
MS&AD Insurance Group Holdings	4,000	91
Murata Manufacturing Co., Ltd.	2,200	207
NGK Insulators Ltd.	3,000	62
Nidec Corp.	2,200	134
Nikon Corp.	3,500	56
Nintendo Co., Ltd.	1,000	119
Nippon Building Fund, Inc. REIT	12	63
Nippon Electric Glass Co., Ltd.	4,000	21
Nippon Express Co., Ltd.	15,000	73
Nippon Meat Packers, Inc.	1,000	15
Nippon Steel Sumitomo Metal Corp.	80,000	218
Nippon Telegraph & Telephone Corp.	5,600	304
Nippon Yusen KK	24,000	70
Nissan Motor Co., Ltd.	23,900	213
Nisshin Seifun Group, Inc.	800	9
Nissin Foods Holdings Co., Ltd.	200	9
Nitto Denko Corp.	1,700	82
NKSJ Holdings, Inc.	400	10
Nomura Holdings, Inc.	36,100	231
NSK Ltd.	7,000	72
NTT Data Corp.	2,100	82
NTT DoCoMo, Inc.	14,700	232
Odakyu Electric Railway Co., Ltd.	12,000	104
OJI Holdings Corp.	9,000	40
Olympus Corp. (f)	2,400	77
Omron Corp.	1,900	78
Ono Pharmaceutical Co., Ltd.	1,000	87
Oriental Land Co., Ltd.	100	15
ORIX Corp.	10,500	147
Osaka Gas Co., Ltd.	29,000	110
Otsuka Holdings Co., Ltd.	400	12
Panasonic Corp.	18,700	213
Rakuten, Inc.	10,000	133
Resona Holdings, Inc.	7,300	35
Ricoh Co., Ltd.	8,000	93
Rohm Co., Ltd.	800	36
Secom Co., Ltd.	2,100	121
Sekisui House Ltd.	8,000	99
Seven & I Holdings Co., Ltd.	11,400	435
Sharp Corp. (f)	10,000	30
Shikoku Electric Power Co., Inc. (f)	3,800	52
Shin-Etsu Chemical Co., Ltd.	3,300	188
Shionogi & Co., Ltd.	4,400	81
Shiseido Co., Ltd.	6,000	105
Shizuoka Bank Ltd. (The)	10,000	97
	Shares	Value (000)
SMC Corp.	600	$158
Softbank Corp.	7,400	558
Sony Corp.	900	17
Sony Corp. ADR	9,035	173
Sumitomo Chemical Co., Ltd.	15,000	55
Sumitomo Corp.	11,700	149
Sumitomo Electric Industries Ltd.	16,600	247
Sumitomo Metal Mining Co., Ltd.	6,000	75
Sumitomo Mitsui Financial Group, Inc.	13,000	554
Sumitomo Mitsui Trust Holdings, Inc.	30,000	135
Sumitomo Realty & Development Co., Ltd.	6,000	234
Suntory Beverage & Food Ltd.	500	17
Suzuki Motor Corp.	4,200	109
T&D Holdings, Inc.	5,800	69
Takeda Pharmaceutical Co., Ltd.	7,400	350
TDK Corp.	1,000	42
Terumo Corp.	4,600	100
Tobu Railway Co., Ltd.	23,000	111
Tohoku Electric Power Co., Inc.	4,600	47
Tokio Marine Holdings, Inc.	4,900	147
Tokyo Electric Power Co., Inc. (f)	9,500	38
Tokyo Electron Ltd.	1,500	92
Tokyo Gas Co., Ltd.	26,000	132
Tokyu Corp.	12,000	74
Toppan Printing Co., Ltd.	8,000	57
Toray Industries, Inc.	19,000	125
Toshiba Corp.	42,000	178
Toyota Industries Corp.	2,500	120
Toyota Motor Corp.	27,300	1,536
Trend Micro, Inc.	1,200	37
Unicharm Corp.	2,300	123
West Japan Railway Co.	2,300	94
Yahoo! Japan Corp.	19,100	93
Yakult Honsha Co., Ltd.	400	20
Yamada Denki Co., Ltd.	9,500	32
Yamato Holdings Co., Ltd.	6,600	142
		22,305
Kazakhstan (0.0%)
Kazakhmys PLC	2,888	13
Netherlands (0.8%)
Akzo Nobel N.V.	4,136	339
ArcelorMittal	12,177	197
ASML Holding N.V.	2,380	220
CNH Industrial N.V. (f)	6,659	77
Fugro N.V. CVA	657	40
Heineken Holding N.V.	254	16
Heineken N.V.	4,097	286
ING Groep N.V. CVA (f)	45,698	650
Koninklijke Ahold N.V.	12,980	261
Koninklijke DSM N.V.	3,186	219
Koninklijke KPN N.V. (f)	6,177	22
Koninklijke Philips N.V.	11,422	402
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (cont'd)
Koninklijke Vopak N.V.	1,006	$56
PostNL N.V. (f)	4,654	21
Randstad Holding N.V.	1,207	71
TNT Express N.V.	4,151	41
Unilever N.V. CVA	18,468	759
		3,677
Norway (0.3%)
Aker Solutions ASA	1,833	28
DnB ASA	11,838	206
Kvaerner ASA	1,677	4
Norsk Hydro ASA	13,781	69
Orkla ASA	12,166	104
REC Silicon ASA (f)	6,482	4
Seadrill Ltd.	328	11
Statoil ASA	13,168	372
Subsea 7 SA	3,127	58
Telenor ASA	16,272	361
Yara International ASA	2,039	90
		1,307
Poland (0.0%)
Jeronimo Martins SGPS SA	8,461	142
Portugal (0.2%)
Altri SGPS SA	2,096	8
Banco BPI SA (f)	11,503	30
Banco Comercial Portugues SA (f)	490,800	154
Banco Espirito Santo SA (Registered) (f)	100,719	189
EDP - Energias de Portugal SA	33,275	155
Galp Energia SGPS SA	9,188	159
Mota-Engil SGPS SA	1,271	10
Portucel SA	1,622	7
Portugal Telecom SGPS SA (Registered)	33,426	142
Sonae	7,110	13
Sonaecom - SGPS SA	3,245	10
Zon Optimus SGPS SA	1,592	13
		890
Russia (0.4%)
Gazprom OAO ADR	56,532	436
Lukoil OAO ADR	5,154	287
Magnit OJSC GDR	2,639	145
MegaFon OAO GDR	834	23
MMC Norilsk Nickel OJSC ADR	5,428	90
Mobile Telesystems OJSC ADR	5,000	87
NovaTek OAO (Registered GDR)	848	94
Rosneft OAO (Registered GDR)	11,433	76
RusHydro JSC ADR	10,957	17
Sberbank of Russia ADR	26,535	259
Severstal OAO GDR	1,941	15
Sistema JSFC GDR	1,154	26
Surgutneftegas OJSC ADR	13,624	101
Tatneft OAO ADR	2,348	81
Uralkali OJSC GDR	2,609	62
	Shares	Value (000)
VTB Bank OJSC (Registerd GDR)	25,728	$57
		1,856
South Africa (0.1%)
SABMiller PLC	13,206	660
Spain (2.1%)
Abertis Infraestructuras SA	12,358	282
ACS Actividades de Construccion y Servicios SA	3,511	138
Amadeus IT Holding SA, Class A	5,400	225
Banco Bilbao Vizcaya Argentaria SA	132,359	1,593
Banco de Sabadell SA	102,449	317
Banco Popular Espanol SA	27,988	212
Banco Santander SA	241,421	2,305
Bankia SA (f)	66,209	140
CaixaBank SA	46,340	299
Distribuidora Internacional de Alimentacion SA	20,015	183
EDP Renovaveis SA	7,236	48
Enagas SA	4,460	136
Ferrovial SA	6,878	149
Gas Natural SDG SA	5,948	167
Grifols SA	2,531	139
Grifols SA, Class B	126	5
Iberdrola SA	103,127	722
Inditex SA	5,526	831
International Consolidated Airlines Group SA (f)	13,928	97
Red Electrica Corp., SA	3,217	262
Repsol SA	16,546	423
Telefonica SA	71,322	1,129
		9,802
Sweden (1.0%)
Assa Abloy AB, Class B	3,279	175
Atlas Copco AB, Class A	9,926	287
Atlas Copco AB, Class B	7,174	197
Electrolux AB, Class B	2,950	65
Hennes & Mauritz AB, Class B	10,362	442
Husqvarna AB, Class B	5,449	38
Investor AB, Class B	11,790	427
Millicom International Cellular SA SDR	1,326	135
Modern Times Group AB, Class B	443	21
Nordea Bank AB	26,050	370
Sandvik AB	15,296	217
Scania AB, Class B	5,178	152
Skandinaviska Enskilda Banken AB	14,182	195
Skanska AB, Class B	3,281	77
SKF AB, Class B	6,298	162
Svenska Cellulosa AB SCA, Class B	10,031	295
Svenska Handelsbanken AB, Class A	5,479	275
Swedbank AB, Class A	4,898	131
Swedish Match AB	4,710	154
Telefonaktiebolaget LM Ericsson, Class B	25,830	344
TeliaSonera AB	31,426	237
Volvo AB, Class B	8,272	131
		4,527

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (2.9%)
ABB Ltd. (Registered) (f)	37,474	$970
Actelion Ltd. (Registered) (f)	1,056	100
Adecco SA (Registered) (f)	1,374	115
Aryzta AG (f)	217	19
Barry Callebaut AG (Registered) (f)	5	7
Cie Financiere Richemont SA (Registered)	5,331	510
Coca-Cola HBC AG (f)	1,752	43
Credit Suisse Group AG (Registered) (f)	16,331	529
Geberit AG (Registered)	894	293
Givaudan SA (Registered) (f)	99	153
Holcim Ltd. (Registered) (f)	327	27
Julius Baer Group Ltd. (f)	2,309	103
Kuehne & Nagel International AG (Registered)	732	103
Lindt & Spruengli AG	2	10
Lonza Group AG (Registered) (f)	523	53
Nestle SA (Registered)	46,168	3,479
Novartis AG (Registered)	23,572	2,002
Roche Holding AG (Genusschein)	6,415	1,928
SGS SA (Registered)	60	148
Sonova Holding AG (Registered) (f)	957	140
Swatch Group AG (The)	353	222
Swiss Re AG (f)	1,336	124
Swisscom AG (Registered)	745	457
Syngenta AG (Registered)	914	347
Transocean Ltd.	3,245	134
UBS AG (Registered) (f)	30,443	629
Zurich Insurance Group AG (f)	2,528	777
		13,422
United Kingdom (6.0%)
3i Group PLC	17,668	117
Admiral Group PLC	3,778	90
Aggreko PLC	2,555	64
AMEC PLC	3,969	74
Anglo American PLC	12,293	314
ARM Holdings PLC	14,750	249
Associated British Foods PLC	2,748	127
AstraZeneca PLC	16,441	1,065
Aviva PLC	32,168	256
Babcock International Group PLC	4,000	90
BAE Systems PLC	51,079	355
Barclays PLC	165,488	646
BG Group PLC	32,584	608
BHP Billiton PLC	20,867	644
BP PLC	189,666	1,519
British American Tobacco PLC	24,355	1,356
British Land Co., PLC REIT	12,968	142
British Sky Broadcasting Group PLC	8,242	126
BT Group PLC	102,679	653
Burberry Group PLC	4,196	98
Cairn Energy PLC (f)	6,451	18
Capita PLC	6,586	121
	Shares	Value (000)
Centrica PLC	52,229	$288
Compass Group PLC	21,054	322
Diageo PLC	31,027	963
Experian PLC	11,285	204
G4S PLC	14,808	60
GlaxoSmithKline PLC	58,621	1,562
Glencore Xstrata PLC (f)	65,300	337
HSBC Holdings PLC	161,033	1,630
Imperial Tobacco Group PLC	12,761	516
Inmarsat PLC	4,106	50
Intertek Group PLC	1,847	95
Investec PLC	9,538	77
ITV PLC	32,244	103
J Sainsbury PLC	3,076	16
Johnson Matthey PLC	2,335	127
Land Securities Group PLC REIT	12,437	212
Legal & General Group PLC	64,615	221
Lloyds Banking Group PLC (f)	379,266	476
Lonmin PLC (f)	1,989	9
Man Group PLC	15,236	26
Marks & Spencer Group PLC	10,082	76
National Grid PLC	35,017	481
Next PLC	1,962	216
Old Mutual PLC	76,950	258
Pearson PLC	12,902	229
Petrofac Ltd.	3,181	76
Prudential PLC	31,720	672
Randgold Resources Ltd.	924	69
Reckitt Benckiser Group PLC	8,526	695
Reed Elsevier PLC	3,587	55
Rio Tinto PLC	13,589	758
Rolls-Royce Holdings PLC (f)	34,143	612
Royal Bank of Scotland Group PLC (f)	20,621	107
Royal Dutch Shell PLC, Class A	35,881	1,312
Royal Dutch Shell PLC, Class B	27,048	1,055
RSA Insurance Group PLC	79,789	119
Serco Group PLC	5,878	41
Shire PLC	5,464	269
Signet Jewelers Ltd.	1,025	108
Smith & Nephew PLC	10,250	155
Smiths Group PLC	6,229	132
SSE PLC	17,723	435
Standard Chartered PLC	21,901	458
Standard Life PLC	18,540	117
Tate & Lyle PLC	1,154	13
Tesco PLC	98,927	488
TUI Travel PLC	15,728	115
Tullow Oil PLC	8,851	111
Unilever PLC	16,493	704
Vedanta Resources PLC	1,623	24
Vodafone Group PLC	330,304	1,216
WM Morrison Supermarkets PLC	25,711	91
Wolseley PLC	3,226	184

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
WPP PLC	28,743	$595
		28,072
United States (23.1%)
3M Co.	1,791	243
AAON, Inc.	867	24
Aaron's, Inc.	3,398	103
Abbott Laboratories	5,712	220
AbbVie, Inc.	5,712	294
Abercrombie & Fitch Co., Class A	249	10
Accenture PLC, Class A	3,625	289
ACCO Brands Corp. (f)	104	1
Actavis plc (f)	321	66
Actuant Corp., Class A	3,106	106
Acuity Brands, Inc.	740	98
Adobe Systems, Inc. (f)	3,763	247
ADT Corp. (The)	404	12
Advance Auto Parts, Inc.	1,090	138
Advanced Micro Devices, Inc. (f)	3,080	12
AES Corp.	893	13
Aetna, Inc.	2,546	191
Aflac, Inc.	301	19
Agilent Technologies, Inc.	1,979	111
Air Products & Chemicals, Inc.	277	33
Airgas, Inc.	294	31
Akamai Technologies, Inc. (f)	1,112	65
Alcoa, Inc.	3,780	49
Alexander & Baldwin, Inc.	1,073	46
Alexion Pharmaceuticals, Inc. (f)	1,201	183
Allegheny Technologies, Inc.	535	20
Allegion PLC	342	18
Allergan, Inc.	2,556	317
Allstate Corp. (The)	543	31
Alpha Natural Resources, Inc. (f)	884	4
Altera Corp.	4,241	154
Altria Group, Inc.	13,729	514
Amazon.com, Inc. (f)	1,470	495
AMC Networks, Inc., Class A (f)	21	2
Ameren Corp.	2,292	94
American Electric Power Co., Inc.	4,094	207
American Express Co.	3,491	314
American Tower Corp. REIT	3,460	283
Ameriprise Financial, Inc.	2,279	251
AmerisourceBergen Corp.	3,371	221
AMETEK, Inc.	2,892	149
Amgen, Inc.	5,517	680
Amphenol Corp., Class A	206	19
Anadarko Petroleum Corp.	2,941	249
Analog Devices, Inc.	3,757	200
Analogic Corp.	814	67
Annaly Capital Management, Inc. REIT	2,458	27
Aon PLC	200	17
	Shares	Value (000)
Apache Corp.	2,574	$214
Apollo Group, Inc., Class A (f)	636	22
Apple, Inc.	7,309	3,923
Applied Materials, Inc.	7,149	146
Arch Coal, Inc.	24,958	120
Archer-Daniels-Midland Co.	4,604	200
Arkansas Best Corp.	1,905	70
AT&T, Inc.	28,651	1,005
Automatic Data Processing, Inc.	1,670	129
AutoZone, Inc. (f)	257	138
Avago Technologies Ltd.	1,465	94
AvalonBay Communities, Inc. REIT	1,367	180
Avery Dennison Corp.	1,448	73
Avon Products, Inc.	5,226	77
Baker Hughes, Inc.	3,595	234
Balchem Corp.	688	36
Ball Corp.	799	44
Bank of America Corp.	90,316	1,553
Bank of New York Mellon Corp. (The)	10,284	363
Baxter International, Inc.	4,020	296
BB&T Corp.	5,960	239
Beam, Inc.	324	27
Becton Dickinson and Co.	1,822	213
Bed Bath & Beyond, Inc. (f)	1,380	95
Belden, Inc.	1,387	97
Berkshire Hathaway, Inc., Class B (f)	654	82
Best Buy Co., Inc.	1,346	36
Biogen Idec, Inc. (f)	1,424	436
BlackRock, Inc.	987	310
Boeing Co. (The)	3,219	404
Boston Properties, Inc. REIT	1,216	139
Boston Scientific Corp. (f)	10,697	145
Bristol-Myers Squibb Co.	8,039	418
Broadcom Corp., Class A	5,352	168
Brown-Forman Corp., Class B	306	27
Bunge Ltd.	875	70
C.H. Robinson Worldwide, Inc.	1,127	59
CA, Inc.	1,775	55
Cablevision Systems Corp.	2,712	46
Cabot Oil & Gas Corp.	3,131	106
Callaway Golf Co.	4,683	48
Cameron International Corp. (f)	1,723	106
Campbell Soup Co.	677	30
Cantel Medical Corp.	608	20
Capital One Financial Corp.	3,477	268
Cardinal Health, Inc.	3,121	218
CarMax, Inc. (f)	877	41
Carnival Corp.	2,009	76
Cash America International, Inc.	2,545	99
Catamaran Corp. (f)	200	9
Caterpillar, Inc.	4,387	436
CBRE Group, Inc., Class A (f)	5,489	151
CBS Corp., Class B	5,701	352

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Celanese Corp. Series A	320	$18
Celgene Corp. (f)	2,611	364
CenterPoint Energy, Inc.	4,476	106
CenturyLink, Inc.	3,610	119
Cerner Corp. (f)	2,012	113
CF Industries Holdings, Inc.	556	145
Charles Schwab Corp. (The)	6,333	173
Chesapeake Energy Corp.	4,134	106
Chevron Corp.	9,265	1,102
Chipotle Mexican Grill, Inc. (f)	223	127
Chubb Corp. (The)	284	25
Church & Dwight Co., Inc.	304	21
Cigna Corp.	3,371	282
Cimarex Energy Co.	913	109
Cintas Corp.	1,094	65
CIRCOR International, Inc.	494	36
Cisco Systems, Inc.	41,042	920
CIT Group, Inc.	1,655	81
Citigroup, Inc.	16,592	790
Citrix Systems, Inc. (f)	1,679	96
Cliffs Natural Resources, Inc.	877	18
Clorox Co. (The)	1,448	127
CME Group, Inc.	211	16
Coach, Inc.	1,353	67
Coca-Cola Co. (The)	36,863	1,425
Coca-Cola Enterprises, Inc.	2,183	104
Cognizant Technology Solutions Corp., Class A (f)	5,218	264
Colgate-Palmolive Co.	10,333	670
Comcast Corp., Class A	12,074	604
Comcast Corp. Special Class A	3,375	165
Comerica, Inc.	222	11
ConAgra Foods, Inc.	3,791	118
Concho Resources, Inc. (f)	580	71
ConocoPhillips	6,765	476
CONSOL Energy, Inc.	4,286	171
Consolidated Edison, Inc.	1,986	107
Constellation Brands, Inc., Class A (f)	697	59
Cooper Cos., Inc. (The)	761	105
Corning, Inc.	4,384	91
Costco Wholesale Corp.	6,415	716
Covidien PLC	1,698	125
CR Bard, Inc.	1,272	188
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp.	2,596	192
Crown Holdings, Inc. (f)	600	27
CST Brands, Inc.	319	10
CSX Corp.	6,008	174
Cubic Corp.	795	41
Cummins, Inc.	1,721	256
Curtiss-Wright Corp.	1,692	108
CVS Caremark Corp.	4,087	306
	Shares	Value (000)
Cytec Industries, Inc.	1,099	$107
D.R. Horton, Inc.	4,658	101
Danaher Corp.	4,797	360
Darden Restaurants, Inc.	524	27
DaVita HealthCare Partners, Inc. (f)	1,092	75
Deere & Co.	2,618	238
Delta Air Lines, Inc.	3,106	108
Deltic Timber Corp.	169	11
Denbury Resources, Inc.	834	14
DENTSPLY International, Inc.	2,288	105
Devon Energy Corp.	2,022	135
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	2
DIRECTV, Class A (f)	7,292	557
Discover Financial Services	3,169	184
Discovery Communications, Inc., Class A (f)	1,442	119
Discovery Communications, Inc., Class C (f)	1,203	93
Dollar General Corp. (f)	186	10
Dollar Tree, Inc. (f)	580	30
Dominion Resources, Inc.	5,323	378
Dover Corp.	226	18
Dow Chemical Co. (The)	1,880	91
Dr. Pepper Snapple Group, Inc.	1,363	74
DTE Energy Co.	1,390	103
Duke Energy Corp.	4,362	311
Dun & Bradstreet Corp. (The)	626	62
Eagle Materials, Inc.	1,203	107
Eastman Chemical Co.	282	24
Eaton Corp., PLC	2,048	154
eBay, Inc. (f)	7,267	401
Ecolab, Inc.	1,368	148
Edison International	3,627	205
Edwards Lifesciences Corp. (f)	321	24
EI du Pont de Nemours & Co.	1,472	99
Eli Lilly & Co.	4,433	261
EMC Corp.	15,897	436
EMCOR Group, Inc.	2,192	103
Emerson Electric Co.	4,565	305
Encore Wire Corp.	336	16
Energizer Holdings, Inc.	138	14
EnerSys, Inc.	1,454	101
Engility Holdings, Inc. (f)	18	1
Ensign Group, Inc. (The)	396	17
Entergy Corp.	1,190	80
EOG Resources, Inc.	2,535	497
EQT Corp.	1,875	182
Equifax, Inc.	1,361	93
Equity Residential REIT	2,633	153
Estee Lauder Cos., Inc. (The), Class A	3,290	220
Exelis, Inc.	227	4
Exelon Corp.	6,830	229
Expedia, Inc.	332	24
Expeditors International of Washington, Inc.	656	26

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Express Scripts Holding Co. (f)	6,026	$452
Exxon Mobil Corp.	22,586	2,206
Fair Isaac Corp.	1,012	56
Family Dollar Stores, Inc.	297	17
Fastenal Co.	1,671	82
FedEx Corp.	2,271	301
FEI Co.	1,031	106
Fidelity National Information Services, Inc.	111	6
Fifth Third Bancorp	8,171	188
Financial Engines, Inc.	1,765	90
First Solar, Inc. (f)	295	21
FirstEnergy Corp.	3,156	107
Fiserv, Inc. (f)	1,336	76
Flowserve Corp.	900	70
Fluor Corp.	626	49
FMC Corp.	2,226	170
FMC Technologies, Inc. (f)	2,271	119
Ford Motor Co.	9,229	144
Franklin Electric Co., Inc.	896	38
Franklin Resources, Inc.	3,208	174
Freeport-McMoRan Copper & Gold, Inc.	2,560	85
Frontier Communications Corp.	8,847	50
GameStop Corp., Class A	536	22
Gannett Co., Inc.	233	6
Gap, Inc. (The)	1,396	56
General Dynamics Corp.	1,141	124
General Electric Co.	20,178	522
General Growth Properties, Inc. REIT	1,246	27
General Mills, Inc.	6,004	311
Genuine Parts Co.	111	10
Gilead Sciences, Inc. (f)	8,580	608
Global Payments, Inc.	1,445	103
Goldman Sachs Group, Inc. (The)	4,252	697
Google, Inc., Class A (f)	1,683	1,876
Green Plains Renewable Energy, Inc.	3,531	106
H&R Block, Inc.	3,237	98
Halliburton Co.	6,438	379
Harman International Industries, Inc.	43	5
Hartford Financial Services Group, Inc.	328	12
Hasbro, Inc.	176	10
HCP, Inc. REIT	1,586	62
Health Care, Inc. REIT	617	37
Heartland Express, Inc.	3,385	77
Helmerich & Payne, Inc.	880	95
Henry Schein, Inc. (f)	580	69
Herbalife Ltd.	195	11
Hershey Co. (The)	895	93
Hess Corp.	1,239	103
Hewlett-Packard Co.	10,606	343
Hillshire Brands Co.	404	15
Hologic, Inc. (f)	1,496	32
Home Depot, Inc.	1,131	89
	Shares	Value (000)
Honeywell International, Inc.	4,630	$429
Hormel Foods Corp.	323	16
Hospira, Inc. (f)	1,394	60
Host Hotels & Resorts, Inc. REIT	7,871	159
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	604	68
Huntington Bancshares, Inc.	900	9
Huntington Ingalls Industries, Inc.	59	6
IHS, Inc., Class A (f)	572	69
Illinois Tool Works, Inc.	2,274	185
Illumina, Inc. (f)	542	81
Ingersoll-Rand PLC	1,027	59
Intel Corp.	17,676	456
IntercontinentalExchange Group, Inc.	578	114
Interface, Inc.	2,040	42
International Business Machines Corp.	7,271	1,400
International Flavors & Fragrances, Inc.	253	24
International Game Technology	2,603	37
International Paper Co.	830	38
International Speedway Corp., Class A	575	20
Interpublic Group of Cos., Inc. (The)	4,601	79
Intuit, Inc.	2,922	227
Intuitive Surgical, Inc. (f)	535	234
Invacare Corp.	885	17
Invesco Ltd.	3,481	129
Iron Mountain, Inc.	2,291	63
ITT Corp.	219	9
Jabil Circuit, Inc.	222	4
Jacobs Engineering Group, Inc. (f)	951	60
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	16
JC Penney Co., Inc. (f)	222	2
JM Smucker Co. (The)	920	89
Johnson & Johnson	13,648	1,341
Johnson Controls, Inc.	1,948	92
Jones Lang LaSalle, Inc.	873	103
Joy Global, Inc.	241	14
JPMorgan Chase & Co.	37,177	2,257
Juniper Networks, Inc. (f)	5,331	137
KB Home	5,596	95
KBR, Inc.	1,102	29
Kellogg Co.	2,415	151
Keurig Green Mountain, Inc.	306	32
KeyCorp	10,315	147
Kimberly-Clark Corp.	4,289	473
Kimco Realty Corp. REIT	2,219	49
KLA-Tencor Corp.	889	61
Knowles Corp. (f)	113	4
Kohl's Corp.	1,649	94
Kraft Foods Group, Inc.	3,996	224
Kroger Co. (The)	7,169	313
L Brands, Inc.	1,931	110
L-3 Communications Holdings, Inc.	111	13

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Laboratory Corp. of America Holdings (f)	549	$54
Lam Research Corp. (f)	642	35
Landstar System, Inc.	1,756	104
Las Vegas Sands Corp.	1,835	148
Legg Mason, Inc.	1,664	82
Lennar Corp., Class A	2,534	100
Leucadia National Corp.	2,012	56
Lexmark International, Inc., Class A	111	5
Li & Fung Ltd. (g)	40,000	59
Liberty Global PLC, Class A (f)	1,941	81
Liberty Global PLC Series C (f)	5,409	220
Liberty Property Trust REIT	529	20
Linear Technology Corp.	1,599	78
Lockheed Martin Corp.	883	144
Loews Corp.	2,984	131
Lorillard, Inc.	3,363	182
Lowe's Cos., Inc.	5,973	292
LSI Corp.	4,691	52
LyondellBasell Industries N.V., Class A	854	76
M&T Bank Corp.	1,032	125
Macerich Co. (The) REIT	287	18
Macy's, Inc.	173	10
Mallinckrodt PLC (f)	224	14
Manpowergroup, Inc.	1,229	97
Marathon Oil Corp.	3,605	128
Marathon Petroleum Corp.	1,803	157
Marriott International, Inc., Class A	1,625	91
Marriott Vacations Worldwide Corp. (f)	194	11
Marsh & McLennan Cos., Inc.	586	29
Marvell Technology Group Ltd.	2,749	43
Mastercard, Inc., Class A	10,428	779
Mattel, Inc.	1,465	59
Maxim Integrated Products, Inc.	1,470	49
MAXIMUS, Inc.	2,176	98
McCormick & Co., Inc.	268	19
McDonald's Corp.	4,982	488
McGraw Hill Financial, Inc.	3,115	238
McKesson Corp.	2,317	409
Mead Johnson Nutrition Co.	1,886	157
MeadWestvaco Corp.	232	9
Medtronic, Inc.	7,136	439
Merck & Co., Inc.	14,239	808
MetLife, Inc.	870	46
MGM Resorts International (f)	2,234	58
Microchip Technology, Inc.	903	43
Micron Technology, Inc. (f)	5,196	123
Microsoft Corp.	36,720	1,505
Minerals Technologies, Inc.	1,550	100
Molson Coors Brewing Co., Class B	1,521	90
Mondelez International, Inc., Class A	11,613	401
Monsanto Co.	2,586	294
Monster Beverage Corp. (f)	315	22
	Shares	Value (000)
Moody's Corp.	1,055	$84
Mosaic Co. (The)	1,408	70
Motorola Solutions, Inc.	1,199	77
Murphy Oil Corp.	914	57
Murphy USA, Inc. (f)	228	9
Mylan, Inc. (f)	1,601	78
Nabors Industries Ltd.	4,457	110
NASDAQ OMX Group, Inc. (The)	2,592	96
National Oilwell Varco, Inc.	3,789	295
NetApp, Inc.	3,216	119
NetFlix, Inc. (f)	325	114
New York Community Bancorp, Inc.	4,171	67
Newfield Exploration Co. (f)	836	26
Newmont Mining Corp.	2,581	60
News Corp., Class A (f)	3,591	62
News Corp., Class B (f)	825	14
NextEra Energy, Inc.	2,887	276
NII Holdings, Inc. (f)	1,486	2
NIKE, Inc., Class B	2,926	216
NiSource, Inc.	64	2
Noble Corp. PLC	971	32
Noble Energy, Inc.	2,700	192
Nordstrom, Inc.	310	19
Norfolk Southern Corp.	3,630	353
Northern Trust Corp.	33	2
Northrop Grumman Corp.	839	104
Nucor Corp.	866	44
NVIDIA Corp.	3,256	58
O'Reilly Automotive, Inc. (f)	1,033	153
Occidental Petroleum Corp.	6,817	650
Olympic Steel, Inc.	418	12
Omnicom Group, Inc.	1,761	128
ONE Gas, Inc. (f)	642	23
ONEOK, Inc.	2,570	152
Oracle Corp.	22,811	933
Owens-Illinois, Inc. (f)	262	9
PACCAR, Inc.	2,526	170
Pall Corp.	535	48
Patterson Cos., Inc.	176	7
Patterson-UTI Energy, Inc.	3,375	107
Paychex, Inc.	1,753	75
Peabody Energy Corp.	2,623	43
Pentair Ltd.	189	15
People's United Financial, Inc.	567	8
Pepco Holdings, Inc.	94	2
PepsiCo, Inc.	10,249	856
PerkinElmer, Inc.	2,282	103
Perrigo Co., PLC	951	147
PetSmart, Inc.	286	20
Pfizer, Inc.	28,629	920
PG&E Corp.	3,237	140
Philip Morris International, Inc.	11,566	947
Phillips 66	3,593	277

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Pioneer Natural Resources Co.	1,587	$297
Pitney Bowes, Inc.	2,481	64
Plum Creek Timber Co., Inc. REIT	858	36
PNC Financial Services Group, Inc. (The)	3,969	345
Power Integrations, Inc.	1,610	106
PPG Industries, Inc.	322	62
PPL Corp.	4,062	135
Praxair, Inc.	1,429	187
Precision Castparts Corp.	1,411	357
Priceline.com, Inc. (f)	258	307
PrivateBancorp, Inc.	2,169	66
Procter & Gamble Co. (The)	25,481	2,054
Progressive Corp. (The)	259	6
ProLogis, Inc. REIT	3,809	156
Prudential Financial, Inc.	200	17
Public Service Enterprise Group, Inc.	4,094	156
Public Storage REIT	2,566	432
PVH Corp.	884	110
QEP Resources, Inc.	4,708	139
Qualcomm, Inc.	12,126	956
Quest Diagnostics, Inc.	970	56
Ralph Lauren Corp.	47	8
Range Resources Corp.	2,398	199
Rayonier, Inc. REIT	525	24
Raytheon Co.	974	96
Regency Centers Corp. REIT	251	13
Regions Financial Corp.	13,979	155
Republic Services, Inc.	2,858	98
Reynolds American, Inc.	3,349	179
Robert Half International, Inc.	1,660	70
Rockwell Automation, Inc.	1,362	170
Rockwell Collins, Inc.	832	66
Roper Industries, Inc.	1,030	138
Ross Stores, Inc.	1,350	97
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,478	81
RR Donnelley & Sons Co.	2,704	48
Ryland Group, Inc. (The)	2,541	101
Safeway, Inc.	861	32
Salesforce.com, Inc. (f)	4,196	240
SanDisk Corp.	2,718	221
Schlumberger Ltd.	10,225	997
Scripps Networks Interactive, Inc., Class A	681	52
Sealed Air Corp.	287	9
Sempra Energy	2,003	194
Sherwin-Williams Co. (The)	61	12
Sigma-Aldrich Corp.	266	25
Simon Property Group, Inc. REIT	4,528	743
SLM Corp.	4,930	121
SM Energy Co.	1,498	107
Sonic Automotive, Inc., Class A	1,177	26
Southern Co. (The)	6,330	278
	Shares	Value (000)
Southwest Airlines Co.	4,985	$118
Southwestern Energy Co. (f)	3,262	150
Spectra Energy Corp.	4,322	160
Sprint Corp. (f)	22,134	203
St. Jude Medical, Inc.	2,926	191
Stanley Black & Decker, Inc.	258	21
Staples, Inc.	5,338	61
Starbucks Corp.	4,552	334
Starwood Hotels & Resorts Worldwide, Inc.	684	54
State Street Corp.	2,768	193
Stericycle, Inc. (f)	617	70
Stewart Information Services Corp.	898	32
Stryker Corp.	2,547	207
SunTrust Banks, Inc.	4,717	188
Symantec Corp.	6,062	121
Sysco Corp.	7,922	286
T-Mobile US, Inc. (f)	116	4
T. Rowe Price Group, Inc.	2,931	241
Target Corp.	2,288	138
TE Connectivity Ltd.	2,600	157
Tenaris SA	4,172	92
Tenet Healthcare Corp. (f)	131	6
Terex Corp.	2,505	111
Texas Instruments, Inc.	10,705	505
Textron, Inc.	4,439	174
Thermo Fisher Scientific, Inc.	3,458	416
Tiffany & Co.	261	22
Time Warner Cable, Inc.	2,949	405
Time Warner, Inc.	6,009	393
Titan International, Inc.	3,563	68
TJX Cos., Inc.	4,040	245
Towers Watson & Co., Class A	898	102
Tractor Supply Co.	1,424	101
Travelers Cos., Inc. (The)	528	45
TripAdvisor, Inc. (f)	332	30
Triumph Group, Inc.	1,647	106
TRW Automotive Holdings Corp. (f)	1,344	110
Twenty-First Century Fox, Inc.	17,267	550
Tyco International Ltd.	1,109	47
Tyson Foods, Inc., Class A	2,883	127
Ultra Petroleum Corp. (f)	1,210	33
UniFirst Corp.	433	48
Union Pacific Corp.	1,985	372
United Parcel Service, Inc., Class B	3,420	333
United States Steel Corp.	541	15
United Technologies Corp.	2,573	301
UnitedHealth Group, Inc.	4,612	378
Universal Health Services, Inc., Class B	1,363	112
Urban Outfitters, Inc. (f)	186	7
US Bancorp	13,773	590
UTi Worldwide, Inc.	9,173	97
Valero Energy Corp.	3,571	190
Valmont Industries, Inc.	712	106

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Varian Medical Systems, Inc. (f)	827	$69
Ventas, Inc. REIT	547	33
Verisk Analytics, Inc., Class A (f)	1,588	95
Verizon Communications, Inc.	29,350	1,398
Vertex Pharmaceuticals, Inc. (f)	542	38
VF Corp.	2,312	143
Viacom, Inc., Class B	3,563	303
Visa, Inc., Class A	3,400	734
Vornado Realty Trust REIT	309	30
Vulcan Materials Co.	1,559	104
Wabtec Corp.	1,294	100
Wal-Mart Stores, Inc.	23,621	1,805
Walgreen Co.	11,657	770
Walt Disney Co. (The)	9,674	775
Waste Management, Inc.	3,629	153
Waters Corp. (f)	321	35
Weatherford International Ltd. (f)	4,376	76
WellPoint, Inc.	1,687	168
Wells Fargo & Co.	38,327	1,906
Western Union Co. (The)	5,569	91
Weyerhaeuser Co. REIT	1,979	58
Whole Foods Market, Inc.	4,848	246
Williams Cos., Inc. (The)	7,331	297
Wisconsin Energy Corp.	2,870	134
World Fuel Services Corp.	1,779	78
WPX Energy, Inc. (f)	3,405	61
WW Grainger, Inc.	588	149
Wyndham Worldwide Corp.	308	23
Wynn Resorts Ltd.	640	142
Xcel Energy, Inc.	4,016	122
Xerox Corp.	5,356	61
Xilinx, Inc.	1,608	87
Xylem, Inc.	1,738	63
Yahoo!, Inc. (f)	5,999	215
Yum! Brands, Inc.	3,189	240
Zimmer Holdings, Inc.	1,737	164
Zions Bancorporation	3,499	108
Zoetis, Inc.	8,964	259
		108,881
Total Common Stocks (Cost $208,645)		257,868
Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	328
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note F)	4,614	113
Total Investment Companies (Cost $493)		441
	No. of Rights	Value (000)
Rights (0.0%)
Hong Kong (0.0%)
New World Development Co., Ltd. (f)	9,794	$2
Italy (0.0%)
Banco Popolare SC (f)	1,051	9
Portugal (0.0%)
Mota Engil SGPS (f)	2,077	2
Spain (0.0%)
BBVA (f)	132,359	31
United Kingdom (0.0%)
RSA Insurance Group PLC (f)	29,921	17
Total Rights (Cost $35)		61
	Shares
Short-Term Investments (14.0%)
Investment Company (13.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $63,691)	63,691,356	63,691
	Face Amount (000)
U.S. Treasury Securities (0.5%)
U.S. Treasury Bills,
0.05%, 8/21/14 (h)(i)	$1,119	1,119
0.06%, 8/21/14 (h)(i)	366	366
0.07%, 8/21/14 (h)(i)	792	792
Total U.S. Treasury Securities (Cost $2,277)		2,277
Total Short-Term Investments (Cost $65,968)		65,968
Total Investments (98.9%) (Cost $410,313) (j)(k)		465,601
Other Assets in Excess of Liabilities (1.1%)		5,143
Net Assets (100.0%)		$470,744

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(d)  When-issued security.

(e)  Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(f)  Non-income producing security.

(g)  Security trades on the Hong Kong exchange.

(h)  Rate shown is the yield to maturity at March 31, 2014.

(i)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)  Securities are available for collateral in connection with purchase of a when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

(k)  The approximate fair value and percentage of net assets, $137,785,000 and 29.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

GDR  Global Depositary Receipt.

IO  Interest Only.

OJSC  Open Joint Stock Company.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	MXN	9,400		$720		4/1/14	USD	715		$715		$(5)
HSBC Bank PLC	USD	712		712		4/1/14	MXN	9,400		720		8
Deutsche Bank AG London	USD	794		794		4/3/14	AUD	856		794		—	@
Deutsche Bank AG London	USD	14		14		4/3/14	AUD	15		14		—	@
Deutsche Bank AG London	USD	34		34		4/3/14	EUR	25		34		(—	@)
Deutsche Bank AG London	USD	66		66		4/3/14	EUR	48		65		(1)
Deutsche Bank AG London	USD	244		244		4/3/14	EUR	176		243		(1)
Deutsche Bank AG London	USD	6		6		4/3/14	JPY	570		6		(—	@)
Deutsche Bank AG London	USD	630		630		4/3/14	MXN	8,228		630		(—	@)
Deutsche Bank AG London	USD	651		651		4/3/14	NOK	3,887		649		(2)
HSBC Bank PLC	USD	715		715		4/3/14	MXN	9,400		720		5
HSBC Bank PLC	ZAR	1,560		148		4/3/14	USD	143		143		(5)
JPMorgan Chase Bank NA	AUD	15		14		4/3/14	USD	14		14		(—	@)
JPMorgan Chase Bank NA	AUD	871		808		4/3/14	USD	777		777		(31)
JPMorgan Chase Bank NA	CAD	5,206		4,709		4/3/14	USD	4,693		4,693		(16)
JPMorgan Chase Bank NA	EUR	9		12		4/3/14	USD	12		12		(—	@)
JPMorgan Chase Bank NA	USD	—	@	—	@	4/3/14	CAD	—	@	—	@	—	@
JPMorgan Chase Bank NA	USD	243		243		4/3/14	CHF	214		242		(1)
UBS AG	CHF	214		242		4/3/14	USD	242		242		(—	@)
UBS AG	EUR	444		611		4/3/14	NOK	3,660		611		(—	@)
UBS AG	EUR	3,729		5,136		4/3/14	USD	5,134		5,134		(2)
UBS AG	EUR	734		1,011		4/3/14	USD	1,019		1,019		8
UBS AG	EUR	332		457		4/3/14	USD	456		456		(1)
UBS AG	GBP	1,985		3,309		4/3/14	USD	3,310		3,310		1
UBS AG	JPY	1,186,932		11,500		4/3/14	USD	11,517		11,517		17
UBS AG	NOK	3,660		611		4/3/14	EUR	440		606		(5)
UBS AG	NOK	1,110		185		4/3/14	USD	185		185		(—	@)
UBS AG	NOK	2,776		463		4/3/14	USD	459		459		(4)
UBS AG	NZD	246		213		4/3/14	USD	213		213		(—	@)
UBS AG	SEK	22,277		3,442		4/3/14	USD	3,444		3,444		2
UBS AG	THB	10,500		324		4/3/14	USD	324		324		(—	@)
UBS AG	USD	14		14		4/3/14	AUD	15		14		—	@
UBS AG	USD	4,717		4,717		4/3/14	CAD	5,206		4,709		(8)
UBS AG	USD	6,273		6,273		4/3/14	EUR	4,555		6,276		3
UBS AG	USD	3,276		3,276		4/3/14	GBP	1,960		3,268		(8)
UBS AG	USD	11,697		11,697		4/3/14	JPY	1,186,362		11,494		(203)
UBS AG	USD	1,364		1,364		4/3/14	KRW	1,458,797		1,370		6
UBS AG	USD	259		259		4/3/14	MYR	850		260		1
UBS AG	USD	1,340		1,340		4/3/14	PLN	4,051		1,340		(—	@)
UBS AG	USD	3,416		3,416		4/3/14	SEK	22,107		3,416		(—	@)
UBS AG	USD	27		27		4/3/14	SEK	170		27		(—	@)
UBS AG	USD	321		321		4/3/14	THB	10,500		323		2
UBS AG	USD	148		148		4/3/14	ZAR	1,560		148		(—	@)
Wells Fargo Bank NA	MXN	17,628		1,350		4/3/14	USD	1,319		1,319		(31)
Wells Fargo Bank NA	PLN	4,051		1,339		4/3/14	USD	1,321		1,321		(18)
Wells Fargo Bank NA	USD	41		41		4/3/14	GBP	25		41		(—	@)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Wells Fargo Bank NA	USD	206	$206	4/3/14	NZD	246	$214	$8
Bank of New York Mellon	MXN	8,665	663	4/16/14	USD	663	663	— @
Bank of New York Mellon	USD	187	187	4/16/14	MXN	2,462	189	2
JPMorgan Chase Bank NA	NOK	9,322	1,556	4/16/14	USD	1,562	1,562	6
State Street Bank and Trust Co.	USD	529	529	4/16/14	DKK	2,839	524	(5)
UBS AG	USD	1,732	1,732	4/16/14	NOK	10,335	1,725	(7)
Bank of America NA	USD	2,279	2,279	4/17/14	CAD	2,529	2,286	7
Bank of America NA	USD	490	490	4/17/14	EUR	353	485	(5)
Bank of Montreal	TRY	1,397	650	4/17/14	USD	624	624	(26)
Barclays Bank PLC	EUR	2,186	3,012	4/17/14	USD	3,013	3,013	1
Barclays Bank PLC	EUR	4,730	6,516	4/17/14	USD	6,581	6,581	65
Barclays Bank PLC	KRW	853,348	801	4/17/14	USD	803	803	2
Barclays Bank PLC	USD	373	373	4/17/14	AUD	409	379	6
Barclays Bank PLC	USD	30	30	4/17/14	INR	1,840	31	1
Barclays Bank PLC	USD	1,118	1,118	4/17/14	KRW	1,200,163	1,126	8
Barclays Bank PLC	USD	892	892	4/17/14	SEK	5,657	874	(18)
Commonwealth Bank of Australia	AUD	21,248	19,685	4/17/14	USD	19,368	19,368	(317)
Commonwealth Bank of Australia	EUR	630	867	4/17/14	USD	876	876	9
Commonwealth Bank of Australia	USD	2,338	2,338	4/17/14	AUD	2,530	2,344	6
Commonwealth Bank of Australia	USD	1,730	1,730	4/17/14	AUD	1,876	1,738	8
Deutsche Bank AG London	AUD	1,152	1,067	4/17/14	USD	1,050	1,050	(17)
Deutsche Bank AG London	CAD	541	490	4/17/14	USD	488	488	(2)
Deutsche Bank AG London	CHF	483	546	4/17/14	USD	552	552	6
Deutsche Bank AG London	JPY	90,878	880	4/17/14	USD	882	882	2
Deutsche Bank AG London	JPY	8,810	85	4/17/14	USD	87	87	2
Deutsche Bank AG London	USD	3,465	3,465	4/17/14	EUR	2,515	3,465	— @
Deutsche Bank AG London	USD	1,396	1,396	4/17/14	EUR	1,009	1,391	(5)
Deutsche Bank AG London	USD	16,560	16,560	4/17/14	EUR	11,903	16,397	(163)
Deutsche Bank AG London	USD	6,819	6,819	4/17/14	EUR	4,897	6,745	(74)
Deutsche Bank AG London	USD	133	133	4/17/14	HKD	1,031	133	— @
Goldman Sachs International	EUR	37,960	52,293	4/17/14	USD	52,810	52,810	517
Goldman Sachs International	USD	632	632	4/17/14	HKD	4,901	632	— @
Goldman Sachs International	USD	1,520	1,520	4/17/14	HKD	11,806	1,522	2
JPMorgan Chase Bank NA	USD	201	201	4/17/14	SGD	254	202	1
JPMorgan Chase Bank NA	USD	554	554	4/17/14	TWD	16,799	552	(2)
JPMorgan Chase Bank NA	ZAR	7,017	665	4/17/14	USD	651	651	(14)
Royal Bank of Scotland PLC	JPY	1,081,232	10,477	4/17/14	USD	10,668	10,668	191
Royal Bank of Scotland PLC	USD	799	799	4/17/14	BRL	1,903	835	36
Royal Bank of Scotland PLC	USD	1,256	1,256	4/17/14	ILS	4,349	1,246	(10)
Royal Bank of Scotland PLC	USD	48	48	4/17/14	THB	1,550	48	(— @)
State Street Bank and Trust Co.	USD	2,145	2,145	4/17/14	CHF	1,875	2,121	(24)
State Street Bank and Trust Co.	USD	325	325	4/17/14	SEK	2,064	319	(6)
UBS AG	GBP	304	507	4/17/14	USD	504	504	(3)
UBS AG	ILS	2,042	586	4/17/14	USD	590	590	4
UBS AG	JPY	191,061	1,851	4/17/14	USD	1,885	1,885	34
UBS AG	SEK	7,354	1,136	4/17/14	USD	1,159	1,159	23
UBS AG	USD	506	506	4/17/14	CAD	562	508	2
UBS AG	USD	1,619	1,619	4/17/14	CHF	1,415	1,601	(18)
UBS AG	USD	7,668	7,668	4/17/14	EUR	5,512	7,593	(75)
UBS AG	USD	1,117	1,117	4/17/14	GBP	670	1,117	(— @)
UBS AG	USD	273	273	4/17/14	RUB	10,096	287	14
UBS AG	USD	1,412	1,412	4/17/14	SGD	1,784	1,419	7
UBS AG	USD	642	642	4/17/14	TRY	1,436	668	26
UBS AG	USD	770	770	4/17/14	ZAR	8,302	786	16
UBS AG	USD	11,519	11,519	5/2/14	JPY	1,186,932	11,502	(17)
UBS AG	USD	1,373	1,373	5/2/14	KRW	1,458,797	1,368	(5)
Deutsche Bank AG London	AUD	856	792	5/6/14	USD	792	792	— @
Deutsche Bank AG London	MXN	8,228	629	5/6/14	USD	629	629	— @
UBS AG	CAD	5,206	4,705	5/6/14	USD	4,713	4,713	8

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	NOK	3,660	$611	5/6/14	EUR	443	$611	$—	@
UBS AG	PLN	4,051	1,337	5/6/14	USD	1,337	1,337	—	@
UBS AG	SEK	22,107	3,414	5/6/14	USD	3,414	3,414	—	@
UBS AG	USD	242	242	5/6/14	CHF	214	242	—	@
UBS AG	USD	5,134	5,134	5/6/14	EUR	3,729	5,136	2
UBS AG	USD	3,309	3,309	5/6/14	GBP	1,985	3,308	(1)
UBS AG	USD	261	261	5/6/14	MYR	850	260	(1)
UBS AG	USD	185	185	5/6/14	NOK	1,110	185	—	@
UBS AG	USD	213	213	5/6/14	NZD	246	213	—	@
UBS AG	USD	323	323	5/6/14	THB	10,500	323	(—	@)
UBS AG	ZAR	1,560	148	5/6/14	USD	148	148	—	@
			$273,898				$273,816	$(82)

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$334	Apr-14	$10
CAC 40 Index (France)	7	423	Apr-14	9
Dollar Index (United States)	75	6,019	Jun-14	50
FTSE 100 Index (United Kingdom)	9	982	Jun-14	6
FTSE MIB Index (Italy)	15	2,211	Jun-14	123
MSCI Emerging Market E Mini (United States)	75	3,698	Jun-14	(2)
MSCI Singapore Free Index (Singapore)	36	2,046	Apr-14	51
NIKKEI 225 Index (Japan)	60	4,306	Jun-14	3
OMXS 30 (Sweden)	19	397	Apr-14	6
S&P 500 E MINI Index (United States)	706	65,820	Jun-14	5
SPI 200 Index (Australia)	2	250	Jun-14	(— @)
U.S. Treasury 5 yr. Note (United States)	16	1,903	Jun-14	(15)
U.S. Treasury 10 yr. Note (United States)	114	14,079	Jun-14	(114)
U.S. Treasury Long Bond (United States)	18	2,398	Jun-14	18
U.S. Treasury Ultra Long Bond (United States)	44	6,357	Jun-14	45
Short:
Copper High Grade Index (United States)	31	(2,345)	May-14	129
Euro Stoxx 50 Index (Germany)	37	(1,580)	Jun-14	(— @)
German Euro BOBL (Germany)	2	(346)	Jun-14	(— @)
German Euro Bund (Germany)	99	(19,555)	Jun-14	(55)
Hang Seng Index (Hong Kong)	118	(7,668)	Apr-14	(226)
IBEX 35 Index (Spain)	25	(3,552)	Apr-14	(87)
TOPIX Index (Japan)	62	(7,226)	Jun-14	68
U.S. Treasury 2 yr. Note (United States)	3	(659)	Jun-14	1
U.S. Treasury 5 yr. Note (United States)	50	(5,948)	Jun-14	47
U.S. Treasury 10 yr. Note (United States)	92	(11,362)	Jun-14	71
				$143

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)			Unrealized Appreciation (Depreciation) (000)			Value (000)			Credit Rating of Reference Obligation†
Bank of America NA People's Republic of China	Buy		$51	1.00%	3/20/19	$	(—	@)	$	(—	@)	$	(—	@)	AA-
Bank of America NA Australian Government	Buy		51	1.00	3/20/19		(2)			(—	@)		(2)		NR
Bank of America NA People's Republic of China	Buy		51	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Bank of America NA People's Republic of China	Buy		16	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Bank of America NA People's Republic of China	Buy		16	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Bank of America NA Australian Government	Buy		79	1.00	3/20/19		(2)			(1)			(3)		NR
Bank of America NA Australian Government	Buy		34	1.00	3/20/19		(1)			(—	@)		(1)		NR
Bank of America NA People's Republic of China	Buy		34	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Bank of America NA People's Republic of China	Buy		7	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Barclays Bank PLC People's Republic of China	Buy		16	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Barclays Bank PLC People's Republic of China	Buy		33	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Barclays Bank PLC People's Republic of China	Buy		24	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Barclays Bank PLC People's Republic of China	Buy		33	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Barclays Bank PLC People's Republic of China	Buy		54	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Deutsche Bank AG Australian Government	Buy		49	1.00	3/20/19		(1)			(—	@)		(1)		NR
Deutsche Bank AG People's Republic of China	Buy		49	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Deutsche Bank AG People's Republic of China	Buy		65	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Deutsche Bank AG Australian Government	Buy		49	1.00	3/20/19		(1)			(—	@)		(1)		NR
Deutsche Bank AG People's Republic of China	Buy		16	1.00	3/20/19		(—	@)		(—	@)		(—	@)	AA-
Deutsche Bank AG Australian Government	Buy		33	1.00	3/20/19		(1)			(—	@)		(1)		NR
Deutsche Bank AG Australian Government	Buy		53	1.00	3/20/19		(2)			(—	@)		(2)		NR
Goldman Sachs International Australian Government	Buy		33	1.00%	3/20/19		(1)			(—	@)		(1)		NR
JPMorgan Chase Bank NA HSBC Bank PLC	Buy	EUR	230	1.00	3/20/19		(4)			(2)			(6)		AA-
JPMorgan Chase Bank NA Standard Chartered Bank	Buy		275	1.00	3/20/19		4			(1)			3		NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy		180	1.00	3/20/19		2			(1)			1		NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy		195	1.00	3/20/19		3			(1)			2		NR
JPMorgan Chase Bank NA Australian Government	Buy		$47	1.00	3/20/19		(1)			(—	@)		(1)		NR

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Credit Default Swap Agreements: (cont'd)

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
JPMorgan Chase Bank NA HSBC Bank PLC	Buy	EUR	915	1.00	3/20/19	$(13)	$(9)		$(22)	AA-
JPMorgan Chase Bank NA HSBC Bank PLC	Buy		2,750	1.00	3/20/19	(41)	(23)		(64)	AA-
JPMorgan Chase Bank NA Australian Government	Buy		$47	1.00	3/20/19	(1)	(—	@)	(1)	NR
JPMorgan Chase Bank NA People's Republic of China	Buy		34	1.00	3/20/19	(— @)	(—	@)	(— @)	AA-
JPMorgan Chase Bank NA Australian Government	Buy		34	1.00	3/20/19	(1)	(—	@)	(1)	NR
JPMorgan Chase Bank NA People's Republic of China	Buy		20	1.00	3/20/19	(— @)	(—	@)	(— @)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy		16	1.00	3/20/19	(— @)	(—	@)	(— @)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy		48	1.00	3/20/19	(— @)	(—	@)	(— @)	AA-
JPMorgan Chase Bank NA Standard Chartered Bank	Buy	EUR	680	1.00	3/20/19	11	(4)		7	NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy		625	1.00	3/20/19	1	4		5	NR
			$6,942			$(51)	$(38)		$(89)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.04%	2/13/23		$3,010	$153
Barclays Bank PLC	3 Month LIBOR	Receive	2.90	5/13/43		1,530	170
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43		1,215	158
Goldman Sachs International	3 Month LIBOR	Pay	2.04	1/22/19	CAD	5,960	26
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$3,740	175
Goldman Sachs International	3 Month LIBOR	Receive	2.95	1/22/24	CAD	3,240	(48)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	1/24/19		$6,380	(32)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.96	1/24/24		3,480	62
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23		1,810	88
							$752

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2014:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom International Retail Basket		$734	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	$(34)
Barclays Bank PLC	Barclays Custom International Retail Basket		6,311	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(86)
Barclays Bank PLC	Barclays Custom International Retail Basket		5,551	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	(128)
Barclays Bank PLC	MSCI Daily Total Return Net Emerging Markets Index		24,428	3 Month USD LIBOR minus 0.20%	Receive	3/5/15	749
Deutsche Bank AG	MSCI China Banks Index	HKD	27,338	3 Month HKD HIBOR minus 0.35%	Pay	2/17/15	(118)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	MSCI Japan Retail Index	JPY	270,581	3 Month USD LIBOR minus 0.20%	Pay	3/2/15	$67
Deutsche Bank AG	MSCI Japan Retail Index		272,927	3 Month USD LIBOR minus 0.20%	Pay	3/2/15	(22)
Deutsche Bank AG	MSCI Japan Retail Index		262,766	3 Month USD LIBOR minus 0.20%	Pay	3/2/15	1
Deutsche Bank AG	MSCI Japan Retail Index		262,025	3 Month USD LIBOR minus 0.35%	Pay	3/2/15	(54)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		$730	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(21)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		7,678	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(218)
Goldman Sachs International	Goldman Sachs Custom Miners Index		911	3 Month USD LIBOR minus 0.51%	Pay	11/26/14	49
Goldman Sachs International	Goldman Sachs China Retail Custom Basket	HKD	14,109	3 Month HKD HIBOR minus 0.65%	Pay	12/12/14	(42)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		11,051	3 Month HKD HIBOR minus 0.65%	Pay	12/15/14	(38)
Goldman Sachs International	Goldman Sachs Custom Client Basket		$8,449	3 Month USD LIBOR minus 0.23%	Pay	3/25/15	(92)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		12,467	3 Month USD LIBOR minus 0.22%	Pay	8/16/14	(655)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		1,709	3 Month USD LIBOR minus 0.39%	Pay	8/16/14	23
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index		1,411	3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(36)
JPMorgan Chase Bank NA	MSCI China Banks Index	HKD	14,883	3 Month HKD HIBOR minus 0.30%	Pay	11/26/14	(49)
JPMorgan Chase Bank NA	MSCI China Banks Index		11,710	3 Month HKD HIBOR minus 0.25%	Pay	11/26/14	(38)
							$(742)

@    Value is less than $500.

†    Credit Rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

HIBOR  Hong Kong Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

NR    Not Rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	55.4%
Fixed Income Securities	30.3
Short-Term Investments	14.2
Other+	0.1
Total Investments	100.0	%++

+  Industries and/or investment types representing less than 5% of total investments.

++  Does not include open long/short futures contracts with an underlying face amount of approximately $171,464,000 with net unrealized appreciation of approximately $143,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $82,000 and does not include open swap agreements with net unrealized depreciation of approximately $28,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $346,496)	$401,797
Investment in Securities of Affiliated Issuers, at Value (Cost $63,817)	63,804
Total Investments in Securities, at Value (Cost $410,313)	465,601
Foreign Currency, at Value (Cost $1,530)	1,532
Cash	— @
Receivable for Variation Margin on Futures Contracts	6,666
Unrealized Appreciation on Swap Agreements	1,663
Interest Receivable	1,310
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,075
Receivable for Investments Sold	723
Dividends Receivable	636
Receivable for Portfolio Shares Sold	552
Tax Reclaim Receivable	157
Premium Paid on Open Swap Agreements	21
Receivable from Affiliate	3
Other Assets	32
Total Assets	479,971
Liabilities:
Payable for Investments Purchased	3,797
Unrealized Depreciation on Swap Agreements	1,721
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,157
Payable for Portfolio Shares Redeemed	976
Payable for Advisory Fees	475
Due to Broker	380
Payable for Sub Transfer Agency Fees — Class I	57
Payable for Sub Transfer Agency Fees — Class A	43
Payable for Sub Transfer Agency Fees — Class L	12
Payable for Shareholder Services Fees — Class A	80
Payable for Distribution and Shareholder Services Fees — Class L	18
Payable for Trustees' Fees and Expenses	79
Premium Received on Open Swap Agreements	72
Payable for Custodian Fees	66
Payable for Swap Agreements Termination	57
Payable for Professional Fees	42
Payable for Administration Fees	32
Payable for Transfer Agent Fees — Class A	8
Payable for Variation Margin on Swap Agreements	6
Other Liabilities	149
Total Liabilities	9,227
Net Assets	$470,744
Net Assets Consist Of:
Paid-in-Capital	$412,351
Accumulated Undistributed Net Investment Income	3,324
Accumulated Net Realized Loss	(269)
Unrealized Appreciation (Depreciation) on:
Investments	55,301
Investments in Affiliates	(13)
Futures Contracts	143
Swap Agreements	(28)
Foreign Currency Forward Exchange Contracts	(82)
Foreign Currency Translations	17
Net Assets	$470,744

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2014 (000)
CLASS I:
Net Assets	$65,346
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	3,920,662
Net Asset Value, Offering and Redemption Price Per Share	$16.67
CLASS A:
Net Assets	$376,430
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	22,684,849
Net Asset Value, Redemption Price Per Share	$16.59
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.92
Maximum Offering Price Per Share	$17.51
CLASS L:
Net Assets	$28,968
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,751,617
Net Asset Value, Offering and Redemption Price Per Share	$16.54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Global Strategist Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $133 of Foreign Taxes Withheld)	$3,879
Interest from Securities of Unaffiliated Issuers	2,786
Dividends from Securities of Affiliated Issuers (Note F)	14
Total Investment Income	6,679
Expenses:
Advisory Fees (Note B)	1,042
Shareholder Services Fees — Class A (Note D)	470
Distribution and Shareholder Services Fees — Class L (Note D)	109
Custodian Fees (Note E)	226
Sub Transfer Agency Fees — Class I	58
Sub Transfer Agency Fees — Class A	127
Sub Transfer Agency Fees — Class L	19
Administration Fees (Note C)	185
Shareholder Reporting Fees	111
Professional Fees	67
Pricing Fees	62
Transfer Agency Fees — Class I	3
Transfer Agency Fees — Class A	23
Transfer Agency Fees — Class L	3
Registration Fees	25
Trustees' Fees and Expenses	8
Other Expenses	14
Total Expenses	2,552
Reimbursement of Class Specific Expenses — Class I (Note B)	(61)
Reimbursement of Class Specific Expenses — Class L (Note B)	(7)
Waiver of Advisory Fees (Note B)	(28)
Rebate from Morgan Stanley Affiliate (Note F)	(25)
Net Expenses	2,431
Net Investment Income	4,248
Realized Gain (Loss):
Investments Sold	8,514
Foreign Currency Forward Exchange Contracts	(3,850)
Foreign Currency Transactions	26
Futures Contracts	2,751
Swap Agreements	(3,050)
Net Realized Gain	4,391
Change in Unrealized Appreciation (Depreciation):
Investments	22,483
Investments in Affiliates	(3)
Foreign Currency Forward Exchange Contracts	1,522
Foreign Currency Translations	(31)
Futures Contracts	1,615
Swap Agreements	(2,372)
Net Change in Unrealized Appreciation (Depreciation)	23,214
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	27,605
Net Increase in Net Assets Resulting from Operations	$31,853

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Global Strategist Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,248	$7,327
Net Realized Gain	4,391	32,434
Net Change in Unrealized Appreciation (Depreciation)	23,214	14,274
Net Increase in Net Assets Resulting from Operations	31,853	54,035
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(714)	(106)
Net Realized Gain	(3,844)	—
Class A:
Net Investment Income	(4,088)	(53)
Net Realized Gain	(26,774)	—
Class H*:
Net Investment Income	—	(473)**
Class L:
Net Investment Income	(173)	(43)
Net Realized Gain	(2,073)	—
Total Distributions	(37,666)	(675)
Capital Share Transactions:(1)
Class I:
Subscribed	13,533	7,208
Issued due to a tax-free reorganization	—	23,950
Distributions Reinvested	4,536	105
Redeemed	(4,338)	(8,420)
Class A:
Subscribed	11,596	3,837
Distributions Reinvested	30,252	53
Conversion from Class H	—	345,585
Redeemed	(34,034)	(7,166)
Class H*:
Subscribed	—	3,245 **
Issued due to a tax-free reorganization	—	367,167
Distributions Reinvested	—	459 **
Conversion to Class A	—	(345,585)**
Redeemed	—	(58,859)**
Class L:
Subscribed	1,113	1,036
Issued due to a tax-free reorganization	—	35,288
Distributions Reinvested	2,203	42
Redeemed	(3,058)	(10,816)
Net Increase in Net Assets Resulting from Capital Share Transactions	21,803	357,129
Total Increase in Net Assets	15,990	410,489
Net Assets:
Beginning of Period	454,754	44,265
End of Period (Including Accumulated Undistributed Net Investment Income of $3,324 and $4,051)	$470,744	$454,754

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Global Strategist Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	817	444
Shares Issued due to a tax-free reorganization	—	1,593
Shares Issued on Distributions Reinvested	284	7
Shares Redeemed	(257)	(528)
Net Increase in Class I Shares Outstanding	844	1,516
Class A:
Shares Subscribed	692	235
Shares Issued on Distributions Reinvested	1,903	3
Conversion from Class H	—	20,983
Shares Redeemed	(2,045)	(436)
Net Increase in Class A Shares Outstanding	550	20,785
Class H*:
Shares Subscribed	—	205	**
Shares Issued due to a tax-free reorganization	—	24,510
Shares Issued on Distributions Reinvested	—	30	**
Conversion to Class A	—	(21,000	)**
Shares Redeemed	—	(3,746	)**
Net Decrease in Class H Shares Outstanding	—	(1)
Class L:
Shares Subscribed	68	63
Shares Issued due to a tax-free reorganization	—	2,356
Shares Issued on Distributions Reinvested	139	3
Shares Redeemed	(185)	(693)
Net Increase in Class L Shares Outstanding	22	1,729

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the period October 1, 2012 through September 6, 2013.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$16.96		$15.22	$12.50	$12.55		$11.66		$11.87
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.35	0.14	0.18		0.21		0.16
Net Realized and Unrealized Gain (Loss)	0.99		1.44	2.79	(0.02)		0.91		0.17
Total from Investment Operations	1.17		1.79	2.93	0.16		1.12		0.33
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.05)	(0.21)	(0.21)		(0.23)		(0.54)
Net Realized Gain	(1.23)		—	—	—		—		—
Total Distributions	(1.46)		(0.05)	(0.21)	(0.21)		(0.23)		(0.54)
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$16.67		$16.96	$15.22	$12.50		$12.55		$11.66
Total Return++	7.31	%#	11.79%	23.66%	1.07%		9.77%		3.45	%**
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$65,346		$52,170	$23,756	$25,192		$22,706		$45,567
Ratio of Expenses to Average Net Assets (1)	0.73	%+††*	0.69%+	1.37%+	1.30	%+††	0.89	%+††	0.67	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.76%+	N/A	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.15	%+††*	2.18%+	1.01%+	1.35	%+††	1.73	%+††	1.56	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.01%		0.01%		0.04%
Portfolio Turnover Rate	30	%#	107%	168%	164%		176%		171%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.96	%††*	0.82%	N/A	N/A		N/A		N/A
Net Investment Income to Average Net Assets	1.92	%††*	2.05%	N/A	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.66%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$16.88		$15.18	$12.47	$12.52		$11.63		$11.84
Income from Investment Operations:
Net Investment Income†	0.15		0.42	0.10	0.15		0.18		0.13
Net Realized and Unrealized Gain (Loss)	0.98		1.32	2.79	(0.03)		0.91		0.17
Total from Investment Operations	1.13		1.74	2.89	0.12		1.09		0.30
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.04)	(0.18)	(0.17)		(0.20)		(0.51)
Net Realized Gain	(1.23)		—	—	—		—		—
Total Distributions	(1.42)		(0.04)	(0.18)	(0.17)		(0.20)		(0.51)
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$16.59		$16.88	$15.18	$12.47		$12.52		$11.63
Total Return++	7.08	%#	11.49%	23.33%	0.83%		9.52%		3.15	%**
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$376,430		$373,559	$20,487	$16,857		$17,169		$18,290
Ratio of Expenses to Average Net Assets (1)	1.06	%+††*	0.47%+^	1.64%+	1.55	%+††	1.14	%+††	1.03	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.03%+^	N/A	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.82	%+††*	2.60%+^	0.69%+	1.10	%+††	1.48	%+††	1.27	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.01%		0.01%		0.04%
Portfolio Turnover Rate	30	%#	107%	168%	164%		176%		171%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%††*	1.11%	N/A	N/A		N/A		1.08	%+
Net Investment Income to Average Net Assets	1.80	%††*	1.96%	N/A	N/A		N/A		1.22	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 0.80% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 2.35%.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.99% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Global Strategist Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$16.78		$15.15		$14.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.23		(0.02)
Net Realized and Unrealized Gain	0.98		1.42		0.78
Total from Investment Operations	1.09		1.65		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.02)		(0.03)
Net Realized Gain	(1.23)		—		—
Total Distributions	(1.33)		(0.02)		(0.03)
Net Asset Value, End of Period	$16.54		$16.78		$15.15
Total Return++	6.88	%#	10.91%		5.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,968		$29,025		$11
Ratio of Expenses to Average Net Assets (1)	1.58	%+††*	1.42	%+^^	2.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.49	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.30	%+††*	1.44	%+^^	(0.29	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.03	%*
Portfolio Turnover Rate	30	%#	107%		168	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.65	%††*	1.54%		N/A
Net Investment Income to Average Net Assets	1.23	%††*	1.32%		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.59% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.49% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Global Strategist Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

On October 29, 2012, the Portfolio acquired the net assets of Morgan Stanley Global Strategist Fund ("Global Strategist Fund"), an open-end investment company, based on the respective valuations as of the close of business on October 26, 2012, pursuant to a Plan of Reorganization approved by the shareholders of Global Strategist Fund on September 27, 2012 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,593,487 Class I shares of the Portfolio at a net asset value of $15.03 for 1,647,817 Class I shares of Global Strategist Fund; 24,510,455 Class H shares of the Portfolio at a net asset value of $14.98 per share for 24,547,727 Class A shares and 974,243 Class B shares of Global Strategist Fund; 2,355,671 Class L shares of the Portfolio at a net asset value of $14.98 for 2,458,244 Class C shares of Global Strategist Fund; The net assets of Global Strategist Fund before the Reorganization were approximately $426,405,000, including unrealized appreciation of approximately $16,468,000 at October 26, 2012. The investment portfolio of Global Strategist Fund, with a fair value of approximately $426,271,000 and identified cost of approximately $407,721,000 on October 26, 2012, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Global Strategist Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $43,584,000. Immediately after the merger, the net assets of the Portfolio were approximately $469,989,000.

Upon closing of the Reorganization, shareholders of Global Strategist Fund received shares of the Portfolio as follows:

Global Strategist Fund	MSIFT Global Strategist Portfolio
Class I	Class I
Class A	Class H
Class B	Class H
Class C	Class L

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended September 30, 2013, are as follows:

Net investment income(1)	$11,938,000
Net gain realized and unrealized gain(2)	$64,661,000
Net increase (decrease) in net assets resulting from operations	$76,599,000

(1) Approximately $7,327,000 as reported, plus approximately $2,820,000 Global Strategist Fund premerger, plus approximately $1,791,000 of estimated pro-forma eliminated expenses.

(2) Approximately $46,708,000 as reported, plus approximately $17,953,000 Global Strategist Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Strategist Fund that have been included in the Portfolio's Statement of Operations since September 30, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$43	$—	$43
Agency Fixed Rate Mortgages	—	10,602	—	10,602
Asset-Backed Securities	—	956	—	956
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Collateralized Mortgage Obligations — Agency Collateral Series	$—	$2,549	$—	$2,549
Commercial Mortgage-Backed Securities	—	4,008	—	4,008
Corporate Bonds	—	35,404	—	35,404
Mortgages — Other	—	1,446	—	1,446
Sovereign	—	73,741	—	73,741
U.S. Treasury Securities	—	12,514	—	12,514
Total Fixed Income Securities	—	141,263	—	141,263
Common Stocks
Aerospace & Defense	2,526	1,063	—	3,589
Air Freight & Logistics	816	424	—	1,240
Airlines	226	183	—	409
Auto Components	452	1,164	—	1,616
Automobiles	628	5,637	—	6,265
Banks	10,980	25,823	—	36,803
Beverages	2,686	3,645	—	6,331
Biotechnology	2,309	553	—	2,862
Building Products	42	945	—	987
Capital Markets	2,791	2,452	—	5,243
Chemicals	2,195	4,297	—	6,492
Commercial Banks	108	145	—	253
Commercial Services & Supplies	711	690	—	1,401
Communications Equipment	2,090	499	—	2,589
Computers & Peripherals	343	—	—	343
Construction & Engineering	320	972	—	1,292
Construction Materials	211	431	—	642
Consumer Finance	986	—	—	986
Containers & Packaging	171	120	—	291
Distributors	10	—	—	10
Diversified Consumer Services	121	—	—	121
Diversified Financial Services	1,476	1,714	—	3,190
Diversified Telecommunication Services	2,800	4,993	—	7,793
Electric Utilities	1,989	2,951	—	4,940
Electrical Equipment	1,169	1,898	—	3,067
Electronic Equipment, Instruments & Components	478	1,356	—	1,834
Energy Equipment & Services	2,552	721	—	3,273
Food & Staples Retailing	4,617	3,344	—	7,961
Food Products	2,053	6,121	—	8,174
Gas Utilities	23	772	—	795
Health Care Equipment & Supplies	2,861	662	—	3,523
Health Care Providers & Services	2,792	325	—	3,117
Health Care Technology	113	—	—	113
Hotels, Restaurants & Leisure	2,128	1,126	—	3,254

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Household Durables	$575	$518	$—	$1,093
Household Products	3,359	1,509	—	4,868
Independent Power Producers & Energy Traders	40	142	—	182
Industrial Conglomerates	1,125	2,023	—	3,148
Information Technology Services	4,105	614	—	4,719
Insurance	1,516	5,904	—	7,420
Internet & Catalog Retail	970	133	—	1,103
Internet Software & Services	2,557	93	—	2,650
Leisure Products	117	—	—	117
Life Sciences Tools & Services	746	106	—	852
Machinery	2,129	2,954	—	5,083
Marine	—	421	—	421
Media	5,221	1,547	—	6,768
Metals & Mining	1,100	4,597	—	5,697
Multi-Utilities	1,414	1,813	—	3,227
Multi-line Retail	320	338	—	658
Oil, Gas & Consumable Fuels	11,859	9,154	—	21,013
Paper & Forest Products	49	255	—	304
Personal Products	307	996	—	1,303
Pharmaceuticals	5,023	10,991	—	16,014
Professional Services	588	825	—	1,413
Real Estate Investment Trusts (REITs)	2,872	1,512	—	4,384
Real Estate Management & Development	603	1,986	—	2,589
Road & Rail	1,889	1,469	—	3,358
Semiconductors & Semiconductor Equipment	2,491	746	—	3,237
Software	3,480	903	—	4,383
Specialty Retail	1,989	1,560	—	3,549
Tech Hardware, Storage & Peripherals	4,738	704	—	5,442
Textiles, Apparel & Luxury Goods	544	1,974	—	2,518
Thrifts & Mortgage Finance	77	—	—	77
Tobacco	1,822	2,528	—	4,350
Trading Companies & Distributors	231	1,164	—	1,395
Transportation Infrastructure	—	641	—	641
Water Utilities	—	3	—	3
Wireless Telecommunication Services	454	2,636	—	3,090
Total Common Stocks	120,083	137,785	—	257,868
Investment Companies	441	—	—	441
Rights	57	4	—	61
Short-Term Investments
Investment Company	63,691	—	—	63,691
U.S. Treasury Securities	—	2,277	—	2,277
Total Short-Term Investments	63,691	2,277	—	65,968
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Foreign Currency Forward Exchange Contracts	$—	$1,075	$—	$1,075
Futures Contracts	642	—	—	642
Credit Default Swap Agreements	—	4	—	4
Interest Rate Swap Agreements	—	832	—	832
Total Return Swap Agreements	—	889	—	889
Total Assets	184,914	284,129	—	469,043
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,157)	—	(1,157)
Futures Contracts	(499)	—	—	(499)
Credit Default Swap Agreements	—	(42)	—	(42)
Interest Rate Swap Agreements	—	(80)	—	(80)
Total Return Swap Agreements	—	(1,631)	—	(1,631)
Total Liabilities	(499)	(2,910)	—	(3,409)
Total	$184,415	$281,219	$—	$465,634

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, securities with a total value of approximately $77,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2013 were valued using significant other inputs at March 31, 2014.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Right (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation/depreciation	(—	@)
Realized gains (losses)	—
Ending Balance	$—
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—

@  Value is less than $500.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks. The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,075
Futures Contracts	Variation Margin	Commodity Risk	129	(a)
Futures Contracts	Variation Margin	Currency Risk	50	(a)
Futures Contracts	Variation Margin	Equity Risk	281	(a)
Futures Contracts	Variation Margin	Interest Rate Risk	182	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	4
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	889
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	770
Swap Agreements	Variation Margin	Interest Rate Risk	62	(a)
Total			$3,442
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,157)
Futures Contracts	Variation Margin	Equity Risk	(315	)(a)
Futures Contracts	Variation Margin	Interest Rate Risk	(184	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(42)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,631)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(48)
Swap Agreements	Variation Margin	Interest Rate Risk	(32	)(a)
Total			$(3,409)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(3,850)
Commodity Risk	Futures Contracts	(232)
Equity Risk	Futures Contracts	3,919
Interest Rate Risk	Futures Contracts	(936)
Credit Risk	Swap Agreements	(14)
Equity Risk	Swap Agreements	(2,799)
Interest Rate Risk	Swap Agreements	(237)
Total		$(4,149)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,522
Commodity Risk	Futures Contracts	129
Currency Risk	Futures Contracts	206
Equity Risk	Futures Contracts	1,752
Interest Rate Risk	Futures Contracts	(472)
Credit Risk	Swap Agreements	(38)
Equity Risk	Swap Agreements	(2,420)
Interest Rate Risk	Swap Agreements	37
Variation Margin	Swap Agreements	49
Total		$765

At March 31, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$1,075	$(1,157)
Swap Agreements	1,663	(1,721)
Total	$2,738	$(2,878)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreements, the Portfolio typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swaps, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

counterparty, the return of collateral with market value in excess of the Portfolio's net liability, held by the defaulting party, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$160	$(6)	$—	$154
Bank of New York Mellon	2	—	—	2
Barclays Bank PLC	1,002	(266)	(290)	446
Commonwealth Bank of Australia	23	(23)	—	0
Deutsche Bank AG	226	(194)	(32)	0
Deutsche Bank AG London	10	(10)	—	0
Goldman Sachs International	769	(250)	—	519
HSBC Bank PLC	13	(10)	—	3
JPMorgan Chase Bank NA	34	(34)	—	0
Royal Bank of Canada	88	—	—	88
Royal Bank of Scotland PLC	227	(10)	—	217
UBS AG	176	(176)	—	0
Wells Fargo Bank NA	8	(8)	—	0
Total	$2,738	$(987)	$(322)	$1,429

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$6	$(6)	$—	$0
Bank of Montreal	26	—	—	26
Barclays Bank PLC	266	(266)	—	0
Commonwealth Bank of Australia	317	(23)	—	294
Deutsche Bank AG	194	(194)	—	0
Deutsche Bank AG London	265	(10)	—	255
Goldman Sachs International	459	(250)	—	209
HSBC Bank PLC	10	(10)	—	0
JPMorgan Chase Bank NA	883	(34)	—	849
Royal Bank of Scotland PLC	10	(10)	—	0
State Street Bank and Trust Co.	35	—	—	35
UBS AG	358	(176)	—	182
Wells Fargo Bank NA	49	(8)	—	41
Total	$2,878	$(987)	$—	$1,891

For the six months ended March 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$318,978,000
Futures Contracts:
Average monthly original value	$229,650,000
Swap Agreements:
Average monthly notional amount	$159,636,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares and 1.59% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of reorganization or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $28,000 of advisory fees were waived and approximately $68,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $85,132,000 and $138,472,000, respectively. For the six months ended March 31, 2014, purchases and sales of long-term U.S. Government securities were approximately $39,586,000 and $36,898,000, respectively.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2014 (000)
$26,991	$118,897	$82,197	$11	$63,691

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 31, 2014, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $126,000 at March 31, 2014.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2014 (000)
$112	$3	$—	$3	$113

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From: Ordinary Income (000)	2012 Distributions Paid From: Ordinary Income (000)
$675	$606

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments,

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

premium amortization, merger adjustments and tax adjustments on passive foreign investment companies sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$(3,197)	$(2,389)	$5,586

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$18,487	$19,178

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $65,674,000 and the aggregate gross unrealized depreciation is approximately $10,386,000 resulting in net unrealized appreciation of approximately $55,288,000.

At September 30, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$607	September 30, 2018

Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply as a result of the Portfolio's merger with Global Strategist Fund in October 2012.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2013, the Portfolio utilized approximately $1,222,000 of its capital loss carryforward.

H. Other: At March 31, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 35% for Class I shares.

I. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

(This Page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
910982 EXP 5.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Mid Cap Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,087.30	$1,021.44	$3.64	$3.53	0.70%
Mid Cap Growth Portfolio Class A	1,000.00	1,085.80	1,020.14	4.99	4.84	0.96
Mid Cap Growth Portfolio Class L	1,000.00	1,082.90	1,017.45	7.79	7.54	1.50
Mid Cap Growth Portfolio Class IS	1,000.00	1,087.80	1,021.94	3.12	3.03	0.60

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Advertising Agencies (0.9%)
Aimia, Inc. (Canada)	4,223,560	$67,814
Aerospace (2.5%)
TransDigm Group, Inc. (a)	1,080,011	200,018
Automobiles (2.8%)
Tesla Motors, Inc. (a)(b)	1,072,517	223,566
Back Office Support, HR & Consulting (5.4%)
IHS, Inc., Class A (b)	1,543,399	187,523
Qualicorp SA (Brazil) (b)	6,140,706	62,110
Verisk Analytics, Inc., Class A (b)	2,890,189	173,296
		422,929
Beverage: Soft Drinks (2.4%)
Keurig Green Mountain, Inc.	947,988	100,098
Monster Beverage Corp. (b)	1,272,324	88,363
		188,461
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (b)	297,296	19,961
Intercept Pharmaceuticals, Inc. (b)	33,334	10,993
Seattle Genetics, Inc. (b)	446,363	20,336
		51,290
Building Materials (1.2%)
Martin Marietta Materials, Inc. (a)	719,789	92,385
Computer Services, Software & Systems (24.8%)
Akamai Technologies, Inc. (b)	3,452,972	200,998
FireEye, Inc. (b)	2,577,369	158,689
Gartner, Inc. (b)	2,971,406	206,334
Groupon, Inc. (b)	16,067,742	125,971
LinkedIn Corp., Class A (a)(b)	1,046,931	193,619
NetSuite, Inc. (b)	679,547	64,441
Palo Alto Networks, Inc. (b)	619,452	42,494
Qihoo 360 Technology Co., Ltd. ADR (China) (b)	1,548,922	154,242
ServiceNow, Inc. (b)	1,421,320	85,166
Solera Holdings, Inc.	3,714,325	235,265
Splunk, Inc. (b)	1,170,685	83,692
Tableau Software, Inc., Class A (b)	210,011	15,978
Twitter, Inc. (a)(b)	2,529,743	118,063
Workday, Inc., Class A (b)	925,879	84,653
Yandex N.V., Class A (Russia) (b)	2,834,375	85,570
Youku Tudou, Inc. ADR (China) (b)	3,530,451	98,994
		1,954,169
Computer Technology (0.4%)
Stratasys Ltd. (a)(b)	296,691	31,476
Consumer Lending (2.3%)
FleetCor Technologies, Inc. (b)	1,545,812	177,923
Consumer Services: Miscellaneous (1.5%)
Dropbox, Inc. (b)(c)(d)(e) (acquisition cost — $33,909; acquired 5/1/12)	3,747,173	71,575
MercadoLibre, Inc. (Brazil) (a)	495,163	47,095
		118,670
	Shares	Value (000)
Diversified Retail (2.8%)
Dollar Tree, Inc. (b)	3,125,475	$163,087
zulily, Inc., Class A (a)(b)	1,146,396	57,538
		220,625
Electronic Components (0.7%)
3D Systems Corp. (a)(b)	888,542	52,557
Electronic Entertainment (0.6%)
Zynga, Inc., Class A (a)(b)	10,459,277	44,975
Energy Equipment (0.4%)
SolarCity Corp. (a)(b)	510,727	31,982
Entertainment (0.5%)
Legend Pictures LLC Ltd. (b)(c)(d)(e) (acquisition cost — $38,812; acquired 3/8/12)	36,302	42,332
Environmental, Maintenance & Security Services (3.2%)
Intertek Group PLC (United Kingdom)	3,581,274	183,791
Stericycle, Inc. (b)	613,303	69,683
		253,474
Financial Data & Systems (2.4%)
MSCI, Inc. (b)	4,445,649	191,252
Foods (4.8%)
McCormick & Co., Inc. (a)	2,214,952	158,901
Mead Johnson Nutrition Co. (a)	2,651,944	220,482
		379,383
Health Care Services (3.4%)
athenahealth, Inc. (b)	1,683,431	269,753
Hotel/Motel (2.7%)
Edenred (France)	6,648,777	208,804
Insurance: Property-Casualty (4.1%)
Arch Capital Group Ltd. (b)	2,757,037	158,640
Progressive Corp. (The) (a)	6,690,515	162,044
		320,684
Leisure Time (0.9%)
TripAdvisor, Inc. (b)	801,304	72,590
Machinery: Industrial (1.2%)
Colfax Corp. (a)(b)	1,287,194	91,816
Medical Equipment (9.7%)
Illumina, Inc. (b)	3,377,829	502,148
Intuitive Surgical, Inc. (a)(b)	596,153	261,109
		763,257
Oil: Crude Producers (0.9%)
Range Resources Corp. (a)	901,138	74,767
Pharmaceuticals (3.2%)
Endo International PLC (b)	2,847,086	195,453
Ironwood Pharmaceuticals, Inc. (b)	3,539,459	43,606
Pharmacyclics, Inc. (a)(b)	145,650	14,597
		253,656
Radio & TV Broadcasters (0.5%)
Pandora Media, Inc. (b)	1,231,714	37,346

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Restaurants (4.6%)
Dunkin' Brands Group, Inc.	3,828,189	$192,099
Panera Bread Co., Class A (b)	975,578	172,160
		364,259
Specialty Retail (0.4%)
ASOS PLC (United Kingdom) (b)	393,477	34,061
Telecommunications Equipment (2.9%)
Motorola Solutions, Inc.	3,601,708	231,554
Textiles, Apparel & Shoes (3.4%)
Carter's, Inc.	2,443,341	189,725
Moncler SpA (Italy) (b)	4,723,442	80,848
		270,573
Total Common Stocks (Cost $5,655,792)		7,738,401
Convertible Preferred Stocks (0.1%)
Computer Services, Software & Systems (0.0%)
Peixe Urbano, Inc. (Brazil) (b)(c)(d)(e) (acquisition cost — $18,817; acquired 12/2/11)	571,575	692
Consumer Services: Miscellaneous (0.1%)
Dropbox, Inc. Series A (b)(c)(d)(e) (acquisition cost — $3,365; acquired 5/25/12)	371,814	7,102
Total Convertible Preferred Stocks (Cost $22,182)		7,794
Preferred Stocks (0.6%)
Computer Services, Software & Systems (0.4%)
Palantir Technologies, Inc. Series G (b)(c)(d)(e) (acquisition cost — $11,738; acquired 7/19/12)	3,835,908	23,514
Palantir Technologies, Inc. Series H (b)(c)(d)(e) (acquisition cost — $3,519; acquired 10/25/13)	1,002,564	6,146
Palantir Technologies, Inc. Series H1 (b)(c)(d)(e) (acquisition cost — $3,519; acquired 10/25/13)	1,002,564	6,146
		35,806
Diversified Retail (0.2%)
Flipkart Online Services Pvt Ltd. Series D (India) (b)(c)(d)(e) (acquisition cost — $13,007; acquired 10/4/13)	566,827	13,428
Total Preferred Stocks (Cost $31,783)		49,234
	Notional Amount
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014@ CNY 6.50	85,254,479	240
USD/CNY December 2014@ CNY 6.50	1,060,534,647	3,033
USD/CNY December 2014@ CNY 6.50	1,194,070,384	3,454
Total Call Options Purchased (Cost $7,364)		6,727
	Shares	Value (000)
Short-Term Investments (7.7%)
Securities held as Collateral on Loaned Securities (6.3%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F)	382,768,985	$382,769
	Face Amount (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $28,465; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $29,034)	$28,465	28,465
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $28,013; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $28,574)	28,013	28,013
Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $59,223; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $60,407)	59,223	59,223
		115,701
Total Securities held as Collateral on Loaned Securities (Cost $498,470)		498,470
	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $105,823)	105,823,100	105,823
Total Short-Term Investments (Cost $604,293)		604,293
Total Investments (106.7%) (Cost $6,321,414) Including $599,279 of Securities Loaned (f)		8,406,449
Liabilities in Excess of Other Assets (-6.7%)		(526,763)
Net Assets (100.0%)		$7,879,686

(a)  All or a portion of this security was on loan at March 31, 2014.

(b)  Non-income producing security.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to approximately $170,935,000 and represents 2.2% of net assets.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

(d)  At March 31, 2014, the Portfolio held fair valued securities valued at approximately $170,935,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(e)  Security has been deemed illiquid at March 31, 2014.

(f)  The approximate fair value and percentage of net assets, $507,504,000 and 6.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	59.8%
Computer Services, Software & Systems	25.2
Medical Equipment	9.7
Back Office Support, HR & Consulting	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $5,832,822)	$7,917,857
Investment in Security of Affiliated Issuer, at Value (Cost $488,592)	488,592
Total Investments in Securities, at Value (Cost $6,321,414)	8,406,449
Foreign Currency, at Value (Cost $552)	552
Receivable for Portfolio Shares Sold	9,776
Dividends Receivable	2,193
Receivable from Affiliate	10
Other Assets	323
Total Assets	8,419,303
Liabilities:
Collateral on Securities Loaned, at Value	498,470
Payable for Portfolio Shares Redeemed	21,237
Payable for Advisory Fees	9,828
Due to Broker	6,830
Payable for Sub Transfer Agency Fees	782
Payable for Sub Transfer Agency Fees — Class I	634
Payable for Sub Transfer Agency Fees — Class A	378
Payable for Sub Transfer Agency Fees — Class L	4
Payable for Administration Fees	562
Payable for Shareholder Services Fees — Class A	487
Payable for Distribution and Shareholder Services Fees — Class L	12
Payable for Trustees' Fees and Expenses	43
Payable for Custodian Fees	36
Payable for Professional Fees	36
Payable for Transfer Agent Fees	2
Payable for Transfer Agent Fees — Class A	7
Payable for Transfer Agent Fees — Class L	2
Payable for Transfer Agent Fees — Class IS	1
Other Liabilities	266
Total Liabilities	539,617
Net Assets	$7,879,686
Net Assets Consist Of:
Paid-in-Capital	$5,512,174
Distributions in Excess of Net Investment Income	(5,146)
Accumulated Net Realized Gain	287,622
Unrealized Appreciation (Depreciation) on:
Investments	2,085,035
Foreign Currency Translations	1
Net Assets	$7,879,686

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2014 (000)
CLASS I:
Net Assets	$5,343,104
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	117,826,592
Net Asset Value, Offering and Redemption Price Per Share	$45.35
CLASS A:
Net Assets	$2,170,518
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	50,067,725
Net Asset Value, Redemption Price Per Share	$43.35
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.40
Maximum Offering Price Per Share	$45.75
CLASS L:
Net Assets	$18,224
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	424,275
Net Asset Value, Offering and Redemption Price Per Share	$42.95
CLASS IS:
Net Assets	$347,840
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	7,664,641
Net Asset Value, Offering and Redemption Price Per Share	$45.38
(1) Including: Securities on Loan, at Value:	$599,279

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $443 of Foreign Taxes Withheld)	$23,821
Income from Securities Loaned — Net	2,917
Dividends from Security of Affiliated Issuer (Note F)	62
Total Investment Income	26,800
Expenses:
Advisory Fees (Note B)	19,364
Sub Transfer Agency Fees — Class I	2,568
Sub Transfer Agency Fees — Class A	1,191
Sub Transfer Agency Fees — Class L	10
Administration Fees (Note C)	3,098
Shareholder Services Fees — Class A (Note D)	2,758
Distribution and Shareholder Services Fees — Class L (Note D)	67
Shareholder Reporting Fees	436
Custodian Fees (Note E)	186
Registration Fees	91
Trustees' Fees and Expenses	83
Professional Fees	77
Transfer Agency Fees — Class I	14
Transfer Agency Fees — Class A	33
Transfer Agency Fees — Class L	3
Transfer Agency Fees — Class IS	1
Pricing Fees	2
Other Expenses	76
Total Expenses	30,058
Rebate from Morgan Stanley Affiliate (Note F)	(139)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	29,918
Net Investment Loss	(3,118)
Realized Gain:
Investments Sold	299,958
Foreign Currency Transactions	10
Net Realized Gain	299,968
Change in Unrealized Appreciation (Depreciation):
Investments	325,520
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	625,488
Net Increase in Net Assets Resulting from Operations	$622,370

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(3,118)	$12,226
Net Realized Gain	299,968	463,569
Net Change in Unrealized Appreciation (Depreciation)	325,520	1,214,780
Net Increase in Net Assets Resulting from Operations	622,370	1,690,575
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13,404)
Net Realized Gain	(310,450)	(133,898)
Class A:
Net Investment Income	—	(4,830)
Net Realized Gain	(128,582)	(59,176)
Class H*:
Net Investment Income	—	(731)**
Net Realized Gain	—	(8,367)**
Class L:
Net Investment Income	—	(35)
Net Realized Gain	(1,046)	(564)
Class IS:
Net Realized Gain	(1)	—
Total Distributions	(440,079)	(221,005)
Capital Share Transactions:(1)
Class I:
Subscribed	551,428	1,139,503
Issued due to a tax-free reorganization	—	2,947
Distributions Reinvested	297,048	139,068
Redeemed	(828,858)	(1,329,591)
Class A:
Subscribed	192,483	235,049
Distributions Reinvested	126,784	63,274
Conversion from Class H	—	265,546
Redeemed	(368,712)	(632,952)
Class H*:
Subscribed	—	12,590 **
Issued due to a tax-free reorganization	—	241,247
Distributions Reinvested	—	8,783 **
Conversion to Class A	—	(265,546)**
Redeemed	—	(51,044)**
Class L:
Subscribed	1,289	314
Issued due to a tax-free reorganization	—	16,919
Distributions Reinvested	1,024	581
Redeemed	(1,602)	(4,686)
Class IS:
Subscribed	365,679	10 ***
Redeemed	(2,301)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	334,262	(157,988)
Total Increase in Net Assets	516,553	1,311,582
Net Assets:
Beginning of Period	7,363,133	6,051,551
End of Period (Including Distributions in Excess of Net Investment Income of $(5,146) and $(2,028))	$7,879,686	$7,363,133

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Mid Cap Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11,930	28,858
Shares Issued due to a tax-free reorganization	—	86
Shares Issued on Distributions Reinvested	6,827	4,036
Shares Redeemed	(17,893)	(35,425)
Net Increase (Decrease) in Class I Shares Outstanding	864	(2,445)
Class A:
Shares Subscribed	4,307	6,431
Shares Issued on Distributions Reinvested	3,046	1,909
Conversion from Class H	—	6,494
Shares Redeemed	(8,428)	(17,531)
Net Decrease in Class A Shares Outstanding	(1,075)	(2,697)
Class H*:
Shares Subscribed	—	360	**
Shares Issued due to a tax-free reorganization	—	7,299
Shares Issued on Distributions Reinvested	—	265	**
Conversion to Class A	—	(6,496	)**
Shares Redeemed	—	(1,428	)**
Net Increase (Decrease) in Class H Shares Outstanding	—	—
Class L:
Shares Subscribed	29	8
Shares Issued due to a tax-free reorganization	—	513
Shares Issued on Distributions Reinvested	25	18
Shares Redeemed	(37)	(132)
Net Increase in Class L Shares Outstanding	17	407
Class IS:
Shares Subscribed	7,714	—	@@***
Shares Redeemed	(49)	—
Net Increase in Class IS Shares Outstanding	7,665	—	@@***

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the period October 1, 2012 through September 6, 2013.

***  For the period September 13, 2013 through September 30, 2013.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$44.24		$35.34	$33.65	$33.58		$26.96		$23.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.00	)‡	0.10	0.17	0.03		0.11		0.03
Net Realized and Unrealized Gain	3.75		10.10	3.35	0.14		6.52		2.94
Total from Investment Operations	3.75		10.20	3.52	0.17		6.63		2.97
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	—	(0.10)		(0.01)		—
Net Realized Gain	(2.64)		(1.18)	(1.83)	—		—		—
Total Distributions	(2.64)		(1.30)	(1.83)	(0.10)		(0.01)		—
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$45.35		$44.24	$35.34	$33.65		$33.58		$26.96
Total Return++	8.73	%#	29.92%	10.91%	0.47%		24.58%		12.38	%**
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,343,104		$5,174,440	$4,219,528	$3,797,139		$3,012,006		$2,005,809
Ratio of Expenses to Average Net Assets	0.70	%+††*	0.70%+^	0.71%+	0.69	%+††	0.68	%+††	0.69	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.71%+^	N/A	N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01	)%+††*	0.27%+^	0.48%+	0.07	%+††	0.38	%+††	0.16	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%		0.01%		0.01%
Portfolio Turnover Rate	20	%#	52%	26%	35%		23%		27%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 12.34%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Mid Cap Growth Portfolio

	Class A
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$42.46		$34.03	$32.55	$32.51		$26.15		$23.33
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.06)		0.01	0.06	(0.07)		0.04		(0.02)
Net Realized and Unrealized Gain	3.59		9.70	3.25	0.15		6.32		2.84
Total from Investment Operations	3.53		9.71	3.31	0.08		6.36		2.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	—	(0.04)		—		—
Net Realized Gain	(2.64)		(1.18)	(1.83)	—		—		—
Total Distributions	(2.64)		(1.28)	(1.83)	(0.04)		—		—
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$43.35		$42.46	$34.03	$32.55		$32.51		$26.15
Total Return++	8.58	%#	29.60%	10.62%	0.22%		24.32%		12.04	%**
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,170,518		$2,171,493	$1,832,003	$2,595,397		$2,465,552		$1,567,302
Ratio of Expenses to Average Net Assets	0.96	%+††*	0.95%+^	0.96%+	0.94	%+††	0.93	%+††	0.96	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.96%+^	N/A	N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27	)%+††*	0.02%+^	0.17%+	(0.18	)%+††	0.13	%+††	(0.11	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%		0.01%		0.01%
Portfolio Turnover Rate	20	%#	52%	26%	35%		23%		27%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 12.00%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Mid Cap Growth Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from June 14, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$42.20		$33.97		$32.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.18)		(0.15)		0.05
Net Realized and Unrealized Gain	3.57		9.63		1.05
Total from Investment Operations	3.39		9.48		1.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		—
Net Realized Gain	(2.64)		(1.18)		—
Total Distributions	(2.64)		(1.25)		—
Net Asset Value, End of Period	$42.95		$42.20		$33.97
Total Return++	8.29	%#	28.92%		3.35	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,224		$17,190		$10
Ratio of Expenses to Average Net Assets	1.50	%+††*	1.46	%+^^	1.50	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.46	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.81	)%+††*	(0.41	)%+^^	0.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§*
Portfolio Turnover Rate	20	%#	52%		26	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Mid Cap Growth Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Period from September 13, 2013^ to September 30, 2013
Net Asset Value, Beginning of Period	$44.25		$43.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.00	)‡
Net Realized and Unrealized Gain	3.75		0.51
Total from Investment Operations	3.77		0.51
Distributions from and/or in Excess of:
Net Realized Gain	(2.64)		—
Net Asset Value, End of Period	$45.38		$44.25
Total Return++	8.78	%#	1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$347,840		$10
Ratio of Expenses to Average Net Assets	0.60	%+††*	0.49	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.58	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09	%+††*	(0.22	)%+^^*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01	%*
Portfolio Turnover Rate	20	%#	52	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

On October 29, 2012, the Portfolio acquired the net assets of Morgan Stanley Mid Cap Growth Fund ("Mid Cap Growth Fund"), an open-end investment company, based on the respective valuations as of the close of business on October 26, 2012, pursuant to a Plan of Reorganization approved by the shareholders of Mid Cap Growth Fund on October 16, 2012 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 85,850 Class I shares of the Portfolio at a net asset value of $34.33 for 97,833 Class I shares of Mid Cap Growth Fund; 7,299,457 Class H shares of the Portfolio at a net asset value of $33.05 per share for 8,240,333 Class A shares and 233,231 Class B shares of Mid Cap Growth Fund; 513,012 Class L shares of the Portfolio at a net asset value of $32.98 for 693,319 Class C shares of Mid Cap Growth Fund. The net assets of Mid Cap Growth Fund before the Reorganization were approximately $261,113,000, including unrealized appreciation of approximately $22,573,000 at October 26, 2012. The investment portfolio of Mid Cap Growth Fund, with a fair value of approximately $263,440,000 and identified cost of approximately $240,867,000 on October 26, 2012, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Mid Cap Growth Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $5,785,823,000. Immediately after the merger, the net assets of the Portfolio were approximately $6,046,936,000.

Upon closing of the Reorganization, shareholders of Mid Cap Growth Fund received shares of the Portfolio as follows:

Mid Cap Growth Fund	MSIFT Mid Cap Growth Portfolio
Class I	Class I
Class A	Class H
Class B	Class H
Class C	Class L

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended September 30, 2013, are as follows:

Net investment income(1)	$12,717,000
Net gain realized and unrealized gain(2)	$1,682,794,000
Net increase (decrease) in net assets resulting from operations	$1,695,511,000

(1) Approximately $12,226,000 as reported, plus approximately $59,000 Mid Cap Growth Fund premerger, plus approximately $432,000 of estimated pro-forma eliminated expenses.

(2) Approximately $1,678,349,000 as reported, plus approximately $4,445,000 Mid Cap Growth Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Mid Cap Growth Fund that have been included in the Portfolio's Statement of Operations since September 30, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price

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Notes to Financial Statements (unaudited) (cont'd)

on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the

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Morgan Stanley Institutional Fund Trust

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Notes to Financial Statements (unaudited) (cont'd)

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$67,814	$—	$—	$67,814
Aerospace	200,018	—	—	200,018
Automobiles	223,566	—	—	223,566
Back Office Support, HR & Consulting	422,929	—	—	422,929
Beverage: Soft Drinks	188,461	—	—	188,461
Biotechnology	51,290	—	—	51,290
Building Materials	92,385	—	—	92,385
Computer Services, Software & Systems	1,954,169	—	—	1,954,169
Computer Technology	31,476	—	—	31,476
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Consumer Lending	$177,923	$—	$—	$177,923
Consumer Services: Miscellaneous	47,095	—	71,575	118,670
Diversified Retail	220,625	—	—	220,625
Electronic Components	52,557	—	—	52,557
Electronic Entertainment	44,975	—	—	44,975
Energy Equipment	31,982	—	—	31,982
Entertainment	—	—	42,332	42,332
Environmental, Maintenance & Security Services	69,683	183,791	—	253,474
Financial Data & Systems	191,252	—	—	191,252
Foods	379,383	—	—	379,383
Health Care Services	269,753	—	—	269,753
Hotel/Motel	—	208,804	—	208,804
Insurance: Property-Casualty	320,684	—	—	320,684
Leisure Time	72,590	—	—	72,590
Machinery: Industrial	91,816	—	—	91,816
Medical Equipment	763,257	—	—	763,257
Oil: Crude Producers	74,767	—	—	74,767
Pharmaceuticals	253,656	—	—	253,656
Radio & TV Broadcasters	37,346	—	—	37,346
Restaurants	364,259	—	—	364,259
Specialty Retail	—	34,061	—	34,061
Telecommunications Equipment	231,554	—	—	231,554
Textiles, Apparel & Shoes	189,725	80,848	—	270,573
Total Common Stocks	7,116,990	507,504	113,907	7,738,401
Convertible Preferred Stocks	—	—	7,794	7,794
Preferred Stocks	—	—	49,234	49,234
Call Options Purchased	—	6,727	—	6,727
Short-Term Investments
Investment Company	488,592	—	—	488,592
Repurchase Agreements	—	115,701	—	115,701
Total Short-Term Investments	488,592	115,701	—	604,293
Total Assets	$7,605,582	$629,932	$170,935	$8,406,449

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

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Notes to Financial Statements (unaudited) (cont'd)

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$97,346	$5,162	$12,118
Purchases	—	—	20,045
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	—	—
Fund Merger	—	—	—
Change in unrealized appreciation/depreciation	16,561	2,632	17,071
Realized gains (losses)	—	—	—
Ending Balance	$113,907	$7,794	$49,234
Net change in unrealized appreciation/ depreciation from investments still held as of March 31, 2014	$16,561	$2,632	$17,071

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

	Fair Value at March 31, 2014 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$692	Asset Approach	Net Tangible Assets	$0.00		$0.00		$0.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		28.5%		28.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.2	x	6.5	x	1.9	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$6.88		$6.88		$6.88		Increase
Preferred Stocks	$35,806	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13		$6.13		$6.13		Increase
Consumer Services: Miscellaneous
Common Stock Convertible Preferred Stock	$71,575 $7,102	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$19.1012		$19.1012		$19.1012		Increase
Diversified Retail
Preferred Stock	$13,428	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947		$22.947		$22.947		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.1	x	7.5	x	5.7	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
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Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at March 31, 2014 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Entertainment
Common Stock	$42,332	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.0	x	7.9	x	5.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the

Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased over-the-counter, the Portfolio bears the risk that

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Notes to Financial Statements (unaudited) (cont'd)

the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$6,727	(a)

(a) Amounts are included in Investments in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2014 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(637	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

At March 31, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(c) (000)	Liabilities(c) (000)
Options Purchased	$6,727	$—

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA

Master Agreements") or similar master agreements (collectively, "Master Agreements") with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreements, the Portfolio typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swaps, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio's net liability, held by the defaulting party, may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$6,727	$—	$(6,727)	$0

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	2,339,860,000

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Notes to Financial Statements (unaudited) (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments

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Morgan Stanley Institutional Fund Trust

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Notes to Financial Statements (unaudited) (cont'd)

will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$599,279	(e)	$—	$(599,279	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Portfolio received cash collateral of approximately $498,470,000, of which approximately $498,470,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $121,130,000 in the form of U.S. government agencies and obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

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Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,581,195,000 and

$1,498,260,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by approximately $139,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2014 (000)
$362,847	$1,321,684	$1,195,939	$62	$488,592

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From:		2012 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$19,000	$202,005	$16,705	$331,169

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, distribution redesignation, merger adjustments, basis adjustments for return of capital sold and tax adjustments on partnership investments held and sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Distributions in Excess of Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$(1,465)	$(830)	$2,295

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$70,823	$351,263

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,313,332,000 and the aggregate gross unrealized depreciation is approximately $228,297,000 resulting in net unrealized appreciation of approximately $2,085,035,000.

H. Other: At March 31, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 62%, 52% and 93%, for Class I, Class A and Class IS shares, respectively.

I. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
911048 EXP 05.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
U.S. Privacy Policy	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Fixed Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

Core Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Fixed Income Portfolio Class I	$1,000.00	$1,024.30	$1,022.49	$2.47	$2.47	0.49%
Core Fixed Income Portfolio Class A	1,000.00	1,022.60	1,020.74	4.24	4.23	0.84
Core Fixed Income Portfolio Class L	1,000.00	1,021.30	1,019.50	5.49	5.49	1.09

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.7%)
Agency Fixed Rate Mortgages (18.9%)
Federal Home Loan Mortgage Corporation, Gold Pools: 4.00%, 12/1/41 - 11/1/42	$905	$936
5.00%, 10/1/35	332	361
6.00%, 5/1/37 - 11/1/37	90	100
7.50%, 5/1/35	42	49
8.00%, 8/1/32	23	29
8.50%, 8/1/31	37	45
May TBA: 3.50%, 5/1/44 (a)	210	210
4.00%, 5/1/44 (a)	470	486
Federal National Mortgage Association, April TBA: 4.50%, 4/1/44 (a)	230	245
5.00%, 4/1/44 (a)	259	282
Conventional Pools: 3.50%, 12/1/42	881	878
4.00%, 11/1/41 - 12/1/41	938	976
4.50%, 8/1/40 - 12/1/44	1,183	1,268
5.50%, 4/1/34 - 2/1/38	621	692
6.00%, 1/1/38	66	74
6.50%, 7/1/29 - 2/1/33	186	209
7.00%, 10/1/31 - 12/1/31	1	1
7.50%, 8/1/37	73	87
8.00%, 4/1/33	52	63
8.50%, 10/1/32	53	65
May TBA: 3.50%, 5/1/44 (a)	429	430
Government National Mortgage Association, April TBA: 3.50%, 4/20/44 (a)	812	829
4.50%, 4/20/44 (a)	320	345
5.00%, 4/20/44 (a)	470	513
		9,173
Asset-Backed Securities (3.1%)
Ally Master Owner Trust 1.54%, 9/15/19	170	169
Brazos Higher Education Authority 1.09%, 7/25/29 (b)	323	327
CVS Pass-Through Trust 6.04%, 12/10/28	108	122
Enterprise Fleet Financing LLC 1.62%, 5/20/17 (c)	23	23
Louisiana Public Facilities Authority 1.14%, 4/26/27 (b)	312	314
North Carolina State Education Assistance Authority 1.14%, 1/26/26 (b)	220	222
Panhandle-Plains Higher Education Authority, Inc. 1.18%, 7/1/24 (b)	125	125
Textainer Marine Containers Ltd. 4.70%, 6/15/26 (c)	181	182
		1,484
	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (9.2%)
Federal Home Loan Mortgage Corporation, 1.88%, 5/25/19	$230	$228
2.09%, 3/25/19	159	159
2.32%, 10/25/18	155	158
2.57%, 9/25/22	281	270
2.70%, 5/25/18	335	348
2.79%, 1/25/22	300	298
2.97%, 10/25/21	300	303
3.87%, 4/25/21	325	348
IO 0.66%, 1/25/21 (b)	2,222	72
IO REMIC 5.85%, 11/15/43 (b)	908	127
5.90%, 4/15/39 (b)	681	121
IO STRIPS 8.00%, 1/1/28	15	4
REMIC 3.50%, 12/15/42	203	183
Federal National Mortgage Association, 3.76%, 6/25/21	110	116
IO 6.24%, 9/25/20 (b)	1,719	402
IO REMIC 6.45%, 9/25/38 (b)	484	81
REMIC 9.29%, 10/25/41 (b)(d)	97	97
Government National Mortgage Association, IO 0.83%, 8/20/58 (b)	2,899	89
1.29%, 4/16/53 (b)	4,234	282
3.50%, 5/20/43	597	140
5.00%, 2/16/41	128	28
5.90%, 11/16/40 (b)	871	171
5.95%, 7/16/33 - 8/16/42 (b)	2,186	328
5.99%, 6/20/43 (b)	664	106
		4,459
Commercial Mortgage-Backed Securities (4.9%)
CGBAM Commercial Mortgage Trust 1.26%, 5/15/30 (b)(c)	148	148
COMM Mortgage Trust 3.28%, 1/10/46	120	117
Extended Stay America Trust 2.96%, 12/5/31 (c)	125	124
GS Mortgage Securities Corp. II 1.00%, 11/8/29 (b)(c)	160	161
GS Mortgage Securities Trust 3.71%, 8/10/44	240	249
JP Morgan Chase Commercial Mortgage Securities Trust, 4.17%, 8/15/46	240	255
4.39%, 7/15/46 (c)	350	378
Queens Center Mortgage Trust 3.28%, 1/11/37 (c)	211	201

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
UBS-Barclays Commercial Mortgage Trust 3.53%, 5/10/63	$80	$81
Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/45	100	97
WF-RBS Commercial Mortgage Trust, 3.43%, 6/15/45	238	239
4.87%, 2/15/44 (b)(c)	315	348
		2,398
Corporate Bonds (31.7%)
Finance (15.4%)
Abbey National Treasury Services PLC 3.05%, 8/23/18 (e)	120	124
ABN Amro Bank N.V. 4.25%, 2/2/17 (c)	200	215
Aegon N.V. 4.63%, 12/1/15	175	186
American International Group, Inc., 4.88%, 6/1/22	75	82
8.25%, 8/15/18 (e)	100	125
AvalonBay Communities, Inc. 2.95%, 9/15/22 (e)	75	71
Bank of America Corp., 5.00%, 1/21/44	20	20
5.70%, 1/24/22	225	259
MTN 3.30%, 1/11/23 (e)	100	97
Barclays Bank PLC 6.05%, 12/4/17 (c)	200	225
BNP Paribas SA 5.00%, 1/15/21 (e)	60	67
Boston Properties LP, 3.80%, 2/1/24	10	10
3.85%, 2/1/23	100	101
5.88%, 10/15/19	30	35
Brookfield Asset Management, Inc. 5.80%, 4/25/17	50	55
Citigroup, Inc., 3.88%, 10/25/23	50	50
6.13%, 11/21/17 - 5/15/18	71	81
6.68%, 9/13/43	20	23
8.13%, 7/15/39	50	72
8.50%, 5/22/19	57	73
Commonwealth Bank of Australia 5.00%, 3/19/20 (c)	75	83
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 2/8/22	75	78
Credit Agricole SA 2.13%, 4/17/18 (c)	200	199
Credit Suisse 6.00%, 2/15/18	60	69
Dexus Diversified Trust/Dexus Office Trust 5.60%, 3/15/21 (c)	100	111
ERP Operating LP 3.00%, 4/15/23	155	147
	Face Amount (000)	Value (000)
General Electric Capital Corp., 5.30%, 2/11/21 (e)	$110	$124
MTN 5.88%, 1/14/38	25	30
Series G 6.00%, 8/7/19	190	223
Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	90	89
6.75%, 10/1/37	105	121
Hartford Financial Services Group, Inc. 5.50%, 3/30/20 (e)	110	125
HSBC Finance Corp. 6.68%, 1/15/21	100	117
HSBC Holdings PLC, 4.00%, 3/30/22	70	73
4.25%, 3/14/24 (e)	200	201
Intesa Sanpaolo SpA 3.88%, 1/16/18	200	207
JPMorgan Chase & Co., 3.20%, 1/25/23 (e)	445	432
3.88%, 2/1/24 (e)	40	40
National Retail Properties, Inc. 3.30%, 4/15/23	75	71
Nationwide Building Society 6.25%, 2/25/20 (c)	145	169
Nationwide Financial Services, Inc. 5.38%, 3/25/21 (c)	125	138
Nordea Bank AB 4.88%, 5/13/21 (c)	200	210
Pacific LifeCorp 6.00%, 2/10/20 (c)	125	143
Piedmont Operating Partnership LP 3.40%, 6/1/23 (e)	100	93
Platinum Underwriters Finance, Inc., Series B 7.50%, 6/1/17	120	136
Principal Financial Group, Inc. 8.88%, 5/15/19	100	128
QBE Insurance Group Ltd. 2.40%, 5/1/18 (c)	200	196
Realty Income Corp. 4.65%, 8/1/23	100	105
Royal Bank of Scotland Group PLC 2.55%, 9/18/15 (e)	120	123
Santander Holdings USA, Inc. 3.45%, 8/27/18	40	41
Skandinaviska Enskilda Banken AB 1.75%, 3/19/18 (c)	200	198
Societe Generale SA 5.00%, 1/17/24 (c)	200	200
Standard Chartered PLC 3.95%, 1/11/23 (c)(e)	200	191
State Street Corp. 3.10%, 5/15/23	60	57
Svenska Handelsbanken AB 2.88%, 4/4/17	250	261
Swedbank AB 1.75%, 3/12/18 (c)(e)	200	198

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
UnitedHealth Group, Inc., 1.40%, 10/15/17	$50	$50
2.88%, 3/15/23 (e)	175	166
Wells Fargo & Co., Series M 3.45%, 2/13/23	100	97
Xilinx, Inc. 3.00%, 3/15/21	75	74
		7,485
Industrials (13.6%)
21st Century Fox America, Inc. 6.15%, 2/15/41	75	89
Agilent Technologies, Inc. 5.50%, 9/14/15	120	128
Altera Corp. 2.50%, 11/15/18	100	100
Altria Group, Inc., 2.85%, 8/9/22	55	52
5.38%, 1/31/44	55	58
Amazon.com, Inc. 1.20%, 11/29/17	150	149
American Tower Corp. 3.50%, 1/31/23 (e)	100	95
Amgen, Inc. 5.15%, 11/15/41	50	52
Apple, Inc. 2.40%, 5/3/23 (e)	125	116
AT&T, Inc. 6.30%, 1/15/38 (e)	120	137
Baidu, Inc. 3.25%, 8/6/18	225	230
Barrick Gold Corp. 4.10%, 5/1/23	50	48
BHP Billiton Finance USA Ltd. 3.85%, 9/30/23 (e)	100	103
BP Capital Markets PLC 3.25%, 5/6/22	125	124
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	200	181
Coca-Cola Co. 3.20%, 11/1/23	100	99
ConocoPhillips 6.50%, 2/1/39	25	33
Deere & Co. 3.90%, 6/9/42	50	47
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 3.80%, 3/15/22	50	50
Experian Finance PLC 2.38%, 6/15/17 (c)	210	214
Fiserv, Inc. 3.13%, 6/15/16	80	83
Ford Motor Credit Co., LLC 4.21%, 4/15/16	200	212
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/23 (e)	20	19
	Face Amount (000)	Value (000)
Gilead Sciences, Inc. 4.80%, 4/1/44	$75	$78
Glencore Funding LLC 4.13%, 5/30/23 (c)(e)	105	100
Goldcorp, Inc. 3.70%, 3/15/23	100	94
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (c)	105	123
Heathrow Funding Ltd. 4.88%, 7/15/21 (c)(e)	170	183
Hewlett-Packard Co. 4.65%, 12/9/21	40	42
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19 (c)(e)	85	97
Intel Corp. 2.70%, 12/15/22 (e)	100	96
Juniper Networks, Inc. 4.50%, 3/15/24 (e)	50	51
Lowe's Cos., Inc. 5.00%, 9/15/43	50	53
LVMH Moet Hennessy Louis Vuitton SA 1.63%, 6/29/17 (c)	150	151
McKesson Corp. 4.88%, 3/15/44	60	61
Medtronic, Inc. 3.63%, 3/15/24 (e)	100	101
Merck & Co., Inc. 2.80%, 5/18/23 (e)	100	95
NBC Universal Media LLC, 2.88%, 1/15/23 (e)	175	169
5.95%, 4/1/41	50	59
NetApp, Inc. 2.00%, 12/15/17	50	51
Oracle Corp. 3.63%, 7/15/23	130	132
Packaging Corp. of America 4.50%, 11/1/23	70	73
PepsiCo, Inc. 3.60%, 3/1/24 (e)	125	125
Philip Morris International, Inc. 2.50%, 8/22/22	130	122
Qtel International Finance Ltd. 3.25%, 2/21/23 (c)	200	188
Sanofi 4.00%, 3/29/21 (e)	135	145
SK Telecom Co., Ltd. 2.13%, 5/1/18 (c)	200	199
Statoil ASA 5.25%, 4/15/19	100	114
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	75	77
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 (e)	70	65
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21 (e)	180	181
United Airlines Pass-Through Trust, Series A 4.00%, 10/11/27 (f)	175	177

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
United Technologies Corp. 4.50%, 6/1/42	$40	$41
Vale Overseas Ltd. 5.63%, 9/15/19	85	94
Verizon Communications, Inc., 3.85%, 11/1/42	50	42
6.55%, 9/15/43	250	305
Viacom, Inc. 5.85%, 9/1/43 (e)	100	110
Volkswagen International Finance N.V. 2.38%, 3/22/17 (c)	115	118
Weatherford International Ltd. 4.50%, 4/15/22	100	105
Wesfarmers Ltd., 1.87%, 3/20/18 (c)	55	54
2.98%, 5/18/16 (c)	85	88
		6,578
Utilities (2.7%)
Buckeye Partners LP 4.15%, 7/1/23 (e)	75	75
CEZ AS 4.25%, 4/3/22 (c)	200	205
EnLink Midstream Partners LP 2.70%, 4/1/19	100	100
Enterprise Products Operating LLC, Series N 6.50%, 1/31/19	10	12
Exelon Generation Co., LLC 6.25%, 10/1/39 (e)	140	155
Jersey Central Power & Light Co. 4.70%, 4/1/24 (c)	175	182
Kinder Morgan Energy Partners LP, 3.50%, 9/1/23	50	47
5.95%, 2/15/18 (e)	160	181
PPL WEM Holdings Ltd. 3.90%, 5/1/16 (c)	150	158
State Grid Overseas Investment 2013 Ltd. 3.13%, 5/22/23 (c)(e)	200	189
		1,304
		15,367
Mortgages — Other (0.5%)
Freddie Mac Structured Agency Credit Risk Debt Notes 1.15%, 2/25/24	248	249
Municipal Bonds (1.0%)
City of Chicago, IL, O'Hare International Airport Revenue 6.40%, 1/1/40	40	48
City of New York, NY, Series G-1 5.97%, 3/1/36	85	102
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.18%, 1/1/34	130	158
Municipal Electric Authority of Georgia 6.66%, 4/1/57	155	174
		482
	Face Amount (000)	Value (000)
Sovereign (4.4%)
Banco Nacional de Desenvolvimento, Economico e Social 5.50%, 7/12/20 (c)(e)	$150	$162
Bermuda Government International Bond 4.85%, 2/6/24 (c)	200	204
Brazilian Government International Bond 4.88%, 1/22/21	120	128
Caixa Economica Federal 3.50%, 11/7/22 (c)(e)	150	132
Credit Mutuel - CIC Home Loan SFH 1.50%, 11/16/17 (c)(e)	200	199
KazMunayGas National Co., JSC 6.38%, 4/9/21 (c)(e)	200	219
Mexico Government International Bond 3.63%, 3/15/22	370	371
Peruvian Government International Bond 8.75%, 11/21/33	110	161
Petroleos Mexicanos 4.88%, 1/24/22	250	262
Poland Government International Bond 5.00%, 3/23/22	290	317
		2,155
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation 1.25%, 10/2/19 (e)	700	671
Federal National Mortgage Association 6.63%, 11/15/30	100	138
		809
U.S. Treasury Securities (18.3%)
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450	1,236
3.00%, 5/15/42 (e)	1,280	1,154
U.S. Treasury Notes, 0.63%, 8/15/16 - 5/31/17	4,300	4,273
0.88%, 1/31/17	2,200	2,203
		8,866
Total Fixed Income Securities (Cost $45,032)		45,442
	Shares
Short-Term Investments (24.1%)
Securities held as Collateral on Loaned Securities (11.8%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F)	4,578,085	4,578
	Face Amount (000)
Repurchase Agreement (2.4%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $1,155; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $ 1,178)	$1,155	1,155
Total Securities held as Collateral on Loaned Securities (Cost $5,733)		5,733

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Shares	Value (000)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $2,909)	2,908,762	$2,909
	Face Amount (000)
U.S. Treasury Securities (6.3%)
U.S. Treasury Bills, 0.04%, 7/10/14 (g)	$2,000	2,000
0.04%, 8/21/14 (g)(h)	10	10
0.06%, 5/29/14 (g)	1,000	1,000
0.06%, 8/21/14 (g)(h)	40	40
Total U.S. Treasury Securities (Cost $3,050)		3,050
Total Short-Term Investments (Cost $11,692)		11,692
Total Investments (117.8%) (Cost $56,724) Including $6,956 of Securities Loaned (i)		57,134
Liabilities in Excess of Other Assets (-17.8%)		(8,615)
Net Assets (100.0%)		$48,519

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2014.

(e)  All or a portion of this security was on loan at March 31, 2014.

(f)  When-issued security.

(g)  Rate shown is the yield to maturity at March 31, 2014.

(h)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(i)  Securities are available for collateral in connection with purchase of a when-issued security, securities purchased on a forward commitment basis, open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	12	$2,635	Jun-14	$(3)
U.S. Treasury Long Bond	17	2,265	Jun-14	3
U.S. Treasury Ultra Long Bond	7	1,011	Jun-14	17
Short:
U.S. Treasury 10 yr. Note	17	(2,099)	Jun-14	13
U.S. Treasury 5 yr. Note	31	(3,688)	Jun-14	18
				$48

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$250	1.00%	3/20/19	$5		$(4)	$1	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	250	1.00	12/20/18	(5)		(1)	(6)	BBB
		$500			$—	@	$(5)	$(5)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23	$750	$34
Barclays Bank PLC	3 Month LIBOR	Receive	2.90	5/13/43	630	70
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43	640	83
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23	1,190	56
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,200	58
						$301

@    Value is less than $500.

†    Credit Rating as issued by Standard & Poor's.

LIBOR  London Interbank Offered Rate.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.8%
Other**	17.3
U.S. Treasury Securities	17.2
Finance	14.6
Industrials	12.8
Short-Term Investments	11.6
Collateralized Mortgage Obligations — Agency Collateral Series	8.7
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $11,698,000 with net unrealized appreciation of approximately $48,000. Does not include open swap agreements with net unrealized appreciation of approximately $296,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Core Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $49,237)	$49,647
Investment in Security of Affiliated Issuer, at Value (Cost $7,487)	7,487
Total Investments in Securities, at Value (Cost $56,724)	57,134
Cash	185
Unrealized Appreciation on Swap Agreements	301
Interest Receivable	281
Receivable for Investments Sold	235
Due from Adviser	69
Receivable for Portfolio Shares Sold	18
Premium Paid on Open Swap Agreements	5
Receivable from Affiliate	—	@
Other Assets	31
Total Assets	58,259
Liabilities:
Collateral on Securities Loaned, at Value	5,918
Payable for Investments Purchased	3,522
Payable for Sub Transfer Agency Fees	57
Payable for Sub Transfer Agency Fees — Class I	53
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Portfolio Shares Redeemed	105
Payable for Professional Fees	34
Payable for Variation Margin on Futures Contracts	8
Payable for Trustees' Fees and Expenses	6
Premium Received on Open Swap Agreements	5
Unrealized Depreciation on Swap Agreements	5
Payable for Custodian Fees	4
Payable for Administration Fees	3
Payable for Transfer Agent Fees — Class I	—	@
Payable for Transfer Agent Fees — Class A	—	@
Payable for Transfer Agent Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	20
Total Liabilities	9,740
Net Assets	$48,519
Net Assets Consist Of:
Paid-in-Capital	$84,966
Accumulated Undistributed Net Investment Income	463
Accumulated Net Realized Loss	(37,664)
Unrealized Appreciation (Depreciation) on:
Investments	410
Futures Contracts	48
Swap Agreements	296
Net Assets	$48,519

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Core Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2014 (000)
CLASS I:
Net Assets	$47,937
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	4,747,174
Net Asset Value, Offering and Redemption Price Per Share	$10.10
CLASS A:
Net Assets	$572
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	56,334
Net Asset Value, Redemption Price Per Share	$10.15
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$10.60
CLASS L:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	972
Net Asset Value, Offering and Redemption Price Per Share	$10.15
(1) Including: Securities on Loan, at Value:	$6,956

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Core Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$799
Income from Securities Loaned — Net	4
Dividends from Security of Affiliated Issuer (Note F)	1
Total Investment Income	804
Expenses:
Advisory Fees (Note B)	91
Sub Transfer Agency Fees — Class I	64
Sub Transfer Agency Fees — Class A	— @
Professional Fees	60
Shareholder Reporting Fees	37
Registration Fees	24
Administration Fees (Note C)	19
Custodian Fees (Note E)	18
Pricing Fees	16
Transfer Agency Fees — Class I	1
Transfer Agency Fees — Class A	1
Transfer Agency Fees — Class L	1
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Other Expenses	9
Total Expenses	343
Waiver of Advisory Fees (Note B)	(91)
Reimbursement of Class Specific Expenses — Class I (Note B)	(65)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Expenses Reimbursed by Adviser (Note B)	(62)
Rebate from Morgan Stanley Affiliate (Note F)	(2)
Net Expenses	121
Net Investment Income	683
Realized Gain (Loss):
Investments Sold	46
Futures Contracts	34
Swap Agreements	(72)
Net Realized Gain	8
Change in Unrealized Appreciation (Depreciation):
Investments	434
Futures Contracts	59
Swap Agreements	(17)
Net Change in Unrealized Appreciation (Depreciation)	476
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	484
Net Increase in Net Assets Resulting from Operations	$1,167

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Core Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$683	$1,357
Net Realized Gain	8	617
Net Change in Unrealized Appreciation (Depreciation)	476	(2,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,167	(801)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(770)	(1,658)
Class A:
Net Investment Income	(8)	(10)
Class H*:
Net Investment Income	—	(3	)**
Class L:
Net Investment Income	(— @)	(—	@)
Total Distributions	(778)	(1,671)
Capital Share Transactions:(1)
Class I:
Subscribed	1,730	2,259
Distributions Reinvested	769	1,656
Redeemed	(3,566)	(9,860)
Class A:
Subscribed	57	223
Distributions Reinvested	8	10
Conversion from Class H	—	69
Redeemed	(16)	(96)
Class H*:
Subscribed	—	275	**
Distributions Reinvested	—	2	**
Conversion to Class A	—	(69	)**
Redeemed	—	(212	)**
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,018)	(5,743)
Total Decrease in Net Assets	(629)	(8,215)
Net Assets:
Beginning of Period	49,148	57,363
End of Period (Including Accumulated Undistributed Net Investment Income of $463 and $558)	$48,519	$49,148
(1) Capital Share Transactions:
Class I:
Shares Subscribed	172	220
Shares Issued on Distributions Reinvested	78	161
Shares Redeemed	(357)	(957)
Net Decrease in Class I Shares Outstanding	(107)	(576)
Class A:
Shares Subscribed	6	21
Shares Issued on Distributions Reinvested	1	1
Conversion from Class H	—	7
Shares Redeemed	(2)	(9)
Net Increase in Class A Shares Outstanding	5	20
Class H*:
Shares Subscribed	—	26	**
Shares Issued on Distributions Reinvested	—	—	@@**
Conversion to Class A	—	(7	)**
Shares Redeemed	—	(20	)**
Net Decrease in Class H Shares Outstanding	—	(1)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the period October 1, 2012 through September 6, 2013.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$10.02		$10.50	$10.08	$9.96		$9.49		$9.18
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.26	0.29	0.34		0.34		0.34
Net Realized and Unrealized Gain (Loss)	0.10		(0.42)	0.48	0.08		0.45		0.57
Total from Investment Operations	0.24		(0.16)	0.77	0.42		0.79		0.91
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.32)	(0.35)	(0.30)		(0.32)		(0.60)
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$10.10		$10.02	$10.50	$10.08		$9.96		$9.49
Total Return++	2.43	%#	(1.57)%	7.83%	4.34%		8.57%		10.41%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,937		$48,620	$57,013	$63,866		$75,651		$93,768
Ratio of Expenses to Average Net Assets (1)	0.49	%+††*	0.49%+	0.49%+	0.50	%+††	0.50	%+††	0.50	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.83	%+††*	2.57%+	2.80%+	3.43	%+††	3.58	%+††	3.73	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00	%§	0.00	%§	0.01%
Portfolio Turnover Rate	83	%#	187%	216%	234%		261%		437%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%††*	1.16%	0.97%	0.99	%††	0.67	%+††	0.61	%+
Net Investment Income to Average Net Assets	1.92	%††*	1.90%	2.32%	2.94	%††	3.41	%+††	3.62	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Core Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$10.07		$10.56	$10.14	$10.01		$9.53		$9.12
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.24	0.23	0.31		0.32		0.31
Net Realized and Unrealized Gain (Loss)	0.10		(0.43)	0.52	0.09		0.46		0.58
Total from Investment Operations	0.22		(0.19)	0.75	0.40		0.78		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.30)	(0.33)	(0.27)		(0.30)		(0.48)
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$10.15		$10.07	$10.56	$10.14		$10.01		$9.53
Total Return++	2.26	%#	(1.89)%	7.55%	4.11%		8.47%		10.10%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$572		$518	$330	$44		$209		$214
Ratio of Expenses to Average Net Assets (1)	0.84	%+††*	0.75%+^	0.74%+	0.75	%+††	0.75	%+††	0.75	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.48	%+††*	2.32%+^	2.25%+	3.18	%+††	3.33	%+††	3.48	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00	%§	0.00	%§	0.01%
Portfolio Turnover Rate	83	%#	187%	216%	234%		261%		437%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.76	%††*	1.44%	1.33%	1.24	%††	0.92	%+††	0.86	%+
Net Investment Income to Average Net Assets	1.56	%††*	1.63%	1.66%	2.69	%††	3.16	%+††	3.37	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.75% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Core Fixed Income Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.07		$10.55		$10.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.27		0.06
Net Realized and Unrealized Gain (Loss)	0.10		(0.48)		0.27
Total from Investment Operations	0.21		(0.21)		0.33
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.27)		(0.07)
Net Asset Value, End of Period	$10.15		$10.07		$10.55
Total Return++	2.13	%#	(2.05)%		3.23	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10
Ratio of Expenses to Average Net Assets (1)	1.09	%+††*	1.00	%+^^	0.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.23	%+††*	2.41	%+^^	1.45	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01	%*
Portfolio Turnover Rate	83	%#	187%		216	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.74	%††*	2.21%		1.58	%*
Net Investment Income (Loss) to Average Net Assets	(12.42	)%††*	1.20%		0.86	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''MSIFT'' or the ''Fund'') is registered under the Investment Company Act of 1940, as amended (the ''Act''), as an open-end manage-ment investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$9,173	$—	$9,173
Asset-Backed Securities	—	1,484	—	1,484
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,459	—	4,459
Commercial Mortgage-Backed Securities	—	2,398	—	2,398
Corporate Bonds	—	15,367	—	15,367
Mortgages — Other	—	249	—	249
Municipal Bonds	—	482	—	482
Sovereign	—	2,155	—	2,155
U.S. Agency Securities	—	809	—	809
U.S. Treasury Securities	—	8,866	—	8,866
Total Fixed Income Securities	—	45,442	—	45,442
Short-Term Investments
Investment Company	7,487	—	—	7,487
Repurchase Agreement	—	1,155	—	1,155
U.S. Treasury Securities	—	3,050	—	3,050
Total Short-Term Investments	7,487	4,205	—	11,692
Futures Contracts	51	—	—	51
Interest Rate Swap Agreements	—	301	—	301
Total Assets	7,538	49,948	—	57,486
Liabilities:
Futures Contracts	(3)	—	—	(3)
Credit Default Swap Agreements	—	(5)	—	(5)
Total Liabilities	(3)	(5)	—	(8)
Total	$7,535	$49,943	$—	$57,478

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Portfolio did not have any investments transfer between investment levels.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks. The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$51	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	301
Total			$352
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$(3	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(5)
Total			$(8)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

for the six months ended March 31, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$34
Credit Risk	Swap Agreements	(19)
Interest Rate Risk	Swap Agreements	(53)
Total		$(38)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$59
Credit Risk	Swap Agreements	7
Interest Rate Risk	Swap Agreements	(24)
Total		$42

At March 31, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$301	$(5)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreements, the Portfolio typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swaps, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio's net liability, held by the defaulting party, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$34	$—	$—	$34
Barclays Bank PLC	70	(5)	—	65
Deutsche Bank AG	83	—	—	83
Goldman Sachs International	56	—	—	56
Royal Bank of Canada	58	—	—	58
Total	$301	$(5)	$—	$296
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$5	$(5)	$—	$0

For the six months ended March 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$12,446,000
Swap Agreements:
Average monthly notional amount	$9,676,000

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,956	(d)	$—	$(6,956	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $5,918,000, of which approximately $5,733,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2014 there was uninvested cash of approximately $185,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $1,195,000 in the form of U.S. government agencies and obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation),

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

will not exceed 0.50% for Class I shares, 0.85% for Class A shares and 1.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $91,000 of advisory fees were waived and approximately $129,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,765,000 and $4,292,000, respectively. For the six months ended March 31, 2014, purchases and sales of long-term U.S. Government securities were approximately $36,238,000 and $35,563,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2014 (000)
$6,159	$14,923	$13,595	$1	$7,487

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30. 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From: Ordinary Income (000)	2012 Distributions Paid From: Ordinary Income (000)
$1,671	$2,118

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$104	$(104)	—

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$546	—

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,198,000 and the aggregate gross unrealized depreciation is approximately $788,000 resulting in net unrealized appreciation of approximately $410,000.

At September 30, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$34,355	September 30, 2017
3,319	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $324,000.

H. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTFXDINCSAN
911053 EXP 05.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
U.S. Privacy Policy	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,042.40	$1,021.89	$3.11	$3.07	0.61%
Core Plus Fixed Income Portfolio Class A	1,000.00	1,040.70	1,020.14	4.88	4.84	0.96
Core Plus Fixed Income Portfolio Class L	1,000.00	1,039.40	1,018.95	6.10	6.04	1.20

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (93.6%)
Agency Adjustable Rate Mortgage (0.7%)
Federal National Mortgage Association, Conventional Pool 2.33%, 5/1/35	$1,272		$1,355
Agency Fixed Rate Mortgages (21.5%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 12.00%, 2/1/15	—	@	—	@
13.00%, 6/1/19	—	@	—	@
Gold Pools: 5.00%, 10/1/35	125		136
6.00%, 10/1/36 - 8/1/38	678		757
6.50%, 3/1/16 - 8/1/33	298		335
7.00%, 6/1/28 - 11/1/31	86		92
May TBA: 3.50%, 5/1/44 (a)	380		381
4.00%, 5/1/44 (a)	1,350		1,396
Federal National Mortgage Association, April TBA: 4.00%, 4/1/44 (a)	1,710		1,778
4.50%, 4/1/44 (a)	4,830		5,154
5.00%, 4/1/44 (a)	3,331		3,632
Conventional Pools: 3.50%, 12/1/42	3,433		3,423
4.00%, 11/1/41 - 7/1/43	6,636		6,910
5.00%, 3/1/41	586		641
5.50%, 6/1/35 - 5/1/41	2,543		2,820
6.50%, 11/1/23 - 1/1/34	2,848		3,219
7.00%, 11/1/17 - 1/1/34	473		516
8.50%, 1/1/15	1		1
9.50%, 4/1/30	442		519
12.00%, 11/1/15	6		7
12.50%, 9/1/15	1		1
May TBA: 3.50%, 5/1/44 (a)	2,087		2,092
Government National Mortgage Association, April TBA: 3.50%, 4/20/44 (a)	3,130		3,194
4.50%, 4/20/44 (a)	2,450		2,642
Various Pools: 4.00%, 8/20/41 - 3/20/43	1,667		1,755
			41,401
Asset-Backed Securities (1.2%)
Contimortgage Home Equity Trust 8.10%, 8/15/25	34		33
CVS Pass-Through Trust 6.04%, 12/10/28	449		505
Mid-State Trust IV 8.33%, 4/1/30	21		22
Textainer Marine Containers Ltd. 4.70%, 6/15/26 (b)	544		544
U-Haul S Fleet LLC 4.90%, 10/25/23 (b)	1,098		1,148
			2,252
	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (4.2%)
Federal Home Loan Mortgage Corporation, IO 0.66%, 1/25/21 (c)	$9,856	$321
IO REMIC 5.85%, 11/15/43 (c)	3,525	494
5.90%, 4/15/39 (c)	2,889	512
IO STRIPS 7.50%, 12/1/29	66	17
8.00%, 1/1/28	111	28
PAC REMIC 9.50%, 4/15/20	1	1
REMIC 3.50%, 12/15/42	835	749
Federal National Mortgage Association, IO 6.24%, 9/25/20 (c)	5,061	1,185
IO PAC REMIC 8.00%, 9/18/27	273	56
IO REMIC 5.00%, 8/25/37	79	—	@
6.00%, 7/25/33	257	43
6.45%, 9/25/38 (c)	2,299	387
IO STRIPS 6.50%, 9/1/29 - 12/1/29	1,173	305
8.00%, 4/1/24	313	80
8.50%, 10/1/25	93	29
9.00%, 11/1/26	87	20
REMIC 7.00%, 9/25/32	510	585
9.29%, 10/25/41 (c)(d)	431	428
63.62%, 9/25/20 (c)(d)	5	8
Government National Mortgage Association, IO 3.50%, 5/20/43	2,478	582
5.00%, 2/16/41	674	149
5.90%, 11/16/40 (c)	3,821	751
5.95%, 7/16/33 (c)	6,102	852
5.99%, 6/20/43 (c)	2,578	412
		7,994
Commercial Mortgage-Backed Securities (4.1%)
CGBAM Commercial Mortgage Trust 3.01%, 5/15/30 (b)(c)	340	342
Commercial Mortgage Pass-Through Certificates, 4.26%, 7/10/45 (b)(c)	493	480
5.05%, 8/10/46 (b)(c)	800	748
IO 0.41%, 7/10/45 (c)	16,412	271
Commercial Mortgage Trust 5.48%, 3/10/39	450	485
DBUBS Mortgage Trust 5.44%, 7/10/44 (b)(c)	325	357
FREMF Mortgage Trust 3.54%, 10/25/46 (b)(c)	825	738
GS Mortgage Securities Corp. II 2.76%, 11/8/29 (b)(c)	500	508

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
GS Mortgage Securities Trust 4.78%, 8/10/46 (b)(c)	$500	$456
JP Morgan Chase Commercial Mortgage Securities Trust, 5.46%, 12/12/43	600	625
IO 0.59%, 4/15/46 (c)	6,956	305
LB-UBS Commercial Mortgage Trust 2007-C7 6.24%, 9/15/45 (c)	550	573
NLY Commercial Mortgage Trust 2014-FL1 2.76%, 11/15/30 (b)(c)	218	219
WF-RBS Commercial Mortgage Trust, 3.43%, 6/15/45	966	973
3.71%, 3/15/45 (c)	140	137
4.99%, 9/15/46 (b)(c)	805	771
		7,988
Corporate Bonds (35.2%)
Finance (14.6%)
Abbey National Treasury Services PLC 3.05%, 8/23/18	490	505
ABN Amro Bank N.V. 4.25%, 2/2/17 (b)	600	646
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/22	275	285
American Campus Communities Operating Partnership LP 3.75%, 4/15/23	250	239
American International Group, Inc., 4.88%, 6/1/22	275	302
6.40%, 12/15/20	375	447
American Realty Capital Properties, Inc. 3.00%, 8/1/18	525	559
Banco de Credito del Peru 6.13%, 4/24/27 (b)(c)	400	417
Bank of America Corp., 4.00%, 4/1/24 (e)	220	220
5.00%, 1/21/44	180	184
MTN 3.30%, 1/11/23	660	638
Barclays Bank PLC 6.05%, 12/4/17 (b)	650	731
BNP Paribas SA 5.00%, 1/15/21	175	195
Boston Properties LP 3.80%, 2/1/24	175	174
Brookfield Asset Management, Inc. 5.80%, 4/25/17	235	258
Capital One Bank, USA NA 3.38%, 2/15/23	366	357
Citigroup, Inc., 4.05%, 7/30/22	165	166
6.68%, 9/13/43	120	141
8.13%, 7/15/39	175	254
CNA Financial Corp. 5.75%, 8/15/21	315	363
Commonwealth Bank of Australia 5.00%, 3/19/20 (b)	300	334
	Face Amount (000)	Value (000)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/9/22 (f)	$650	$647
Credit Agricole SA, 2.13%, 4/17/18 (b)	275	274
7.88%, 1/23/24 (b)(c)(f)(g)	200	212
Credit Suisse AG 6.50%, 8/8/23 (b)(f)	425	468
Discover Bank 7.00%, 4/15/20	250	295
General Electric Capital Corp., MTN 5.88%, 1/14/38	235	278
Series G 6.00%, 8/7/19	694	816
Genworth Holdings, Inc. 7.20%, 2/15/21 (f)	375	450
Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	440	434
6.75%, 10/1/37	490	563
Goodman Funding Pty Ltd. 6.38%, 4/15/21 (b)	425	483
Hartford Financial Services Group, Inc. 5.50%, 3/30/20	645	731
HBOS PLC, Series G 6.75%, 5/21/18 (b)	813	923
Healthcare Trust of America Holdings LP 3.70%, 4/15/23	350	334
HSBC Finance Corp. 6.68%, 1/15/21	420	491
HSBC Holdings PLC, 4.00%, 3/30/22	275	286
4.25%, 3/14/24	550	552
ING Bank N.V. 5.80%, 9/25/23 (b)	520	556
ING US, Inc. 5.50%, 7/15/22 (f)	400	449
Intesa Sanpaolo SpA 5.25%, 1/12/24	410	422
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/20 (b)	380	401
JPMorgan Chase & Co., 3.20%, 1/25/23	690	670
3.88%, 2/1/24 (f)	310	313
4.63%, 5/10/21	380	415
Kilroy Realty LP 3.80%, 1/15/23	325	317
Macquarie Bank Ltd. 6.63%, 4/7/21 (b)	490	555
Markel Corp. 3.63%, 3/30/23	450	438
Mizuho Corporate Bank Ltd. 1.85%, 3/21/18 (b)	485	481
National Retail Properties, Inc. 3.30%, 4/15/23	350	331
Nationwide Building Society 6.25%, 2/25/20 (b)	645	753
Nationwide Financial Services, Inc. 5.38%, 3/25/21 (b)	450	497

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
PHH Corp. 4.00%, 9/1/14	$287	$310
Piedmont Operating Partnership LP 3.40%, 6/1/23	425	394
Platinum Underwriters Finance, Inc., Series B 7.50%, 6/1/17	791	897
Principal Financial Group, Inc. 1.85%, 11/15/17	575	577
QBE Capital Funding III Ltd. 7.25%, 5/24/41 (b)(c)	550	589
Realty Income Corp. 3.25%, 10/15/22 (f)	400	382
Santander Holdings USA, Inc. 3.45%, 8/27/18	170	176
Societe Generale SA 5.00%, 1/17/24 (b)	400	399
Standard Chartered PLC 3.95%, 1/11/23 (b)(f)	310	297
Swedbank AB 2.38%, 2/27/19 (b)	340	339
UnitedHealth Group, Inc. 2.88%, 3/15/23 (f)	800	760
Wells Fargo & Co., 4.13%, 8/15/23	170	172
Series M 3.45%, 2/13/23	320	311
Xilinx, Inc. 3.00%, 3/15/21	275	273
		28,126
Industrials (18.5%)
Albea Beauty Holdings SA 8.38%, 11/1/19 (b)(f)	600	654
Allegheny Technologies, Inc. 4.25%, 6/1/14	297	304
Altria Group, Inc. 5.38%, 1/31/44	285	299
American Tower Corp. 3.50%, 1/31/23	455	431
Amgen, Inc. 5.15%, 11/15/41	198	205
Anheuser-Busch InBev Finance, Inc. 3.70%, 2/1/24	475	481
Apple, Inc. 2.40%, 5/3/23 (f)	525	488
ARAMARK Corp. 5.75%, 3/15/20	410	435
ArcelorMittal 10.35%, 6/1/19	316	402
AT&T, Inc. 6.30%, 1/15/38	350	399
Barrick Gold Corp. 4.10%, 5/1/23	255	242
BE Aerospace, Inc. 5.25%, 4/1/22	200	207
BHP Billiton Finance USA Ltd. 3.85%, 9/30/23	370	380
	Face Amount (000)	Value (000)
Bombardier, Inc. 6.13%, 1/15/23 (b)(f)	$450	$457
BP Capital Markets PLC 3.25%, 5/6/22	600	596
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/23	325	317
CEVA Group PLC 7.00%, 3/1/21 (b)	370	378
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/19 (b)	375	412
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	540	489
Coca-Cola Co. (The) 3.20%, 11/1/23	375	369
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 3.80%, 3/15/22	175	173
Eldorado Gold Corp. 6.13%, 12/15/20 (b)	380	382
Exide Technologies 8.63%, 2/1/18 (f)(h)(i)	219	167
Experian Finance PLC 2.38%, 6/15/17 (b)	635	647
Fiserv, Inc. 3.13%, 6/15/16	360	376
Ford Motor Credit Co., LLC 4.21%, 4/15/16	860	912
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/23 (f)	220	211
General Motors Co. 4.88%, 10/2/23 (b)	375	386
Gilead Sciences, Inc. 4.80%, 4/1/44	300	310
Glencore Funding LLC 4.13%, 5/30/23 (b)(f)	390	373
Goldcorp, Inc. 3.70%, 3/15/23	400	378
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (b)	630	738
HCA, Inc. 4.75%, 5/1/23	445	441
Heathrow Funding Ltd. 4.88%, 7/15/21 (b)(f)	525	567
Hewlett-Packard Co., 3.75%, 12/1/20	275	280
4.65%, 12/9/21	155	164
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19 (b)	483	550
Host Hotels & Resorts LP, Series D 3.75%, 10/15/23 (f)	150	145
Intel Corp., 2.70%, 12/15/22 (f)	400	383
2.95%, 12/15/35 (f)	356	420
International Game Technology 3.25%, 5/1/14	305	306
JBS Investments GmbH 7.75%, 10/28/20 (b)(f)	200	212
Juniper Networks, Inc. 4.50%, 3/15/24 (f)	200	203

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Lam Research Corp. 1.25%, 5/15/18 (f)	$304	$379
Lowe's Cos., Inc. 5.00%, 9/15/43	150	160
MasTec, Inc. 4.88%, 3/15/23	395	389
McKesson Corp. 4.88%, 3/15/44	220	224
MDC Partners, Inc. 6.75%, 4/1/20 (b)	420	444
Medtronic, Inc. 3.63%, 3/15/24 (f)	370	372
NBC Universal Media LLC, 2.88%, 1/15/23 (f)	250	242
5.95%, 4/1/41	400	474
NetApp, Inc. 2.00%, 12/15/17	200	202
NOVA Chemicals Corp. 5.25%, 8/1/23 (b)	375	403
Novartis Capital Corp. 3.40%, 5/6/24	570	570
Nuance Communications, Inc. 2.75%, 11/1/31 (f)	286	288
NVIDIA Corp. 1.00%, 12/1/18 (b)	550	605
Omega Healthcare Investors, Inc. 4.95%, 4/1/24 (b)	225	221
ON Semiconductor Corp., Series B 2.63%, 12/15/26	290	355
Packaging Corp. of America 4.50%, 11/1/23	270	280
PepsiCo, Inc. 3.60%, 3/1/24	475	477
Philip Morris International, Inc. 2.50%, 8/22/22	495	466
Pioneer Natural Resources Co. 7.50%, 1/15/20	375	458
Qtel International Finance Ltd. 3.25%, 2/21/23 (b)	450	424
QVC, Inc. 4.38%, 3/15/23 (f)	400	395
RR Donnelley & Sons Co. 7.88%, 3/15/21	345	397
SanDisk Corp. 0.50%, 10/15/20 (b)(f)	375	415
Silgan Holdings, Inc. 5.50%, 2/1/22 (b)	500	516
Sinopec Group Overseas Development 2012 Ltd. 3.90%, 5/17/22 (b)	500	494
SK Telecom Co., Ltd. 2.13%, 5/1/18 (b)	200	198
T-Mobile USA, Inc. 6.25%, 4/1/21	545	578
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22	300	307
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 (f)	280	261
	Face Amount (000)	Value (000)
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	$720	$722
Time Warner Cable, Inc. 4.50%, 9/15/42 (f)	175	161
Transocean, Inc. 6.38%, 12/15/21	275	310
United Airlines Pass-Through Trust, Series A 4.00%, 4/11/26 (e)	675	682
United Rentals North America, Inc. 5.75%, 11/15/24	370	373
United States Steel Corp. 4.00%, 5/15/14	307	311
United Technologies Corp. 4.50%, 6/1/42	165	169
Verisk Analytics, Inc. 5.80%, 5/1/21	550	611
Verizon Communications, Inc., 3.85%, 11/1/42	300	252
6.55%, 9/15/43	925	1,130
Viacom, Inc. 5.85%, 9/1/43	425	469
Volkswagen International Finance N.V. 2.38%, 3/22/17 (b)	190	196
Wal-Mart Stores, Inc. 5.25%, 9/1/35	290	328
Weatherford International Ltd. 4.50%, 4/15/22	400	420
Wesfarmers Ltd. 2.98%, 5/18/16 (b)	390	406
Wyndham Worldwide Corp. 4.25%, 3/1/22	680	689
Yahoo!, Inc. 0.00%, 12/1/18 (b)	550	562
		35,454
Utilities (2.1%)
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/23	425	430
CEZ AS 4.25%, 4/3/22 (b)	210	215
DCP Midstream Operating LP 3.88%, 3/15/23 (f)	375	367
Delmarva Power & Light Co. 4.00%, 6/1/42	475	446
EnLink Midstream Partners LP 2.70%, 4/1/19	400	402
Exelon Generation Co., LLC 6.25%, 10/1/39 (f)	445	493
Jersey Central Power & Light Co. 4.70%, 4/1/24 (b)	700	727
PPL WEM Holdings Ltd. 3.90%, 5/1/16 (b)	375	394
State Grid Overseas Investment 2013 Ltd. 3.13%, 5/22/23 (b)(f)	540	509
		3,983
		67,563

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (9.8%)
Alternative Loan Trust 6.00%, 2/25/37	$104	$85
Banc of America Alternative Loan Trust, 0.80%, 7/25/46 (c)	521	342
5.50%, 10/25/35	2,372	2,201
5.86%, 10/25/36	966	720
5.91%, 10/25/36 (c)	1,683	1,254
6.00%, 4/25/36	491	510
Banc of America Funding Trust 0.52%, 8/25/36 (c)	113	97
Chaseflex Trust 6.00%, 2/25/37	1,464	1,296
Commercial Mortgage Pass-Through Certificates 4.91%, 4/10/47 (b)	883	790
First Horizon Alternative Mortgage Securities Trust 6.25%, 8/25/36	925	787
GSMSC Pass-Through Trust 7.50%, 9/25/36 (b)(c)	1,154	915
JP Morgan Mortgage Trust, 4.45%, 6/25/37 (c)	354	313
6.00%, 6/25/37	414	412
Lehman Mortgage Trust, 5.50%, 11/25/35 - 2/25/36	1,925	1,926
6.50%, 9/25/37	2,043	1,809
RALI Trust, 0.33%, 12/25/36 (c)	550	406
0.34%, 12/25/36 (c)	531	393
5.50%, 12/25/34	1,432	1,458
6.00%, 11/25/36	298	228
Springleaf Mortgage Loan Trust 3.56%, 12/25/59 (b)(c)	860	870
Washington Mutual Mortgage Pass-Through Certificates Trust, 0.90%, 4/25/47 (c)	743	580
1.11%, 7/25/46 (c)	1,642	1,393
		18,785
Municipal Bonds (1.2%)
City of Chicago, IL, O'Hare International Airport Revenue 6.40%, 1/1/40	255	307
City of New York, NY, Series G-1 5.97%, 3/1/36	270	322
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.18%, 1/1/34	477	580
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	283	324
6.66%, 4/1/57	320	360
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue 5.27%, 5/1/27	320	371
		2,264
	Face Amount (000)		Value (000)
Sovereign (5.2%)
Banco Nacional de Desenvolvimento, Economico e Social 5.50%, 7/12/20 (b)		$580	$624
Brazilian Government International Bond 5.63%, 1/7/41 (f)		350	356
Caixa Economica Federal 3.50%, 11/7/22 (b)(f)		410	359
Hellenic Republic Government Bond 2.00%, 2/24/25 (j)	EUR	1,070	1,112
Hungary Government International Bond 5.38%, 3/25/24		$202	203
KazMunayGas National Co., JSC 6.38%, 4/9/21 (b)(f)		900	986
Mexico Government International Bond 3.63%, 3/15/22		868	871
Petroleos Mexicanos 4.88%, 1/24/22		1,000	1,048
Poland Government International Bond 5.00%, 3/23/22		1,000	1,094
Portugal Obrigacoes do Tesouro OT 4.10%, 4/15/37 (b)	EUR	2,100	2,694
Spain Government International Bond 4.00%, 3/6/18 (b)		$650	688
			10,035
U.S. Agency Securities (1.8%)
Federal Home Loan Mortgage Corporation, 3.75%, 3/27/19		2,520	2,752
6.75%, 3/15/31		470	656
			3,408
U.S. Treasury Securities (8.7%)
U.S. Treasury Bonds, 2.75%, 11/15/42		5,100	4,347
3.13%, 2/15/43		2,000	1,841
U.S. Treasury Note 0.88%, 1/31/17		10,500	10,514
			16,702
Total Fixed Income Securities (Cost $175,785)			179,747
	Shares
Short-Term Investments (20.4%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F)		5,229,386	5,229
	Face Amount (000)
Repurchase Agreement (0.7%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $1,320; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $1,346)		$1,320	1,320
Total Securities held as Collateral on Loaned Securities (Cost $6,549)			6,549

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Shares	Value (000)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $17,503)	17,503,393	$17,503
	Face Amount (000)
U.S. Treasury Securities (7.9%)
U.S. Treasury Bills, 0.06%, 6/26/14 (k)	$15,100	15,099
0.06%, 8/21/14 (k)(l)	80	80
Total U.S. Treasury Securities (Cost $15,178)		15,179
Total Short-Term Investments (Cost $39,230)		39,231
Total Investments (114.0%) (Cost $215,015) Including $6,603 of Securities Loaned (m)		218,978
Liabilities in Excess of Other Assets (-14.0%)		(26,898)
Net Assets (100.0%)		$192,080

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2014.

(e)  When-issued security.

(f)  All or a portion of this security was on loan at March 31, 2014.

(g)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2014.

(h)  Issuer in bankruptcy.

(i)  Non-income producing security; bond in default.

(j)  Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(k)  Rate shown is the yield to maturity at March 31, 2014.

(l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(m)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	USD	1,136		$1,136		4/3/14	EUR	821		$1,131		$(5)
Deutsche Bank AG London	USD	6		6		4/3/14	MXN	74		6		(— @)
Deutsche Bank AG London	USD	1,033		1,033		4/3/14	MXN	13,575		1,040		7
JPMorgan Chase Bank NA	CAD	2,982		2,697		4/3/14	USD	2,688		2,688		(9)
JPMorgan Chase Bank NA	CHF	2,570		2,907		4/3/14	USD	2,918		2,918		11
JPMorgan Chase Bank NA	USD	—	@	—	@	4/3/14	CAD	—	@	—	@	— @
UBS AG	EUR	3,147		4,336		4/3/14	USD	4,334		4,334		(2)
UBS AG	USD	2,702		2,702		4/3/14	CAD	2,982		2,697		(5)
UBS AG	USD	2,907		2,907		4/3/14	CHF	2,570		2,908		1
UBS AG	USD	3,203		3,203		4/3/14	EUR	2,326		3,205		2
Wells Fargo Bank NA	MXN	13,648		1,045		4/3/14	USD	1,021		1,021		(24)
Deutsche Bank AG London	MXN	74		6		5/6/14	USD	6		6		— @
UBS AG	CAD	2,982		2,695		5/6/14	USD	2,700		2,700		5
UBS AG	CHF	2,570		2,908		5/6/14	USD	2,907		2,907		(1)
UBS AG	EUR	2,326		3,205		5/6/14	USD	3,203		3,203		(2)
				$30,786						$30,764		$(22)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	100	$21,956	Jun-14	$(28)
U.S. Treasury Long Bond	61	8,126	Jun-14	12
U.S. Treasury Ultra Long Bond	49	7,079	Jun-14	122
Short:
U.S. Treasury 5 yr. Note	58	(6,899)	Jun-14	24
U.S. Treasury 10 yr. Note	67	(8,275)	Jun-14	49
				$179

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics Inc.	Buy	$995	1.00%	3/20/19	$19	$(15)	$4	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	950	1.00	12/20/18	(16)	(6)	(22)	BBB
		$1,945			$3	$(21)	$(18)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23		$2,990	$134
Deutsche Bank AG	3 Month LIBOR	Receive	2.80	5/1/43		2,620	340
Goldman Sachs International	3 Month LIBOR	Pay	2.04	1/22/19	CAD	8,980	38
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		$4,760	223
Goldman Sachs International	3 Month LIBOR	Receive	2.95	1/22/24	CAD	4,880	(72)
Goldman Sachs International	3 Month LIBOR	Receive	2.90	5/13/43		$2,620	291
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	1/24/19		9,610	(49)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.96	1/24/24		5,240	94
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23		4,550	222
							$1,221

@    Value is less than $500.

†    Credit Rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

MXN  —  Mexican Peso

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.5%
Other**	18.5
Industrials	16.7
Short-Term Investments	15.4
Finance	13.2
Mortgages — Other	8.8
U.S. Treasury Securities	7.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $52,335,000 with net unrealized appreciation of approximately $179,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $22,000 and does not include open swap agreements with net unrealized appreciation of approximately $1,200,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $192,283)	$196,246
Investment in Security of Affiliated Issuer, at Value (Cost $22,732)	22,732
Total Investments in Securities, at Value (Cost $215,015)	218,978
Cash	222
Receivable for Investments Sold	2,670
Interest Receivable	1,333
Unrealized Appreciation on Swap Agreements	1,248
Receivable for Variation Margin on Futures Contracts	276
Tax Reclaim Receivable	29
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	26
Premium Paid on Open Swap Agreements	19
Receivable for Portfolio Shares Sold	12
Receivable from Affiliate	1
Other Assets	14
Total Assets	224,828
Liabilities:
Payable for Investments Purchased	23,747
Collateral on Securities Loaned, at Value	6,760
Due to Broker	1,430
Payable for Portfolio Shares Redeemed	261
Payable for Trustees' Fees and Expenses	121
Payable for Sub Transfer Agency Fees	21
Payable for Sub Transfer Agency Fees — Class I	96
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Unrealized Depreciation on Swap Agreements	93
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	48
Payable for Professional Fees	43
Payable for Advisory Fees	39
Premium Received on Open Swap Agreements	16
Payable for Administration Fees	13
Payable for Custodian Fees	9
Payable for Variation Margin on Swap Agreements	10
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Transfer Agent Fees — Class I	—	@
Payable for Transfer Agent Fees — Class A	—	@
Payable for Transfer Agent Fees — Class L	—	@
Other Liabilities	39
Total Liabilities	32,748
Net Assets	$192,080
Net Assets Consist Of:
Paid-in-Capital	$666,410
Accumulated Undistributed Net Investment Income	3,188
Accumulated Net Realized Loss	(482,839)
Unrealized Appreciation (Depreciation) on:
Investments	3,963
Futures Contracts	179
Swap Agreements	1,200
Foreign Currency Forward Exchange Contracts	(22)
Foreign Currency Translations	1
Net Assets	$192,080

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2014 (000)
CLASS I:
Net Assets	$188,453
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	18,523,663
Net Asset Value, Offering and Redemption Price Per Share	$10.17
CLASS A:
Net Assets	$3,535
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	346,984
Net Asset Value, Redemption Price Per Share	$10.19
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$10.64
CLASS L:
Net Assets	$92
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	8,995
Net Asset Value, Offering and Redemption Price Per Share	$10.18
(1) Including: Securities on Loan, at Value:	$6,603

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,602
Income from Securities Loaned — Net	9
Dividends from Security of Affiliated Issuer (Note F)	3
Total Investment Income	3,614
Expenses:
Advisory Fees (Note B)	352
Sub Transfer Agency Fees — Class I	148
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Administration Fees (Note C)	75
Professional Fees	73
Shareholder Reporting Fees	38
Custodian Fees (Note E)	37
Pricing Fees	24
Registration Fees	21
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Transfer Agency Fees — Class I	2
Transfer Agency Fees — Class A	1
Transfer Agency Fees — Class L	1
Trustees' Fees and Expenses	2
Other Expenses	47
Total Expenses	827
Reimbursement of Class Specific Expenses — Class I (Note B)	(150)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Waiver of Advisory Fees (Note B)	(87)
Rebate from Morgan Stanley Affiliate (Note F)	(6)
Net Expenses	582
Net Investment Income	3,032
Realized Gain (Loss):
Investments Sold	1,650
Foreign Currency Forward Exchange Contracts	(226)
Foreign Currency Transactions	(6)
Futures Contracts	244
Swap Agreements	(375)
Net Realized Gain	1,287
Change in Unrealized Appreciation (Depreciation):
Investments	3,083
Foreign Currency Forward Exchange Contracts	267
Foreign Currency Translations	(2)
Futures Contracts	128
Swap Agreements	47
Net Change in Unrealized Appreciation (Depreciation)	3,523
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,810
Net Increase in Net Assets Resulting from Operations	$7,842

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,032	$6,687
Net Realized Gain	1,287	1,559
Net Change in Unrealized Appreciation (Depreciation)	3,523	(8,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,842	(728)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,884)	(11,071)
Class A:
Net Investment Income	(45)	(175)
Class H*:
Net Investment Income	—	(2	)**
Class L:
Net Investment Income	(1)	(5)
Total Distributions	(2,930)	(11,253)
Capital Share Transactions:(1)
Class I:
Subscribed	10,077	15,295
Distributions Reinvested	2,880	10,981
Redeemed	(16,339)	(54,815)
Class A:
Subscribed	720	982
Distributions Reinvested	45	175
Conversion from Class H	—	45
Redeemed	(470)	(1,527)
Class H*:
Subscribed	—	36	**
Distributions Reinvested	—	1	**
Conversion to Class A	—	(45	)**
Redeemed	—	(28	)**
Class L:
Subscribed	—	3
Distributions Reinvested	1	5
Redeemed	—	(43)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,086)	(28,935)
Total Increase (Decrease) in Net Assets	1,826	(40,916)
Net Assets:
Beginning of Period	190,254	231,170
End of Period (Including Accumulated Undistributed Net Investment Income of $3,188 and $3,086)	$192,080	$190,254
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,006	1,496
Shares Issued on Distributions Reinvested	292	1,077
Shares Redeemed	(1,642)	(5,392)
Net Decrease in Class I Shares Outstanding	(344)	(2,819)
Class A:
Shares Subscribed	72	96
Shares Issued on Distributions Reinvested	5	17
Conversion from Class H	—	5
Shares Redeemed	(47)	(151)
Net Increase (Decrease) in Class A Shares Outstanding	30	(33)
Class H*:
Shares Subscribed	—	4	**
Shares Issued on Distributions Reinvested	—	—	@@**
Conversion to Class A	—	(5	)**
Shares Redeemed	—	(2	)**
Net (Decrease) in Class H Shares Outstanding	—	(3)
Class L:
Shares Subscribed	—	—	@@
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	—	(3)
Net Increase (Decrease) in Class L Shares Outstanding	— @@	(3)

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the period October 1, 2012 through September 6, 2013.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$9.91		$10.48	$9.92	$9.96		$9.41		$9.41
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.32	0.39	0.38		0.34		0.41
Net Realized and Unrealized Gain (Loss)	0.26		(0.36)	0.63	(0.02)		0.57		0.27
Total from Investment Operations	0.42		(0.04)	1.02	0.36		0.91		0.68
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.53)	(0.46)	(0.40)		(0.36)		(0.68)
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$10.17		$9.91	$10.48	$9.92		$9.96		$9.41
Total Return++	4.24	%#	(0.42)%	10.62%	3.74%		10.02%		7.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$188,453		$187,014	$227,331	$295,226		$434,657		$797,788
Ratio of Expenses to Average Net Assets (1)	0.61	%+††*	0.71%+^	0.62%+	0.66	%+††	0.51	%+††	0.49	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.24	%+††*	3.14%+^	3.88%+	3.88	%+††	3.53	%+††	4.56	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00	%§	0.01%		0.00	%§
Portfolio Turnover Rate	134	%#	226%	189%	225%		270%		402%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.87	%††*	0.73%	N/A	N/A		N/A		0.50	%+
Net Investment Income to Average Net Assets	2.98	%††*	3.12%	N/A	N/A		N/A		4.55	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$9.93		$10.50	$9.94	$9.97		$9.40		$9.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.29	0.37	0.36		0.31		0.41
Net Realized and Unrealized Gain (Loss)	0.26		(0.36)	0.62	(0.02)		0.57		0.24
Total from Investment Operations	0.40		(0.07)	0.99	0.34		0.88		0.65
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.50)	(0.43)	(0.37)		(0.31)		(0.65)
Redemption Fees	—		—	—	—		—		0.00	‡
Net Asset Value, End of Period	$10.19		$9.93	$10.50	$9.94		$9.97		$9.40
Total Return++	4.07	%#	(0.68)%	10.31%	3.57%		9.73%		7.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,535		$3,152	$3,673	$4,654		$5,732		$6,442
Ratio of Expenses to Average Net Assets (1)	0.96	%+††*	0.96%+^	0.87%+	0.91	%+††	0.76	%+††	0.73	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.89	%+††*	2.89%+^	3.63%+	3.63	%+††	3.28	%+††	4.56	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00	%§	0.01%		0.00	%§
Portfolio Turnover Rate	134	%#	226%	189%	225%		270%		402%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.11	%††*	0.98%	N/A	N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.74	%††*	2.87%	N/A	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$9.92		$10.49		$10.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.27		0.11
Net Realized and Unrealized Gain (Loss)	0.26		(0.36)		0.35
Total from Investment Operations	0.39		(0.09)		0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.48)		(0.11)
Net Asset Value, End of Period	$10.18		$9.92		$10.49
Total Return++	3.94	%#	(0.95)%		4.59	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92		$88		$130
Ratio of Expenses to Average Net Assets (1)	1.20	%+††*	1.21	%+^^	1.16	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.65	%+††*	2.64	%+^^	2.60	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01	%*
Portfolio Turnover Rate	134	%#	226%		189	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.84	%††*	1.27%		N/A
Net Investment Income to Average Net Assets	1.01	%††*	2.58%		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.22% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant

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Notes to Financial Statements (unaudited) (cont'd)

information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,355	$—	$1,355
Agency Fixed Rate Mortgages	—	41,401	—	41,401
Asset-Backed Securities	—	2,252	—	2,252
Collateralized Mortgage Obligations — Agency Collateral Series	—	7,994	—	7,994
Commercial Mortgage-Backed Securities	—	7,988	—	7,988
Corporate Bonds	—	67,563	—	67,563
Mortgages — Other	—	18,785	—	18,785
Municipal Bonds	—	2,264	—	2,264
Sovereign	—	10,035	—	10,035
U.S. Agency Securities	—	3,408	—	3,408
U.S. Treasury Securities	—	16,702	—	16,702
Total Fixed Income Securities	—	179,747	—	179,747
Short-Term Investments
Investment Company	22,732	—	—	22,732
Repurchase Agreement	—	1,320	—	1,320
U.S. Treasury Securities	—	15,179	—	15,179
Total Short-Term Investments	22,732	16,499	—	39,231
Foreign Currency Forward Exchange Contracts	—	26	—	26
Futures Contracts	207	—	—	207
Interest Rate Swap Agreements	—	1,342	—	1,342
Total Assets	22,939	197,614	—	220,553

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Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(48)	$—	$(48)
Futures Contracts	(28)	—	—	(28)
Credit Default Swap Agreements	—	(21)	—	(21)
Interest Rate Swap Agreements	—	(121)	—	(121)
Total Liabilities	(28)	(190)	—	(218)
Total	$22,911	$197,424	$—	$220,335

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an

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Notes to Financial Statements (unaudited) (cont'd)

underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses

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Notes to Financial Statements (unaudited) (cont'd)

if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks. The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$26
Futures Contracts	Variation Margin	Interest Rate Risk	207	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	1,248
Swap Agreements	Variation Margin	Interest Rate Risk	94	(a)
Total			$1,575
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(48)
Futures Contracts	Variation Margin	Interest Rate Risk	(28	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(21)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(72)
Swap Agreements	Variation Margin	Interest Rate Risk	(49	)(a)
Total			$(218)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(226)
Interest Rate Risk	Futures Contracts	244
Credit Risk	Swap Agreements	(75)
Interest Rate Risk	Swap Agreements	(300)
Total		$(357)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$267
Interest Rate Risk	Futures Contracts	128
Credit Risk	Swap Agreements	27
Interest Rate Risk	Swap Agreements	20
Total		$442

At March 31, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$26	$(48)
Swap Agreements	1,248	(93)
Total	$1,274	$(141)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreements, the Portfolio typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swaps, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio's net liability, held by the defaulting party, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$134	$—	$—	$134
Deutsche Bank AG	340	—	(340)	0
Deutsche Bank AG London	7	(5)	—	2
Goldman Sachs International	552	(72)	(480)	0
JPMorgan Chase Bank NA	11	(9)	—	2
Royal Bank of Canada	222	—	(222)	0
UBS AG	8	(8)	—	0
Total	$1,274	$(94)	$(1,042)	$138

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$21	$—	$—	$21
Deutsche Bank AG London	5	(5)	—	0
Goldman Sachs International	72	(72)	—	0
JPMorgan Chase Bank NA	9	(9)	—	0
UBS AG	10	(8)	—	2
Wells Fargo Bank NA	24	—	—	24
Total	$141	$(94)	$—	$47

For the six months ended March 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$33,424,000
Futures Contracts:
Average monthly original value	$57,857,000
Swap Agreements:
Average monthly notional amount	$55,775,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,603	(e)	—	$(6,603	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Portfolio received cash collateral of approximately $6,760,000, of which approximately $6,549,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2014 there was uninvested cash of approximately $211,000, which is not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

6.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.28% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.62% for Class I shares, 0.97% for Class A shares and 1.22% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $87,000 of advisory fees were waived and approximately $152,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $26,640,000 and $34,670,000, respectively. For the six months ended March 31, 2014, purchases and sales of long-term U.S. Government securities were approximately $217,098,000 and $208,600,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2014 (000)
$21,525	$52,629	$51,422	$3	$22,732

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2013, remains subject to examination by taxing authorities.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From: Ordinary Income (000)	2012 Distributions Paid From: Ordinary Income (000)
$11,253	$12,613

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$1,343	$(1,343)	—

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,772	—

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,000,000 and the aggregate gross unrealized depreciation is approximately $4,037,000 resulting in net unrealized appreciation of approximately $3,963,000.

At September 30, 2013, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $1,286,000 that do not have an expiration date.

In addition, At September 30, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$6,102	September 30, 2014
15,680	September 30, 2015
5,336	September 30, 2016
254,264	September 30, 2017
201,462	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Other: At March 31, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56% and 24%, for Class I and Class A shares, respectively.

I. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
909952 EXP 5.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
U.S. Privacy Policy	27
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,055.80	$1,021.44	$3.59	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	1,054.00	1,019.70	5.38	5.29	1.05
Corporate Bond Portfolio Class L	1,000.00	1,052.80	1,018.50	6.60	6.49	1.29

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$120	$135
8.35%, 7/10/31 (a)	136	177
		312
Collateralized Mortgage Obligation — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	21	5
Corporate Bonds (95.9%)
Finance (39.8%)
Abbey National Treasury Services PLC,
3.05%, 8/23/18	120	124
4.00%, 3/13/24 (b)	50	51
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	48
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	96
American Financial Group, Inc.
9.88%, 6/15/19 (b)	225	290
American International Group, Inc.,
4.88%, 6/1/22	100	110
6.40%, 12/15/20	345	412
Bank of America Corp.,
4.00%, 4/1/24 (c)	620	621
5.70%, 1/24/22	125	144
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24	60	61
Barclays Bank PLC
6.05%, 12/4/17 (a)	515	579
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	163
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	200	222
BNP Paribas SA
5.00%, 1/15/21	95	106
Boston Properties LP
3.80%, 2/1/24	25	25
Brookfield Asset Management, Inc.
5.80%, 4/25/17	55	60
Capital One Bank, USA NA
3.38%, 2/15/23	342	333
Citigroup, Inc.,
3.88%, 10/25/23	50	50
4.05%, 7/30/22	140	141
4.45%, 1/10/17	125	135
5.50%, 9/13/25	50	53
6.13%, 11/21/17	390	447
6.68%, 9/13/43	50	59
8.13%, 7/15/39	100	145
8.50%, 5/22/19	60	76
	Face Amount (000)	Value (000)
CNA Financial Corp.
5.75%, 8/15/21	$250	$288
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.95%, 11/9/22	250	249
Credit Suisse
6.00%, 2/15/18	61	70
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	100	111
Discover Bank
2.00%, 2/21/18	250	249
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	205
General Electric Capital Corp.,
5.30%, 2/11/21 (b)	120	135
MTN
5.88%, 1/14/38	230	272
Series G
6.00%, 8/7/19	666	783
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	480	473
6.75%, 10/1/37	205	236
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	284
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (b)	275	312
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	405
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	95
HSBC Finance Corp.
6.68%, 1/15/21	135	158
HSBC Holdings PLC,
4.00%, 3/30/22	200	208
4.88%, 1/14/22	100	110
6.50%, 5/2/36	100	118
ING Bank N.V.
5.80%, 9/25/23 (a)	200	214
ING US, Inc.
5.65%, 5/15/53 (d)	100	100
Intesa Sanpaolo SpA
5.25%, 1/12/24	200	206
JPMorgan Chase & Co.,
3.20%, 1/25/23	275	267
3.88%, 2/1/24 (b)	220	222
4.50%, 1/24/22	305	329
Kilroy Realty LP
3.80%, 1/15/23	125	122
Lincoln National Corp.
7.00%, 6/15/40	75	99
Macquarie Group Ltd.
6.00%, 1/14/20 (a)	215	239

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Markel Corp.
3.63%, 3/30/23	$150	$146
National Retail Properties, Inc.
3.30%, 4/15/23	150	142
Nationwide Building Society
6.25%, 2/25/20 (a)	260	303
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	275	304
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	171
Piedmont Operating Partnership LP
3.40%, 6/1/23 (b)	125	116
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	265
PNC Bank NA
1.13%, 1/27/17	260	259
Post Apartment Homes LP
3.38%, 12/1/22	120	114
Principal Financial Group, Inc.
1.85%, 11/15/17	250	251
Protective Life Corp.
7.38%, 10/15/19	175	213
Prudential Financial, Inc.
5.63%, 6/15/43 (d)	95	97
Realty Income Corp.
3.25%, 10/15/22 (b)	150	143
Santander Holdings USA, Inc.
3.45%, 8/27/18	60	62
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	204
Societe Generale SA
5.00%, 1/17/24 (a)	200	200
Standard Chartered PLC
3.95%, 1/11/23 (a)(b)	200	191
UBS AG
7.50%, 7/15/25	100	125
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	85
2.75%, 2/15/23 (b)	55	52
2.88%, 3/15/23 (b)	255	242
Weingarten Realty Investors
3.38%, 10/15/22	150	142
Wells Fargo & Co.,
1.25%, 7/20/16	300	303
2.15%, 1/15/19 (b)	60	60
3.00%, 1/22/21	200	200
Series M
3.45%, 2/13/23	125	122
4.13%, 8/15/23 (b)	130	132
	Face Amount (000)	Value (000)
Xilinx, Inc.
3.00%, 3/15/21	$75	$74
		15,828
Industrials (45.3%)
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
ADT Corp. (The)
6.25%, 10/15/21 (a)(b)	100	103
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	205
Altria Group, Inc.,
2.85%, 8/9/22	115	108
5.38%, 1/31/44	80	84
American Airlines Pass-Through Trust,
4.00%, 1/15/27 (a)	195	196
4.95%, 7/15/24 (a)	194	208
American Tower Corp.
3.50%, 1/31/23	100	95
Amgen, Inc.
5.15%, 11/15/41	198	205
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24	200	202
Apple, Inc.
2.40%, 5/3/23 (b)	225	209
ARAMARK Corp.
5.75%, 3/15/20	95	101
ArcelorMittal
10.35%, 6/1/19	134	170
Ashland, Inc.
6.88%, 5/15/43	50	51
AstraZeneca PLC
6.45%, 9/15/37	125	158
AT&T, Inc.
6.30%, 1/15/38 (b)	275	314
Barrick Gold Corp.
4.10%, 5/1/23	100	95
BE Aerospace, Inc.
5.25%, 4/1/22	100	103
BHP Billiton Finance USA Ltd.
3.85%, 9/30/23	200	205
Bombardier, Inc.
6.13%, 1/15/23 (a)(b)	116	118
British Airways PLC
4.63%, 6/20/24 (a)	175	183
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	146
4.40%, 3/15/42	75	71
5.65%, 5/1/17	130	146
Caterpillar Financial Services Corp.,
Series G
2.45%, 9/6/18 (b)	200	204

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	$150	$146
CEVA Group PLC
7.00%, 3/1/21 (a)(b)	75	77
Cimarex Energy Co.
5.88%, 5/1/22	150	163
Coca-Cola Co.
3.20%, 11/1/23	125	123
Continental Resources, Inc.
5.00%, 9/15/22	175	184
Covidien International Finance SA
2.95%, 6/15/23 (b)	175	166
Crown Castle International Corp.
5.25%, 1/15/23	75	77
Daimler Finance North America LLC
8.50%, 1/18/31	161	240
Deere & Co.
3.90%, 6/9/42	60	56
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	180	178
Ecopetrol SA
5.88%, 9/18/23 (b)	130	142
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	106
ENTEL Chile SA
4.88%, 10/30/24 (a)	200	202
ESAL GmbH
6.25%, 2/5/23 (a)	200	190
Express Scripts Holding Co.
2.65%, 2/15/17	100	103
Fiserv, Inc.
3.13%, 6/15/16	190	198
Ford Motor Co.
4.75%, 1/15/43	100	97
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	200	212
5.88%, 8/2/21	200	230
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 3/15/23 (b)	120	115
General Electric Co.
4.50%, 3/11/44	50	51
General Motors Co.
4.88%, 10/2/23 (a)	125	129
Gilead Sciences, Inc.
4.80%, 4/1/44	100	103
Glencore Funding LLC
4.13%, 5/30/23 (a)(b)	170	163
Goldcorp, Inc.
3.70%, 3/15/23	225	212
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	287
	Face Amount (000)	Value (000)
HCA, Inc.
4.75%, 5/1/23	$130	$129
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)(b)	190	205
Hewlett-Packard Co.,
3.75%, 12/1/20	50	51
4.65%, 12/9/21	110	117
Home Depot, Inc.
5.88%, 12/16/36	59	71
Host Hotels & Resorts LP,
Series D
3.75%, 10/15/23 (b)	75	73
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	166
Intel Corp.
2.70%, 12/15/22 (b)	200	191
Juniper Networks, Inc.
4.50%, 3/15/24	75	76
Koninklijke Philips N.V.
3.75%, 3/15/22	300	310
Kroger Co. (The)
6.90%, 4/15/38	80	99
Lowe's Cos., Inc.
5.00%, 9/15/43	50	53
Lubrizol Corp.
8.88%, 2/1/19	165	213
MasTec, Inc.
4.88%, 3/15/23	140	138
McKesson Corp.,
2.70%, 12/15/22	100	93
4.88%, 3/15/44	30	31
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	106
Medtronic, Inc.
3.63%, 3/15/24 (b)	200	201
Merck & Co., Inc.
2.80%, 5/18/23	250	238
NBC Universal Media LLC
5.95%, 4/1/41	350	415
NetApp, Inc.
2.00%, 12/15/17	100	101
Nexen Energy ULC
6.40%, 5/15/37	100	115
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	129
Novartis Capital Corp.
3.40%, 5/6/24	200	200
Omega Healthcare Investors, Inc.
4.95%, 4/1/24 (a)	100	98
Omnicom Group, Inc.
3.63%, 5/1/22	95	95
Oracle Corp.
2.50%, 10/15/22	200	188

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Packaging Corp. of America
4.50%, 11/1/23	$110	$114
PepsiCo, Inc.
3.60%, 3/1/24	200	201
Petro-Canada
6.80%, 5/15/38	130	165
Philip Morris International, Inc.
4.50%, 3/20/42	150	147
Phillips 66
4.30%, 4/1/22	75	79
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	179
Praxair, Inc.
1.25%, 11/7/18 (b)	175	169
Qtel International Finance Ltd.
3.25%, 2/21/23 (a)	225	212
QVC, Inc.
4.38%, 3/15/23 (b)	150	148
Rockwood Specialties Group, Inc.
4.63%, 10/15/20	135	140
RR Donnelley & Sons Co.
7.88%, 3/15/21	120	138
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)	100	107
Silgan Holdings, Inc.
5.50%, 2/1/22 (a)	100	103
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)	200	206
T-Mobile USA, Inc.
6.25%, 4/1/21	140	149
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	100	102
Telefonica Europe BV
8.25%, 9/15/30	184	240
Tesoro Corp.
5.38%, 10/1/22 (b)	45	47
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22 (b)	70	65
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21 (b)	180	181
Time Warner Cable, Inc.,
4.50%, 9/15/42 (b)	75	69
6.75%, 6/15/39	80	95
Time Warner, Inc.
7.70%, 5/1/32	141	190
Transocean, Inc.
6.38%, 12/15/21 (b)	100	113
United Airlines Pass-Through Trust
4.30%, 8/15/25 (b)	225	232
United Rentals North America, Inc.
5.75%, 11/15/24	80	81
	Face Amount (000)	Value (000)
United Technologies Corp.
1.80%, 6/1/17	$500	$509
US Airways Pass-Through Trust
3.95%, 11/15/25	75	76
Verisk Analytics, Inc.
5.80%, 5/1/21	185	206
Verizon Communications, Inc.,
3.85%, 11/1/42	240	202
5.15%, 9/15/23	100	110
6.35%, 4/1/19	125	148
6.55%, 9/15/43	400	489
Viacom, Inc.
5.85%, 9/1/43	125	138
Weatherford International Ltd.
4.50%, 4/15/22	225	236
WM Wrigley Jr Co.
2.90%, 10/21/19 (a)	230	232
Wyndham Worldwide Corp.
4.25%, 3/1/22	255	258
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)	115	121
		17,982
Utilities (10.8%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	145	147
Appalachian Power Co.
7.00%, 4/1/38	150	197
Boston Gas Co.
4.49%, 2/15/42 (a)(b)	125	125
Buckeye Partners LP
4.15%, 7/1/23	175	175
CEZ AS
4.25%, 4/3/22 (a)	200	205
DCP Midstream Operating LP
3.88%, 3/15/23 (b)	150	147
Enel Finance International N.V.
5.13%, 10/7/19 (a)	200	220
Energy Transfer Partners LP,
3.60%, 2/1/23	100	96
4.90%, 2/1/24	150	156
EnLink Midstream Partners LP
2.70%, 4/1/19	175	176
Enterprise Products Operating LLC,
Series N
6.50%, 1/31/19	229	271
Exelon Generation Co., LLC
6.25%, 10/1/39 (b)	145	161
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	192
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	208

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Kinder Morgan Energy Partners LP,
2.65%, 2/1/19	$50	$50
3.50%, 9/1/23	125	118
5.95%, 2/15/18	300	340
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	195
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	61	75
PSEG Power LLC
8.63%, 4/15/31 (b)	200	284
Sempra Energy
6.00%, 10/15/39	125	150
Spectra Energy Capital LLC
8.00%, 10/1/19	50	61
TransAlta Corp.
4.50%, 11/15/22	235	232
Virginia Electric and Power Co.
2.95%, 1/15/22	325	321
		4,302
		38,112
Variable Rate Senior Loan Interest (0.3%)
Industrial (0.3%)
Aspect Software, Inc.,
Term B
7.25%, 5/7/16	99	100
Total Fixed Income Securities (Cost $37,226)		38,529
	Shares
Short-Term Investments (15.8%)
Securities held as Collateral on Loaned Securities (14.4%)
Investment Company (11.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F)	4,555,613	4,556
	Face Amount (000)
Repurchase Agreement (2.9%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $1,149; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $1,172)	$1,149	1,149
Total Securities held as Collateral on Loaned Securities (Cost $5,705)		5,705
	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $333)	332,999	333
	Face Amount (000)	Value (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
0.06%, 8/21/14 (e)(f) (Cost $251)	$251	$251
Total Short-Term Investments (Cost $6,289)		6,289
Total Investments (112.8%) (Cost $43,515) Including $5,756 of Securities Loaned (g)		44,818
Liabilities in Excess of Other Assets (-12.8%)		(5,082)
Net Assets (100.0%)		$39,736

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2014.

(c)  When-issued security.

(d)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(e)  Rate shown is the yield to maturity at March 31, 2014.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(g)  Securities are available for collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	38	$8,343	Jun-14	(10)
U.S. Treasury Long Bond	7	933	Jun-14	1
U.S. Treasury Ultra Long Bond	39	5,634	Jun-14	96
Short:
U.S. Treasury 10 yr. Note	70	(8,645)	Jun-14	59
U.S. Treasury 5 yr. Note	19	(2,260)	Jun-14	11
				$157

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(3)	$1	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	200	1.00	12/20/18	(3)	(1)	(4)	BBB
Morgan Stanley & Co., LLC* CDX.NA.IG.21	Buy	1,175	1.00	12/20/18	(20)	(2)	(22)	NR
		$1,575			$(19)	$(6)	$(25)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	3 Month LIBOR	Receive	2.80%	5/1/43	$565	$73
Deutsche Bank AG	3 Month LIBOR	Receive	3.03	5/14/43	1,690	147
Goldman Sachs International	3 Month LIBOR	Receive	2.42	3/22/22	642	6
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.43	3/22/22	311	3
Morgan Stanley & Co., LLC *	3 Month LIBOR	Receive	2.75	11/20/23	2,120	(11)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	510	25
						$243

†  Credit Rating as issued by Standard & Poor's.

*  Cleared swap agreements, the broker for which is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

NR  Not Rated.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	46.2%
Finance	40.5
Utilities	11.0
Other**	2.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2014.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $25,815,000 with net unrealized appreciation of approximately $157,000. Does not include open swap agreements with net unrealized appreciation of approximately $237,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $38,626)	$39,929
Investment in Security of Affiliated Issuer, at Value (Cost $4,889)	4,889
Total Investments in Securities, at Value (Cost $43,515)	44,818
Cash	184
Receivable for Investments Sold	1,037
Interest and Paydown Receivable	418
Unrealized Appreciation on Swap Agreements	254
Receivable for Portfolio Shares Sold	41
Due from Adviser	25
Premium Paid on Open Swap Agreements	4
Receivable for Variation Margin on Swap Agreements	2
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	46,789
Liabilities:
Collateral on Securities Loaned, at Value	5,889
Payable for Investments Purchased	619
Due to Broker	300
Payable for Portfolio Shares Redeemed	97
Payable for Sub Transfer Agency Fees	22
Payable for Sub Transfer Agency Fees — Class I	20
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Professional Fees	30
Payable for Trustees' Fees and Expenses	20
Payable for Variation Margin on Futures Contracts	10
Payable for Custodian Fees	4
Unrealized Depreciation on Swap Agreements	4
Premium Received on Open Swap Agreements	3
Payable for Administration Fees	3
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Transfer Agent Fees — Class A	—	@
Payable for Transfer Agent Fees — Class L	—	@
Other Liabilities	31
Total Liabilities	7,053
Net Assets	$39,736
Net Assets Consist of:
Paid-in-Capital	$95,526
Accumulated Undistributed Net Investment Income	554
Accumulated Net Realized Loss	(58,041)
Unrealized Appreciation (Depreciation) on:
Investments	1,303
Futures Contracts	157
Swap Agreements	237
Net Assets	$39,736

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2014 (000)
CLASS I:
Net Assets	$36,070
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	3,293,659
Net Asset Value, Offering and Redemption Price Per Share	$10.95
CLASS A:
Net Assets	$1,286
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	117,433
Net Asset Value, Redemption Price Per Share	$10.95
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$11.44
CLASS L:
Net Assets	$2,380
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	217,516
Net Asset Value, Offering and Redemption Price Per Share	$10.94
(1) Including: Securities on Loan, at Value:	$5,756

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$860
Income from Securities Loaned — Net	5
Dividends from Security of Affiliated Issuer (Note F)	— @
Total Investment Income	865
Expenses:
Advisory Fees (Note B)	75
Professional Fees	53
Sub Transfer Agency Fees — Class I	23
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Registration Fees	18
Shareholder Reporting Fees	17
Administration Fees (Note C)	16
Pricing Fees	16
Custodian Fees (Note E)	15
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	6
Transfer Agency Fees — Class I	3
Transfer Agency Fees — Class A	1
Transfer Agency Fees — Class L	1
Trustees' Fees and Expenses	1
Other Expenses	12
Total Expenses	259
Waiver of Advisory Fees (Note B)	(75)
Reimbursement of Class Specific Expenses — Class I (Note B)	(26)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Expenses Reimbursed by Adviser (Note B)	(9)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(1)
Rebate from Morgan Stanley Affiliate (Note F)	(— @)
Net Expenses	148
Net Investment Income	717
Realized Gain:
Investments Sold	378
Futures Contracts	7
Swap Agreements	45
Net Realized Gain	430
Change in Unrealized Appreciation (Depreciation):
Investments	941
Futures Contracts	205
Swap Agreements	(128)
Net Change in Unrealized Appreciation (Depreciation)	1,018
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,448
Net Increase in Net Assets Resulting from Operations	$2,165

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$717	$1,290
Net Realized Gain	430	752
Net Change in Unrealized Appreciation (Depreciation)	1,018	(2,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,165	(284)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(546)	(1,230)
Class A:
Net Investment Income	(16)	(33)
Class H*:
Net Investment Income	—	(3	)**
Class L:
Net Investment Income	(32)	(73)
Total Distributions	(594)	(1,339)
Capital Share Transactions:(1)
Class I:
Subscribed	1,183	1,851
Distributions Reinvested	546	1,230
Redeemed	(3,273)	(10,209)
Class A:
Subscribed	293	1,020
Distributions Reinvested	14	33
Conversion from Class H	—	93
Redeemed	(262)	(867)
Class H*:
Distributions Reinvested	—	1	**
Conversion to Class A	—	(93	)**
Redeemed	—	(81	)**
Class L:
Subscribed	—	120
Distributions Reinvested	32	73
Redeemed	(397)	(586)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,864)	(7,415)
Total Decrease in Net Assets	(293)	(9,038)
Net Assets:
Beginning of Period	40,029	49,067
End of Period (Including Accumulated Undistributed Net Investment Income of $554 and $431)	$39,736	$40,029
(1) Capital Share Transactions:
Class I:
Shares Subscribed	111	174
Shares Issued on Distributions Reinvested	52	114
Shares Redeemed	(306)	(948)
Net Decrease in Class I Shares Outstanding	(143)	(660)
Class A:
Shares Subscribed	28	93
Shares Issued on Distributions Reinvested	1	3
Conversion from Class H	—	9
Shares Redeemed	(25)	(80)
Net Increase in Class A Shares Outstanding	4	25
Class H*:
Shares Issued on Distributions Reinvested	—	—	@@**
Conversion to Class A	—	(9	)**
Shares Redeemed	—	(7	)**
Net Decrease in Class H Shares Outstanding	—	(16)
Class L:
Shares Subscribed	—	11
Shares Issued on Distributions Reinvested	3	7
Shares Redeemed	(37)	(55)
Net Decrease in Class L Shares Outstanding	(34)	(37)

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the period October 1, 2012 through September 6, 2013.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$10.53		$10.93	$10.27		$10.17		$9.75		$9.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.32	0.36		0.33		0.33		0.31
Net Realized and Unrealized Gain (Loss)	0.39		(0.40)	0.73		0.07		0.49		0.38
Total from Investment Operations	0.58		(0.08)	1.09		0.40		0.82		0.69
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.32)	(0.43)		(0.30)		(0.40)		(0.55)
Redemption Fees	—		—	—		—		—		0.00 ‡
Net Asset Value, End of Period	$10.95		$10.53	$10.93		$10.27		$10.17		$9.75
Total Return++	5.58	%#	(0.77)%	10.94%		4.05%		8.65%		7.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,070		$36,186	$44,779		$62,410		$79,337		$140,890
Ratio of Expenses to Average Net Assets (1)	0.70	%+††*	1.18%+^	1.00	%+††	0.80	%+††	0.76	%+††	0.56%+
Ratio of Net Investment Income to Average Net Assets (1)	3.64	%+††*	2.91%+^	3.41	%+††	3.27	%+††	3.36	%+††	3.30%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00	%§	0.01%
Portfolio Turnover Rate	26	%#	63%	129%		224%		277%		545%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.26	%††*	1.21%	N/A		N/A		N/A		N/A
Net Investment Income to Average Net Assets	3.08	%††*	2.88%	N/A		N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$10.53		$10.92	$10.27		$10.16		$9.74		$9.60
Income from Investment Operations:
Net Investment Income†	0.18		0.30	0.34		0.31		0.31		0.30
Net Realized and Unrealized Gain (Loss)	0.38		(0.39)	0.73		0.08		0.49		0.38
Total from Investment Operations	0.56		(0.09)	1.07		0.39		0.80		0.68
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.30)	(0.42)		(0.28)		(0.38)		(0.54)
Redemption Fees	—		—	—		—		—		0.00	‡
Net Asset Value, End of Period	$10.95		$10.53	$10.92		$10.27		$10.16		$9.74
Total Return++	5.40	%#	(0.83)%	10.69%		3.99%		8.50%		7.44%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,286		$1,194	$961		$408		$590		$611
Ratio of Expenses to Average Net Assets (1)	1.05	%+††*	1.34%+^	1.15	%+††	0.95	%+††	0.91	%+††	0.69	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.29	%+††*	2.76%+^	3.26	%+††	3.12	%+††	3.21	%+††	3.19	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00	%§	0.01%
Portfolio Turnover Rate	26	%#	63%	129%		224%		277%		545%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.63	%††*	1.47%	1.25	%††	1.05	%††	1.01	%+††	0.79	%+
Net Investment Income to Average Net Assets	2.71	%††*	2.63%	3.16	%††	3.02	%††	3.11	%+††	3.09	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012		2011		2010		2009
Net Asset Value, Beginning of Period	$10.52		$10.92	$10.26		$10.15		$9.74		$9.63
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.26	0.30		0.28		0.28		0.24
Net Realized and Unrealized Gain (Loss)	0.39		(0.40)	0.74		0.08		0.48		0.41
Total from Investment Operations	0.55		(0.14)	1.04		0.36		0.76		0.65
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.26)	(0.38)		(0.25)		(0.35)		(0.54)
Redemption Fees	—		—	—		—		—		0.00 ‡
Net Asset Value, End of Period	$10.94		$10.52	$10.92		$10.26		$10.15		$9.74
Total Return++	5.28	%#	(1.28)%	10.38%		3.51%		8.15%		7.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,380		$2,649	$3,149		$4,080		$5,508		$5,159
Ratio of Expenses to Average Net Assets (1)	1.29	%+††*	1.69%+^	1.50	%+††	1.30	%+††	1.26	%+††	1.06%+
Ratio of Net Investment Income to Average Net Assets (1)	3.05	%+††*	2.40%+^	2.91	%+††	2.77	%+††	2.86	%+††	2.58%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00	%§	0.01%
Portfolio Turnover Rate	26	%#	63%	129%		224%		277%		545%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.71	%††*	1.70%	N/A		N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.63	%††*	2.39%	N/A		N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$312	$—	$312
Collateralized Mortgage Obligation — Agency Collateral Series	—	5	—	5
Corporate Bonds	—	38,112	—	38,112
Variable Rate Senior Loan Interests	—	100	—	100
Total Fixed Income Securities	—	38,529	—	38,529
Short-Term Investments
Investment Company	4,889	—	—	4,889
Repurchase Agreement	—	1,149	—	1,149
U.S. Treasury Securities	—	251	—	251
Total Short-Term Investments	4,889	1,400	—	6,289
Futures Contracts	167	—	—	167
Interest Rate Swap Agreements	—	254	—	254
Total Assets	5,056	40,183	—	45,239
Liabilities:
Futures Contracts	(10)	—	—	(10)
Credit Default Swap Agreements	—	(6)	—	(6)
Interest Rate Swap Agreements	—	(11)	—	(11)
Total Liabilities	(10)	(17)	—	(27)
Total	$5,046	$40,166	$—	$45,212
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks. The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$167	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	254
Total			$421

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$(10	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(4)
Swap Agreements	Variation Margin	Credit Risk	(2	)(a)
Swap Agreements	Variation Margin	Interest Rate Risk	(11	)(a)
Total			$(27)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$7
Credit Risk	Swap Agreements	47
Interest Rate Risk	Swap Agreements	(2)
	Total	$52
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$205
Credit Risk	Swap Agreements	(14)
Interest Rate Risk	Swap Agreements	(114)
	Total	$77

At March 31, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$254	$(4)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreements, the Portfolio typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swaps, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio's net liability, held by the defaulting party, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
COUNTERPARTY	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Deutsche Bank AG	$220	$—	$(220)	$0
Goldman Sachs International	6	—	—	6
JPMorgan Chase Bank NA	3	—	—	3
Royal Bank of Canada	25	—	—	25
Total	$254	$—	$(220)	$34

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
COUNTERPARTY	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$4	$—	$—	$4

For the six months ended March 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$23,585,000
Swap Agreements:
Average monthly notional amount	$10,883,000

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

4.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,756	(e)	—	$(5,756	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Portfolio received cash collateral of approximately $5,889,000, of which approximately $5,705,000 was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2014 there was uninvested cash of approximately $184,000, which is not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Portfolio buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Portfolio accrues the commitment fee over the expected term of the loan. When the Portfolio sells interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses -distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares and 1.52% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $75,000 of advisory fees were waived and approximately $35,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class A shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2014, this waiver amounted to approximately $1,000.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,907,000 and $11,703,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 31, 2014 (000)
$4,804	$10,844	$10,759	$—	@	$4,889

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended At September 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From: Ordinary Income (000)	2012 Distributions Paid From: Ordinary Income (000)
$1,339	$2,368

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to basis adjustments for swap transactions, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(73)	$73	—

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$441	—

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,668,000 and the aggregate gross unrealized depreciation is approximately $365,000 resulting in net unrealized appreciation of approximately $1,303,000.

At September 30, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$50,421	September 30, 2017
8,130	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended At September 30, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $793,000.

H. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
909690 EXP 5.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	21
Trustee and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
High Yield Portfolio Class I	$1,000.00	$1,086.20	$1,021.19	$3.90	*	$3.78	*	0.75%
High Yield Portfolio Class A	1,000.00	1,085.50	1,019.55	5.62	*	5.44	*	1.08
High Yield Portfolio Class L	1,000.00	1,083.40	1,018.20	7.01	*	6.79	*	1.35
High Yield Portfolio Class IS	1,000.00	1,000.90	1,000.12	0.02	**	0.02	**	0.62

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class's annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 1/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (99.6%)
Corporate Bonds (96.3%)
Basic Materials (5.2%)
American Gilsonite Co. 11.50%, 9/1/17 (a)	$150	$157
APERAM 7.75%, 4/1/18 (a)	150	158
Axalta Coating Systems US Holdings, Inc./ Axalta Coating Systems Dutch Holding B 7.38%, 5/1/21 (a)	150	164
Chemtura Corp. 5.75%, 7/15/21	50	52
Hecla Mining Co. 6.88%, 5/1/21	100	98
Neenah Paper, Inc. 5.25%, 5/15/21 (a)	50	50
Permian Holdings, Inc. 10.50%, 1/15/18 (a)	90	92
Prince Mineral Holding Corp. 11.50%, 12/15/19 (a)	150	169
		940
Communications (11.1%)
Altice Finco SA 8.13%, 1/15/24 (a)	200	216
Bankrate, Inc. 6.13%, 8/15/18 (a)	100	106
Cablevision Systems Corp. 7.75%, 4/15/18	50	57
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.63%, 2/15/24 (a)	100	103
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 1/15/24	100	100
Columbus International, Inc. 7.38%, 3/30/21 (a)	200	206
Crown Castle International Corp. 5.25%, 1/15/23	50	51
Harron Communications LP/Harron Finance Corp. 9.13%, 4/1/20 (a)	150	170
Intelsat Luxembourg SA 6.75%, 6/1/18 (a)	150	159
inVentiv Health, Inc. 9.00%, 1/15/18 (a)	100	106
Lamar Media Corp. 5.38%, 1/15/24 (a)	50	52
MDC Partners, Inc. 6.75%, 4/1/20 (a)	100	106
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.50%, 4/15/21 (a)	100	101
Midcontinent Communications & Midcontinent Finance Corp. 6.25%, 8/1/21 (a)	100	105
Pacnet Ltd. 9.00%, 12/12/18 (a)	200	214
SBA Telecommunications, Inc. 5.75%, 7/15/20	50	53
	Face Amount (000)	Value (000)
T-Mobile USA, Inc. 6.84%, 4/28/23	$100	$108
		2,013
Consumer, Cyclical (17.4%)
Air Canada 6.75%, 10/1/19 (a)	50	54
Allied Specialty Vehicles, Inc. 8.50%, 11/1/19 (a)	100	107
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/21 (a)	100	104
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19	50	56
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9.00%, 2/15/18 (a)(b)	3	3
Caesars Entertainment Operating Co., Inc. 8.50%, 2/15/20	50	45
CCM Merger, Inc. 9.13%, 5/1/19 (a)	100	107
Chassix Holdings, Inc. 10.00%, 12/15/18 (a)(b)	100	102
Chassix, Inc. 9.25%, 8/1/18 (a)	50	54
Chester Downs & Marina LLC/Chester Downs Finance Corp. 9.25%, 2/1/20 (a)	100	100
Churchill Downs, Inc. 5.38%, 12/15/21 (a)	100	102
Diamond Resorts Corp. 12.00%, 8/15/18	100	110
Empire Today LLC/Empire Today Finance Corp. 11.38%, 2/1/17 (a)	100	103
Exide Technologies 8.63%, 2/1/18 (c)(d)	100	77
Gibson Brands, Inc. 8.88%, 8/1/18 (a)	100	107
Golden Nugget Escrow, Inc. 8.50%, 12/1/21 (a)	100	102
Graton Economic Development Authority 9.63%, 9/1/19 (a)	100	115
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/19 (a)	200	207
Guitar Center, Inc. 6.50%, 4/15/19 (a)(e)	100	100
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/21 (a)	50	52
IDQ Holdings, Inc. 11.50%, 4/1/17 (a)	150	164
Logan's Roadhouse, Inc. 10.75%, 10/15/17	100	77
Meritor, Inc. 6.25%, 2/15/24	100	101
Neiman Marcus Group Ltd., Inc. 8.75%, 10/15/21 (a)(b)	100	111
Oshkosh Corp. 5.38%, 3/1/22 (a)	100	102

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Pinnacle Entertainment, Inc. 7.50%, 4/15/21	$50	$54
Pittsburgh Glass Works LLC 8.00%, 11/15/18 (a)	100	109
Playa Resorts Holding BV 8.00%, 8/15/20 (a)	100	109
Rite Aid Corp. 6.75%, 6/15/21	50	54
RSI Home Products, Inc. 6.88%, 3/1/18 (a)	50	54
Sonic Automotive, Inc. 5.00%, 5/15/23	50	49
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. 6.38%, 6/1/21 (a)	100	99
United Continental Holdings, Inc. 6.38%, 6/1/18	200	216
Wolverine World Wide, Inc. 6.13%, 10/15/20	50	54
		3,160
Consumer, Non-Cyclical (21.3%)
Acadia Healthcare Co., Inc. 6.13%, 3/15/21 (a)	50	52
Ahern Rentals, Inc. 9.50%, 6/15/18 (a)	150	167
Albea Beauty Holdings SA 8.38%, 11/1/19 (a)	100	109
American Achievement Corp. 10.88%, 4/15/16 (a)	50	53
ARAMARK Corp. 5.75%, 3/15/20	50	53
Armored Autogroup, Inc. 9.25%, 11/1/18	150	158
Beverages & More, Inc. 10.00%, 11/15/18 (a)	150	157
BioScrip, Inc. 8.88%, 2/15/21 (a)	100	104
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/21 (a)	100	106
Bumble Bee Holdco SCA 9.63%, 3/15/18 (a)(b)	100	105
Cenveo Corp. 8.88%, 2/1/18	100	103
CHS/Community Health Systems, Inc. 6.88%, 2/1/22 (a)	100	105
Crestview DS Merger Sub II, Inc. 10.00%, 9/1/21 (a)	100	112
Dole Food Co., Inc. 7.25%, 5/1/19 (a)	50	50
DynCorp International, Inc. 10.38%, 7/1/17	100	105
Global A&T Electronics Ltd. 10.00%, 2/1/19 (a)	200	165
Grifols Worldwide Operations Ltd. 5.25%, 4/1/22 (a)	200	205
Harland Clarke Holdings Corp. 9.75%, 8/1/18 (a)	50	55
	Face Amount (000)	Value (000)
Hologic, Inc. 6.25%, 8/1/20	$100	$106
JLL/Delta Dutch Newco BV 7.50%, 2/1/22 (a)	100	103
KeHE Distributors LLC/KeHE Finance Corp. 7.63%, 8/15/21 (a)	100	108
Knowledge Universe Education LLC 7.75%, 2/1/15 (a)	150	151
Monitronics International, Inc. 9.13%, 4/1/20	100	108
MPH Acquisition Holdings LLC 6.63%, 4/1/22 (a)	100	103
Mustang Merger Corp. 8.50%, 8/15/21 (a)	100	110
Pinnacle Operating Corp. 9.00%, 11/15/20 (a)	150	162
Post Holdings, Inc. 6.75%, 12/1/21 (a)	100	106
RR Donnelley & Sons Co. 7.88%, 3/15/21	50	58
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/18 (a)	100	107
Salix Pharmaceuticals Ltd. 6.00%, 1/15/21 (a)	100	107
Service Corp. International 5.38%, 1/15/22 (a)	100	102
SUPERVALU, Inc. 8.00%, 5/1/16	50	55
TMS International Corp. 7.63%, 10/15/21 (a)	100	108
United Rentals North America, Inc. 5.75%, 11/15/24	100	101
US Foods, Inc. 8.50%, 6/30/19	100	108
Wells Enterprises, Inc. 6.75%, 2/1/20 (a)	100	104
		3,871
Energy (4.9%)
Approach Resources, Inc. 7.00%, 6/15/21	50	52
Bonanza Creek Energy, Inc. 6.75%, 4/15/21	50	54
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.38%, 3/15/24	100	103
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.13%, 3/1/22 (a)	100	105
EXCO Resources, Inc. 7.50%, 9/15/18	100	101
Kodiak Oil & Gas Corp. 5.50%, 1/15/21	50	52
Lightstream Resources Ltd. 8.63%, 2/1/20 (a)	100	100
Northern Oil and Gas, Inc. 8.00%, 6/1/20	50	53
Northern Tier Energy LLC/Northern Tier Finance Corp 7.13%, 11/15/20	100	107

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Seven Generations Energy Ltd. 8.25%, 5/15/20 (a)	$100	$110
SM Energy Co. 5.00%, 1/15/24 (a)	50	49
		886
Finance (7.4%)
CNO Financial Group, Inc. 6.38%, 10/1/20 (a)	50	54
Compiler Finance Sub, Inc. 7.00%, 5/1/21 (a)	150	152
DuPont Fabros Technology LP 5.88%, 9/15/21	100	106
Hockey Merger Sub 2, Inc. 7.88%, 10/1/21 (a)	50	54
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 4/15/22 (a)	200	202
KCG Holdings, Inc. 8.25%, 6/15/18 (a)	100	107
Kennedy-Wilson, Inc. 5.88%, 4/1/24	100	100
Nationstar Mortgage LLC/Nationstar Capital Corp. 7.88%, 10/1/20	50	51
Nuveen Investments, Inc. 9.13%, 10/15/17 (a)	100	106
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc. 7.25%, 1/15/18 (a)	100	107
Provident Funding Associates LP/PFG Finance Corp. 6.75%, 6/15/21 (a)	100	101
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19 (a)	92	101
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 2/1/21	100	105
		1,346
Industrials (22.1%)
Accudyne Industries Borrower/ Accudyne Industries LLC 7.75%, 12/15/20 (a)	100	108
Alion Science & Technology Corp. 12.00%, 11/1/14 (b)	102	102
Amsted Industries, Inc. 5.00%, 3/15/22 (a)	100	101
Artesyn Escrow, Inc. 9.75%, 10/15/20 (a)	50	48
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance 8.50%, 2/15/18 (a)	90	95
Atkore International, Inc. 9.88%, 1/1/18	45	48
BC Mountain LLC/BC Mountain Finance, Inc. 7.00%, 2/1/21 (a)	100	99
BlueLine Rental Finance Corp. 7.00%, 2/1/19 (a)	100	106
BOE Intermediate Holding Corp. 9.00%, 11/1/17 (a)(b)	105	114
	Face Amount (000)	Value (000)
Cequel Communications Holdings I LLC/ Cequel Capital Corp. 6.38%, 9/15/20 (a)	$50	$52
CEVA Group PLC 9.00%, 9/1/21 (a)	100	103
Cleaver-Brooks, Inc. 8.75%, 12/15/19 (a)	100	111
Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 10.13%, 7/15/20 (a)	100	107
CPG Merger Sub LLC 8.00%, 10/1/21 (a)	100	108
CTP Transportation Products LLC/CTP Finance, Inc. 8.25%, 12/15/19 (a)	100	108
DH Services Luxembourg Sarl 7.75%, 12/15/20 (a)	50	54
DryShips, Inc. 5.00%, 12/1/14	100	99
Emeco Pty Ltd. 9.88%, 3/15/19 (a)	200	206
Gibraltar Industries, Inc. 6.25%, 2/1/21	50	54
Interline Brands, Inc. 10.00%, 11/15/18 (b)	150	164
Iracore International Holdings, Inc. 9.50%, 6/1/18 (a)	150	160
JB Poindexter & Co., Inc. 9.00%, 4/1/22 (a)	150	161
Kemet Corp. 10.50%, 5/1/18	100	105
Kenan Advantage Group, Inc. (The) 8.38%, 12/15/18 (a)	100	105
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/17	50	53
Marquette Transportation Co., LLC/Marquette Transportation Finance Corp. 10.88%, 1/15/17	100	106
Martin Midstream Partners LP/Martin Midstream Finance Corp. 7.25%, 2/15/21	50	53
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/18 (a)	100	107
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/19	100	101
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/18	50	52
Plastipak Holdings, Inc. 6.50%, 10/1/21 (a)	50	53
Pretium Packaging LLC/Pretium Finance, Inc. 11.50%, 4/1/16	100	107
Quality Distribution LLC/QD Capital Corp. 9.88%, 11/1/18	135	148
Sequa Corp. 7.00%, 12/15/17 (a)	100	102

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20 (a)	$100	$113
Tekni-Plex, Inc. 9.75%, 6/1/19 (a)	72	82
Tervita Corp. 8.00%, 11/15/18 (a)	50	51
Vander Intermediate Holding II Corp. 9.75%, 2/1/19 (a)(b)	100	106
Viasystems, Inc. 7.88%, 5/1/19 (a)	50	54
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/18 (a)	100	108
Zachry Holdings, Inc. 7.50%, 2/1/20 (a)	100	109
		4,023
Technology (4.4%)
Activision Blizzard, Inc. 6.13%, 9/15/23 (a)	50	55
BCP Singapore VI Cayman Financing Co., Ltd. 8.00%, 4/15/21 (a)	200	204
BMC Software Finance, Inc. 8.13%, 7/15/21 (a)	100	106
First Data Corp., 11.25%, 1/15/21	50	57
11.75%, 8/15/21	100	105
IMS Health, Inc. 6.00%, 11/1/20 (a)	50	53
Infor US, Inc., 9.38%, 4/1/19	100	113
11.50%, 7/15/18	92	107
		800
Utilities (2.5%)
AES Corp., 5.50%, 3/15/24	100	99
7.38%, 7/1/21	50	57
GenOn Americas Generation LLC 8.50%, 10/1/21	100	96
LBC Tank Terminals Holding Netherlands BV 6.88%, 5/15/23 (a)	100	107
NRG Energy, Inc. 6.25%, 7/15/22 (a)	50	52
Sabine Pass LNG LP 6.50%, 11/1/20	50	53
		464
		17,503
Sovereign (1.1%)
Government (1.1%)
Select Medical Corp. 6.38%, 6/1/21	100	102
Waterjet Holdings, Inc. 7.63%, 2/1/20 (a)	100	106
		208
	Face Amount (000)	Value (000)
Variable Rate Senior Loan Interests (2.2%)
Industrials (1.6%)
Atkore International, Inc., 1st Lien Term 3/26/21 (f)	$300	$300
Technology (0.6%)
Aspect Software, Inc., Term B 7.25%, 5/7/16	99	101
		401
Total Fixed Income Securities (Cost $17,257)		18,112
	Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $83)	83,276	83
Total Investments (100.1%) (Cost $17,340)		18,195
Liabilities in Excess of Other Assets (-0.1%)		(23)
Net Assets (100.0%)		$18,172

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Payment-in-kind security.

(c)  Issuer in bankruptcy.

(d)  Non-income producing security; bond in default.

(e)  When-issued security.

(f)  Unsettled position. The contract rate does not take effect until settlement date.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	22.1%
Consumer, Non-Cyclical	21.3
Consumer, Cyclical	17.4
Other*	15.6
Communications	11.0
Finance	7.4
Basic Materials	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $17,257)	$18,112
Investment in Security of Affiliated Issuer, at Value (Cost $83)	83
Total Investments in Securities, at Value (Cost $17,340)	18,195
Interest Receivable	355
Receivable for Investments Sold	103
Receivable for Portfolio Shares Sold	52
Due from Adviser	16
Receivable from Affiliate	—	@
Other Assets	35
Total Assets	18,756
Liabilities:
Payable for Investments Purchased	517
Payable for Professional Fees	45
Payable for Portfolio Shares Redeemed	3
Payable for Custodian Fees	2
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Administration Fees	1
Payable for Transfer Agent Fees — Class I	—	@
Payable for Transfer Agent Fees — Class A	—	@
Payable for Transfer Agent Fees — Class L	—	@
Payable for Transfer Agent Fees — Class IS	—	@
Other Liabilities	15
Total Liabilities	584
Net Assets	$18,172
Net Assets Consist Of:
Paid-in-Capital	$17,130
Accumulated Undistributed Net Investment Income	98
Accumulated Net Realized Gain	89
Unrealized Appreciation (Depreciation) on:
Investments	855
Net Assets	$18,172
CLASS I:
Net Assets	$13,693
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,246,502
Net Asset Value, Offering and Redemption Price Per Share	$10.98
CLASS A:
Net Assets	$3,318
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	302,265
Net Asset Value, Redemption Price Per Share	$10.98
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$11.47
CLASS L:
Net Assets	$1,151
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	104,938
Net Asset Value, Offering and Redemption Price Per Share	$10.97
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	911
Net Asset Value, Offering and Redemption Price Per Share	$10.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$595
Dividends from Security of Affiliated Issuer (Note F)	—	@
Total Investment Income	595
Expenses:
Professional Fees	48
Advisory Fees (Note B)	45
Registration Fees	21
Pricing Fees	12
Shareholder Reporting Fees	7
Administration Fees (Note C)	6
Custodian Fees (Note E)	4
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	1
Transfer Agency Fees — Class I	1
Transfer Agency Fees — Class A	1
Transfer Agency Fees — Class L	1
Transfer Agency Fees — Class IS	—	@
Sub Transfer Agency Fees — Class A	—	@
Trustees' Fees and Expenses	—	@
Other Expenses	2
Total Expenses	152
Waiver of Advisory Fees (Note B)	(45)
Expenses Reimbursed by Adviser (Note B)	(44)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note F)	(—	@)
Net Expenses	62
Net Investment Income	533
Realized Gain:
Investments Sold	134
Change in Unrealized Appreciation (Depreciation):
Investments	573
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	707
Net Increase in Net Assets Resulting from Operations	$1,240

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$533	$935
Net Realized Gain	134	672
Net Change in Unrealized Appreciation (Depreciation)	573	(88)
Net Increase in Net Assets Resulting from Operations	1,240	1,519
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(484)	(873)
Net Realized Gain	(550)	(270)
Class A:
Net Investment Income	(68)	(17)
Net Realized Gain	(81)	(3)
Class H*:
Net Investment Income	—	(26	)***
Net Realized Gain	—	(5	)***
Class L:
Net Investment Income	(19)	(9)
Net Realized Gain	(21)	(3)
Total Distributions	(1,223)	(1,206)
Capital Share Transactions:(1)
Class I:
Subscribed	2,111	1,646
Distributions Reinvested	136	102
Redeemed	(1,235)	(350)
Class A:
Subscribed	2,836	752
Distributions Reinvested	131	9
Conversion from Class H	—	556
Redeemed	(752)	(338)
Class H*:
Subscribed	—	477	***
Distributions Reinvested	—	21	***
Conversion to Class A	—	(556	)***
Redeemed	—	(148	)***
Class L:
Subscribed	957	341
Distributions Reinvested	31	2
Redeemed	(166)	(127)
Class IS:
Subscribed	10 **	—
Net Increase in Net Assets Resulting from Capital Share Transactions	4,059	2,387
Total Increase in Net Assets	4,076	2,700
Net Assets:
Beginning of Period	14,096	11,396
End of Period (Including Accumulated Undistributed Net Investment Income of $98 and $136)	$18,172	$14,096
(1) Capital Share Transactions:
Class I:
Shares Subscribed	195	150
Shares Issued on Distributions Reinvested	13	9
Shares Redeemed	(113)	(32)
Net Increase in Class I Shares Outstanding	95	127
Class A:
Shares Subscribed	261	68
Shares Issued on Distributions Reinvested	12	1
Conversion from Class H	—	51
Shares Redeemed	(70)	(31)
Net Increase in Class A Shares Outstanding	203	89

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2014 (unaudited) (000)		Year Ended September 30, 2013 (000)
Class H*:
Shares Subscribed	—		44	***
Shares Issued on Distributions Reinvested	—		2	***
Conversion to Class A	—		(51	)***
Shares Redeemed	—		(14	)***
Net Decrease in Class H Shares Outstanding	—		(19)
Class L:
Shares Subscribed	88		31
Shares Issued on Distributions Reinvested	3		—	@@
Shares Redeemed	(16)		(11)
Net Increase in Class L Shares Outstanding	75		20
Class IS:
Shares Subscribed	1	**	—

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the one day period ended March 31, 2014.

***  For the period October 1, 2012 through September 6, 2013.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

High Yield Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013	Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$11.00		$10.71	$10.00
Income from Investment Operations:
Net Investment Income†	0.39		0.81	0.50
Net Realized and Unrealized Gain	0.52		0.55	0.59
Total from Investment Operations	0.91		1.36	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.43)		(0.81)	(0.38)
Net Realized Gain	(0.50)		(0.26)	—
Total Distributions	(0.93)		(1.07)	(0.38)
Net Asset Value, End of Period	$10.98		$11.00	$10.71
Total Return++	8.62	%#	13.38%	11.07	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,693		$12,678	$10,975
Ratio of Expenses to Average Net Assets (1)	0.75	%+*	0.75%+	0.74	%+*††
Ratio of Net Investment Income to Average Net Assets (1)	7.17	%+*	7.42%+	7.53	%+*††
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	92	%#	227%	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.95	%*	3.16%	3.17	%*††
Net Investment Income to Average Net Assets	5.97	%*	5.01%	5.10	%*††

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

High Yield Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.99		$10.71		$10.00
Income from Investment Operations:
Net Investment Income†	0.37		0.77		0.48
Net Realized and Unrealized Gain	0.53		0.55		0.59
Total from Investment Operations	0.90		1.32		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.41)		(0.78)		(0.36)
Net Realized Gain	(0.50)		(0.26)		—
Total Distributions	(0.91)		(1.04)		(0.36)
Net Asset Value, End of Period	$10.98		$10.99		$10.71
Total Return++	8.55	%#	13.01%		10.92	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,318		$1,092		$107
Ratio of Expenses to Average Net Assets (1)	1.08	%+*	1.01	%+^^	0.99	%+*††
Ratio of Net Investment Income to Average Net Assets (1)	6.81	%+*	7.04	%+^^	7.28	%+*††
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.01	%*
Portfolio Turnover Rate	92	%#	227%		192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.26	%*	4.22%		3.42	%*††
Net Investment Income to Average Net Assets	5.63	%*	3.83%		4.85	%*††

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

High Yield Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.99		$10.70		$10.00
Income from Investment Operations:
Net Investment Income†	0.35		0.75		0.46
Net Realized and Unrealized Gain	0.53		0.56		0.59
Total from Investment Operations	0.88		1.31		1.05
Distributions from and/or in Excess of:
Net Investment Income	(0.40)		(0.76)		(0.35)
Net Realized Gain	(0.50)		(0.26)		—
Total Distributions	(0.90)		(1.02)		(0.35)
Net Asset Value, End of Period	$10.97		$10.99		$10.70
Total Return++	8.34	%#	12.82%		10.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,151		$326		$107
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.26	%+^^	1.24	%+*††
Ratio of Net Investment Income to Average Net Assets (1)	6.45	%+*	6.90	%+^^	7.03	%+*††
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.01	%*
Portfolio Turnover Rate	92	%#	227%		192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.68	%*	4.11%		3.67	%*††
Net Investment Income to Average Net Assets	5.12	%*	4.05%		4.60	%*††

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

High Yield Portfolio

	Class IS
Selected Per Share Data and Ratios	One Day Period Ended March 31, 2014^ (unaudited)
Net Asset Value, Beginning of Period	$10.98
Income from Investment Operations:
Net Investment Income†	0.00	‡
Net Realized and Unrealized Gain	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$10.99
Total Return++	0.09	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	0.61	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.50	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.11	%*
Portfolio Turnover Rate	92	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	15.59	%*
Net Investment Loss to Average Net Assets	(8.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks total return. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

On March 31, 2014, the Portfolio commenced offering Class IS shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

  Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

  The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$17,503	$—	$17,503
Sovereign	—	208	—	208
Variable Rate Senior Loan Interests	—	401	—	401
Total Fixed Income Securities	—	18,112	—	18,112
Short-Term Investment
Investment Company	83	—	—	83
Total Assets	$83	$18,112	$—	$18,195

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Portfolio did not have any investments transfer between investment levels.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Portfolio buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Portfolio accrues the commitment fee over the expected term of the loan. When the Portfolio sells interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities.

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses-distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I shares, 1.10% for Class A shares and 1.35% for Class L shares. Effective March 31, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.72% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $45,000 of advisory fees were waived and approximately $45,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $17,435,000 and $14,059,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2014.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 31, 2014 (000)
$—	$3,457	$3,374	$—	@	$83

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. The year ended September 30, 2013, remains subject to examination by taxing authorities.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From: Ordinary Income (000)	2012 Distributions Paid From: Ordinary Income (000)
$1,206	$377

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Accumulated Undistributed Net Investment Income (000)		Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$—	@	—	$	(—	@)

@ Amount is less than $500.

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$674	$74

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $945,000 and the aggregate gross unrealized depreciation is approximately $90,000 resulting in net unrealized appreciation of approximately $855,000.

H. Other: At March 31, 2014, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73% and 36% Class A and Class L shares, respectively.

I. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

24

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
914187 EXP 05.31.15

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Semi-Annual Report

March 31, 2014

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
U.S. Privacy Policy	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Limited Duration Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2014

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Expense Example (unaudited)

Limited Duration Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2014 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Actual Ending Account Value 3/31/14	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Limited Duration Portfolio Class I	$1,000.00	$1,015.00	$1,022.29	$2.66	$2.67	0.53%
Limited Duration Portfolio Class A	1,000.00	1,013.50	1,020.54	4.42	4.43	0.88
Limited Duration Portfolio Class L	1,000.00	1,011.60	1,018.80	6.17	6.19	1.23

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.5%)
Agency Adjustable Rate Mortgages (3.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.31%, 6/1/36	$528	$560
2.42%, 7/1/38	444	470
2.43%, 7/1/36 - 7/1/38	1,260	1,358
2.54%, 9/1/35	691	726
2.68%, 1/1/38	125	132
Federal National Mortgage Association,
Conventional Pools:
2.33%, 5/1/35	554	590
2.43%, 5/1/39	575	609
Government National Mortgage Association,
Various Pool
3.00%, 2/20/40	172	180
		4,625
Agency Fixed Rate Mortgages (0.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 - 4/1/24	9	10
7.50%, 11/1/19	1	2
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 - 10/1/32	544	611
7.00%, 7/1/29 - 12/1/33	61	64
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 12/15/16	25	26
		713
Asset-Backed Securities (13.9%)
Ally Auto Receivables Trust
0.62%, 3/15/17	750	751
American Express Credit Account Master Trust
1.41%, 3/15/17 (a)	2,325	2,336
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (b)	356	370
CarMax Auto Owner Trust
0.52%, 7/17/17	500	500
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,125
0.59%, 8/15/17	1,608	1,611
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	453
Discover Card Execution Note Trust
0.59%, 7/15/21 (a)	670	672
Fifth Third Auto Trust
0.88%, 10/16/17	506	509
Ford Credit Floorplan Master Owner Trust
4.20%, 2/15/17 (b)	1,150	1,187
GE Dealer Floorplan Master Note Trust
0.65%, 6/20/17 (a)	750	753
	Face Amount (000)	Value (000)
GE Equipment Transportation LLC
0.62%, 7/25/16	$570	$571
Hertz Fleet Lease Funding LP
0.70%, 12/10/27 (a)(b)	575	577
Hyundai Auto Receivables Trust
1.01%, 2/15/18	427	430
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 (a)(b)	134	135
John Deere Owner Trust
0.60%, 3/15/17	1,325	1,327
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (b)	100	97
North Carolina State Education Assistance Authority
1.04%, 7/25/25 (a)	625	627
Panhandle-Plains Higher Education Authority, Inc.
1.18%, 7/1/24 (a)	275	276
Toyota Auto Receivables Owner Trust
0.89%, 7/17/17	595	599
Vericrest Opportunity Loan Transferee
3.25%, 11/25/53 (b)	1,157	1,157
Volvo Financial Equipment LLC
0.74%, 3/15/17 (b)	650	651
World Omni Automobile Lease Securitization Trust,
0.93%, 11/16/15	166	166
1.10%, 12/15/16	321	323
		17,203
Collateralized Mortgage Obligations — Agency Collateral Series (3.0%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	688	691
1.56%, 10/25/18	239	241
REMIC
7.50%, 9/15/29	1,178	1,357
Federal National Mortgage Association,
0.59%, 8/25/15	571	573
0.95%, 11/25/15	283	285
1.08%, 2/25/16	593	597
		3,744
Commercial Mortgage-Backed Securities (0.6%)
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (b)	176	178
Hilton USA Trust
1.16%, 11/5/30 (a)(b)	170	170
JP Morgan Chase Commercial Mortgage Securities Trust
5.46%, 12/12/43	400	417
		765
Corporate Bonds (59.7%)
Finance (25.9%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	381
ABN Amro Bank N.V.
2.50%, 10/30/18 (b)	630	630

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Aflac, Inc.
3.45%, 8/15/15	$325	$338
American Express Credit Corp.
2.13%, 3/18/19	625	623
Australia & New Zealand Banking Group Ltd.
1.45%, 5/15/18	575	561
Bank of America Corp.
2.60%, 1/15/19	900	905
Bank of Montreal,
MTN
1.40%, 9/11/17	585	583
BB&T Corp.
2.25%, 2/1/19	580	580
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	600	609
BNP Paribas SA,
MTN
2.70%, 8/20/18	610	623
BNZ International Funding Ltd.
2.35%, 3/4/19 (b)	650	646
BPCE SA
1.63%, 2/10/17	250	250
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	307
CIT Group, Inc.
5.00%, 5/15/17	500	537
Citigroup, Inc.
4.45%, 1/10/17	1,125	1,216
Commonwealth Bank of Australia
2.50%, 9/20/18	600	609
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	350
Credit Agricole SA
2.13%, 4/17/18 (b)	775	772
Discover Bank
2.00%, 2/21/18	665	663
DNB Bank ASA
3.20%, 4/3/17 (b)	610	641
General Electric Capital Corp.
1.63%, 4/2/18	1,770	1,762
General Motors Financial Co., Inc.
2.75%, 5/15/16	325	330
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	887
HSBC USA, Inc.
1.63%, 1/16/18	685	680
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 3/15/19 (b)	375	383
ING Bank N.V.
3.75%, 3/7/17 (b)	600	638
ING US, Inc.
2.90%, 2/15/18	300	308
	Face Amount (000)	Value (000)
Intesa Sanpaolo SpA
3.88%, 1/16/18	$355	$368
JPMorgan Chase & Co.
1.63%, 5/15/18	900	885
Lloyds Bank PLC
2.30%, 11/27/18	400	400
Macquarie Bank Ltd.
1.65%, 3/24/17 (b)	625	624
Mastercard, Inc.
2.00%, 4/1/19	625	623
Metropolitan Life Global Funding I
1.50%, 1/10/18 (b)	775	756
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	645	639
National Australia Bank Ltd.
1.25%, 3/17/17 (b)	400	399
Nationwide Building Society
4.65%, 2/25/15 (b)	840	870
Nordea Bank AB
0.88%, 5/13/16 (b)	695	694
PNC Bank NA
0.80%, 1/28/16	600	601
Principal Financial Group, Inc.
1.85%, 11/15/17	725	728
Prudential Financial, Inc.,
MTN
4.75%, 9/17/15	930	983
QBE Insurance Group Ltd.
2.40%, 5/1/18 (b)	200	196
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	506
Santander Holdings USA, Inc.
3.45%, 8/27/18	650	673
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (b)	380	376
Standard Chartered PLC
3.85%, 4/27/15 (b)	940	971
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	636
Swedbank AB
1.75%, 3/12/18 (b)	305	302
Toronto-Dominion Bank (The),
MTN
2.63%, 9/10/18	650	666
UnitedHealth Group, Inc.
1.40%, 10/15/17	250	250
WellPoint, Inc.
1.88%, 1/15/18	705	700
Wells Fargo & Co.
2.15%, 1/15/19	360	360
Westpac Banking Corp.
1.38%, 5/30/18 (b)	970	948
		31,966
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (29.4%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	$745	$768
AbbVie, Inc.
1.75%, 11/6/17	715	718
Altera Corp.
2.50%, 11/15/18	300	301
Altria Group, Inc.
4.13%, 9/11/15	750	786
Amazon.com, Inc.
1.20%, 11/29/17	700	694
American Honda Finance Corp.
1.60%, 2/16/18 (b)	545	540
Amgen, Inc.
2.50%, 11/15/16	425	439
Applied Materials, Inc.
2.65%, 6/15/16	455	472
ArcelorMittal,
5.00%, 2/25/17	375	400
9.50%, 2/15/15	10	11
AT&T, Inc.,
1.70%, 6/1/17	1,075	1,085
2.38%, 11/27/18	825	830
Baidu, Inc.
3.25%, 8/6/18	225	230
BAT International Finance PLC
1.40%, 6/5/15 (b)	600	605
Baxter International, Inc.
1.85%, 6/15/18	795	791
Bombardier, Inc.
4.25%, 1/15/16 (b)	250	261
BW Group Ltd.
6.63%, 6/28/17 (b)	325	341
Chesapeake Energy Corp.
6.50%, 8/15/17	350	395
CNH Capital LLC
6.25%, 11/1/16	355	391
Comcast Corp.
5.70%, 5/15/18	520	598
Covidien International Finance SA
1.35%, 5/29/15	265	267
CVS Caremark Corp.
2.25%, 12/5/18	580	581
Daimler Finance North America LLC
2.38%, 8/1/18 (b)	750	758
Diageo Capital PLC
1.50%, 5/11/17	775	781
DISH DBS Corp.
4.63%, 7/15/17	375	400
Eaton Corp.
1.50%, 11/2/17	630	627
	Face Amount (000)	Value (000)
Ecolab, Inc.,
1.00%, 8/9/15	$245	$246
3.00%, 12/8/16	320	336
EMC Corp.
1.88%, 6/1/18	750	750
Experian Finance PLC
2.38%, 6/15/17 (b)	600	611
Ford Motor Credit Co., LLC
5.63%, 9/15/15	375	400
General Mills, Inc.
0.88%, 1/29/16	340	340
Glencore Funding LLC
1.70%, 5/27/16 (b)	650	653
Goldcorp, Inc.
2.13%, 3/15/18	520	515
Heathrow Funding Ltd.
2.50%, 6/25/15 (b)	400	405
Hewlett-Packard Co.
3.30%, 12/9/16	315	332
Home Depot, Inc.
5.40%, 3/1/16	630	687
Hyundai Capital America
1.63%, 10/2/15 (b)	395	399
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19 (b)	335	334
John Deere Capital Corp.
1.95%, 12/13/18	510	508
Kraft Foods Group, Inc.
2.25%, 6/5/17	425	436
Kroger Co. (The)
2.30%, 1/15/19	450	446
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	525	529
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,121
McKesson Corp.
3.25%, 3/1/16	1,070	1,115
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (b)	720	729
Oracle Corp.
2.38%, 1/15/19	370	375
Orange SA
2.75%, 2/6/19	625	634
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	204
PACCAR Financial Corp.,
MTN
1.15%, 8/16/16	430	433
PepsiCo, Inc.
0.95%, 2/22/17	630	627
Phillips 66
1.95%, 3/5/15	775	784

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Rio Tinto Finance USA PLC
1.38%, 6/17/16	$325	$328
RR Donnelley & Sons Co.
6.13%, 1/15/17	300	331
STATS ChipPAC Ltd.
5.38%, 3/31/16 (b)	300	309
T-Mobile USA, Inc.
5.25%, 9/1/18	500	531
Thermo Fisher Scientific, Inc.
2.40%, 2/1/19	305	304
Thomson Reuters Corp.
1.30%, 2/23/17	325	324
Time Warner Cable, Inc.
6.75%, 7/1/18	400	469
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	778
Ventas Realty LP
1.55%, 9/26/16	250	252
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,259
Viacom, Inc.
2.50%, 9/1/18	625	633
Vodafone Group PLC
1.25%, 9/26/17	775	767
Volkswagen International Finance N.V.
1.13%, 11/18/16 (b)	740	740
Waste Management, Inc.
2.60%, 9/1/16	725	751
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	395	411
		36,206
Utilities (4.4%)
AES Corp.
8.00%, 10/15/17	40	48
DCP Midstream Operating LP
2.70%, 4/1/19	650	649
Dominion Resources, Inc.
1.25%, 3/15/17	350	350
Enel Finance International N.V.
3.88%, 10/7/14 (b)	1,115	1,132
EnLink Midstream Partners LP
2.70%, 4/1/19	525	527
Enterprise Products Operating LLC
1.25%, 8/13/15	315	317
GDF Suez
1.63%, 10/10/17 (b)	650	651
Northeast Utilities
1.45%, 5/1/18	525	510
NRG Energy, Inc.
7.63%, 1/15/18	275	310
	Face Amount (000)	Value (000)
PSEG Power LLC
5.50%, 12/1/15	$570	$613
Southern Co. (The)
2.45%, 9/1/18	350	355
		5,462
		73,634
Mortgages — Other (2.4%)
Alternative Loan Trust,
0.55%, 2/25/35 (a)	128	122
5.50%, 10/25/35 - 11/25/35	1,110	1,017
6.00%, 2/25/37	66	54
FDIC Guaranteed Notes Trust
0.70%, 2/25/48 (a)(b)	237	237
Freddie Mac Structured Agency Credit Risk Debt Notes
1.15%, 2/25/24	248	249
JP Morgan Alternative Loan Trust
6.00%, 12/25/35	154	139
Lehman Mortgage Trust
6.50%, 9/25/37	63	56
Merrill Lynch Mortgage Investors Trust Series
2.14%, 11/25/35 (a)	— @	—	@
Opteum Mortgage Acceptance Corp. Trust
0.45%, 4/25/36 (a)	470	396
RALI Trust,
0.33%, 12/25/36 (a)	346	256
0.34%, 12/25/36 (a)	333	246
6.00%, 11/25/36	187	143
		2,915
Sovereign (1.4%)
Korea Development Bank (The)
1.50%, 1/22/18	690	677
Qatar Government International Bond
4.00%, 1/20/15 (b)	500	514
Spain Government International Bond
4.00%, 3/6/18 (b)	500	529
		1,720
U.S. Treasury Securities (13.1%)
U.S. Treasury Notes,
0.38%, 1/15/16	330	330
0.63%, 5/31/17	8,500	8,403
0.88%, 1/31/17 - 2/28/17	7,400	7,406
		16,139
Total Fixed Income Securities (Cost $120,285)		121,458
	Shares
Short-Term Investments (0.4%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note F) (Cost $22)	22,033	22

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
0.06%, 8/21/14 (c)(d) (Cost $490)	$490	$490
Total Short-Term Investments (Cost $512)		512
Total Investments (98.9%) (Cost $120,797) (e)		121,970
Other Assets in Excess of Liabilities (1.1%)		1,378
Net Assets (100.0%)		$123,348

@  Value is less than $500.

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Rate shown is the yield to maturity at March 31, 2014.

(d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(e)  Securities are available for collateral in connection with open futures contracts and swap agreements.

FDIC  Federal Deposit Insurance Corporation.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	234	$51,378	Jun-14	$(66)
U.S. Treasury 10 yr. Note	40	4,940	Jun-14	(31)
U.S. Treasury Long Bond	16	2,131	Jun-14	17
Short:
U.S. Treasury 5 yr. Note	395	(46,986)	Jun-14	299
				$219

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$645	1.00%	3/20/19	$13	$(10)	$3	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	625	1.00	12/20/18	(11)	(4)	(15)	BBB
		$1,270			$2	$(14)	$(12)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2014:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (000)
Bank of America NA	3 Month LIBOR	Receive	2.10%	2/5/23	$1,880	$85
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23	2,670	125
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	3,320	162
						$372

†  Credit Rating as issued by Standard & Poor's.

LIBOR  London Interbank Offered Rate.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	29.7%
Finance	26.2
Other+	16.8
Asset-Backed Securities	14.1
U.S. Treasury Securities	13.2
Total Investments	100.0	%++

+  Industries and/or investment types representing less than 5% of total investments.

++  Does not include open long/short futures contracts with an underlying face amount of approximately $105,435,000 with net unrealized appreciation of approximately $219,000. Does not include open swap agreements with net unrealized appreciation of approximately $358,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Limited Duration Portfolio

Statement of Assets and Liabilities	March 31, 2014 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $120,775)	$121,948
Investment in Security of Affiliated Issuer, at Value (Cost $22)	22
Total Investments in Securities, at Value (Cost $120,797)	121,970
Cash	6
Receivable for Investments Sold	1,284
Interest Receivable	548
Unrealized Appreciation on Swap Agreements	372
Receivable for Portfolio Shares Sold	34
Due from Adviser	16
Premium Paid on Open Swap Agreements	13
Receivable from Affiliate	—	@
Other Assets	32
Total Assets	124,275
Liabilities:
Due to Broker	340
Payable for Portfolio Shares Redeemed	267
Payable for Sub Transfer Agency Fees	107
Payable for Sub Transfer Agency Fees — Class I	100
Payable for Professional Fees	31
Unrealized Depreciation on Swap Agreements	14
Premium Received on Open Swap Agreements	11
Payable for Variation Margin on Futures Contracts	10
Payable for Administration Fees	8
Payable for Trustees' Fees and Expenses	6
Payable for Custodian Fees	4
Payable for Transfer Agent Fees — Class I	—	@
Payable for Transfer Agent Fees — Class A	—	@
Payable for Transfer Agent Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	29
Total Liabilities	927
Net Assets	$123,348
Net Assets Consist of:
Paid-in-Capital	$370,512
Accumulated Undistributed Net Investment Income	279
Accumulated Net Realized Loss	(249,193)
Unrealized Appreciation (Depreciation) on:
Investments	1,173
Futures Contracts	219
Swap Agreements	358
Net Assets	$123,348

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Limited Duration Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2014 (000)
CLASS I:
Net Assets	$121,380
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	15,525,432
Net Asset Value, Offering and Redemption Price Per Share	$7.82
CLASS A:
Net Assets	$1,878
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	239,926
Net Asset Value, Redemption Price Per Share	$7.83
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.35
Maximum Offering Price Per Share	$8.18
CLASS L:
Net Assets	$90
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	11,549
Net Asset Value, Offering and Redemption Price Per Share	$7.81

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014 (unaudited)

Limited Duration Portfolio

Statement of Operations	Six Months Ended March 31, 2014 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,235
Dividends from Security of Affiliated Issuer (Note F)	1
Total Investment Income	1,236
Expenses:
Advisory Fees (Note B)	185
Sub Transfer Agency Fees — Class I	126
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class L	— @
Professional Fees	55
Shareholder Reporting Fees	53
Administration Fees (Note C)	49
Registration Fees	24
Custodian Fees (Note E)	17
Pricing Fees	13
Transfer Agency Fees — Class I	2
Transfer Agency Fees — Class A	1
Transfer Agency Fees — Class L	1
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Other Expenses	9
Total Expenses	539
Reimbursement of Class Specific Expenses — Class I (Note B)	(128)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Waiver of Advisory Fees (Note B)	(79)
Rebate from Morgan Stanley Affiliate (Note F)	(2)
Net Expenses	329
Net Investment Income	907
Realized Gain (Loss):
Investments Sold	957
Futures Contracts	(241)
Swap Agreements	(124)
Net Realized Gain	592
Change in Unrealized Appreciation (Depreciation):
Investments	(25)
Futures Contracts	372
Swap Agreements	24
Net Change in Unrealized Appreciation (Depreciation)	371
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	963
Net Increase in Net Assets Resulting from Operations	$1,870

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Limited Duration Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2014 (unaudited) (000)	Year Ended September 30, 2013 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$907	$1,934
Net Realized Gain	592	1,551
Net Change in Unrealized Appreciation (Depreciation)	371	(2,083)
Net Increase in Net Assets Resulting from Operations	1,870	1,402
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(883)	(2,132)
Class A:
Net Investment Income	(7)	(3)
Class H*:
Net Investment Income	—	(2	)**
Class L:
Net Investment Income	(— @)	(1)
Total Distributions	(890)	(2,138)
Capital Share Transactions:(1)
Class I:
Subscribed	6,592	5,024
Distributions Reinvested	882	2,130
Redeemed	(10,022)	(28,846)
Class A:
Subscribed	1,172	486
Distributions Reinvested	7	3
Conversion from Class H	—	243
Redeemed	(59)	(129)
Class H*:
Subscribed	—	270	**
Distributions Reinvested	—	1	**
Conversion to Class A	—	(243	)**
Redeemed	—	(38	)**
Class L:
Subscribed	—	93
Distributions Reinvested	— @	—	@
Redeemed	(6)	(8)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,434)	(21,014)
Total Decrease in Net Assets	(454)	(21,750)
Net Assets:
Beginning of Period	123,802	145,552
End of Period (Including Accumulated Undistributed Net Investment Income of $279 and $262)	$123,348	$123,802
(1) Capital Share Transactions:
Class I:
Shares Subscribed	$846	$646
Shares Issued on Distributions Reinvested	113	274
Shares Redeemed	(1,287)	(3,706)
Net Decrease in Class I Shares Outstanding	(328)	(2,786)
Class A:
Shares Subscribed	151	63
Shares Issued on Distributions Reinvested	1	—	@@
Conversion from Class H	—	31
Shares Redeemed	(8)	(17)
Net Increase in Class A Shares Outstanding	144	77
Class H*:
Shares Subscribed	—	35	**
Shares Issued on Distributions Reinvested	—	—	@@**
Conversion to Class A	—	(31	)**
Shares Redeemed	—	(5	)**
Net Decrease in Class H Shares Outstanding	—	(1)
Class L:
Shares Subscribed	—	12
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	(1)	(1)
Net Increase (Decrease) in Class L Shares Outstanding	(1)	11

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  Effective September 9, 2013, Class H shares converted into Class A shares.

**  For the period October 1, 2012 through September 6, 2013.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$7.76		$7.80	$7.71	$7.79		$7.68		$8.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.11	0.15	0.16		0.18		0.24
Net Realized and Unrealized Gain (Loss)	0.06		(0.03)	0.11	(0.10)		0.10		(0.12)
Total from Investment Operations	0.12		0.08	0.26	0.06		0.28		0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.12)	(0.17)	(0.14)		(0.16)		(0.44)
Paid-in-Capital	—		—	—	—		(0.01)		—
Total Distributions	(0.06)		(0.12)	(0.17)	(0.14)		(0.17)		(0.44)
Redemption Fees	—		—	—	—		—		0.00 ‡
Net Asset Value, End of Period	$7.82		$7.76	$7.80	$7.71		$7.79		$7.68
Total Return++	1.50	%#	1.09%	3.35%	0.71%		3.74%		1.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121,380		$122,958	$145,387	$167,811		$208,608		$262,794
Ratio of Expenses to Average Net Assets (1)	0.53	%+††*	0.71%+^	0.63%+	0.59	%+††	0.55	%+††	0.45%+
Ratio of Net Investment Income to Average Net Assets (1)	1.48	%+††*	1.45%+^	1.92%+	2.12	%+††	2.39	%+††	3.16%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	35	%#	66%	51%	35%		95%		110%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.87	%††*	0.72%	N/A	N/A		N/A		N/A
Net Investment Income to Average Net Assets	1.14	%††*	1.44%	N/A	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.53% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Limited Duration Portfolio

	Class A
	Six Months Ended March 31, 2014		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2013	2012	2011		2010		2009
Net Asset Value, Beginning of Period	$7.77		$7.80	$7.71	$7.79		$7.68		$8.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.09	0.13	0.15		0.17		0.22
Net Realized and Unrealized Gain (Loss)	0.06		(0.01)	0.11	(0.12)		0.09		(0.12)
Total from Investment Operations	0.10		0.08	0.24	0.03		0.26		0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.11)	(0.15)	(0.11)		(0.15)		(0.42)
Paid-in-Capital	—		—	—	—		(0.00	)‡	—
Total Distributions	(0.04)		(0.11)	(0.15)	(0.11)		(0.15)		(0.42)
Redemption Fees	—		—	—	—		—		0.00 ‡
Net Asset Value, End of Period	$7.83		$7.77	$7.80	$7.71		$7.79		$7.68
Total Return++	1.35	%#	0.84%	3.22%	0.45%		3.48%		1.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,878		$749	$145	$194		$52		$169
Ratio of Expenses to Average Net Assets (1)	0.88	%+††*	0.97%+^	0.88%+	0.84	%+††	0.80	%+††	0.70%+
Ratio of Net Investment Income to Average Net Assets (1)	1.13	%+††*	1.15%+^	1.70%+	1.87	%+††	2.14	%+††	2.87%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	35	%#	66%	51%	35%		95%		110%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%††*	1.00%	N/A	N/A		N/A		N/A
Net Investment Income to Average Net Assets	0.96	%††*	1.12%	N/A	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.88% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Financial Highlights

Limited Duration Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$7.75		$7.80		$7.76
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.07		0.04
Net Realized and Unrealized Gain (Loss)	0.06		(0.03)		0.04
Total from Investment Operations	0.09		0.04		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.09)		(0.04)
Net Asset Value, End of Period	$7.81		$7.75		$7.80
Total Return++	1.16	%#	0.48%		1.06	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$90		$95		$10
Ratio of Expenses to Average Net Assets (1)	1.23	%+††*	1.24	%+^^	1.21	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.78	%+††*	0.85	%+^^	1.14	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%*§
Portfolio Turnover Rate	35	%#	66%		51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.72	%††*	1.34%		N/A
Net Investment Income (Loss) to Average Net Assets	(0.71	)%††*	0.75%		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''MSIFT'' or the ''Fund'') is registered under the Investment Company Act of 1940, as amended (the ''Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Limited Duration Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,625	$—	$4,625
Agency Fixed Rate Mortgages	—	713	—	713
Asset-Backed Securities	—	17,203	—	17,203
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,744	—	3,744
Commercial Mortgage- Backed Securities	—	765	—	765
Corporate Bonds	—	73,634	—	73,634
Mortgages — Other	—	2,915	—	2,915
Sovereign	—	1,720	—	1,720
U.S. Treasury Securities	—	16,139	—	16,139
Total Fixed Income Securities	—	121,458	—	121,458
Short-Term Investments
Investment Company	22	—	—	22
U.S. Treasury Security	—	490	—	490
Total Short-Term Investments	22	490	—	512
Futures Contracts	316	—	—	316
Interest Rate Swap Agreements	—	372	—	372
Total Assets	338	122,320	—	122,658
Liabilities:
Futures Contracts	(97)	—	—	(97)
Credit Default Swap Agreements	—	(14)	—	(14)
Total Liabilities	(97)	(14)	—	(111)
Total	$241	$122,306	$—	$122,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Portfolio did not have any investments transfer between investment levels.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks. The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative.

Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2014.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$316	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	372
Total			$688
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$(97	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(14)
Total			$(111)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2014 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(241)
Credit Risk	Swap Agreements	(32)
Interest Rate Risk	Swap Agreements	(92)
	Total	$(365)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$372
Credit Risk	Swap Agreements	9
Interest Rate Risk	Swap Agreements	15
	Total	$396

At March 31, 2014, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$372	$(14)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreements, the Portfolio typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swaps, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio's net liability, held by the defaulting party, may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2014.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$85	$—	$—	$85
Goldman Sachs International	125	—	—	125
Royal Bank of Canada	162	—	(162)	0
Total	$372	$—	$(162)	$210

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$14	$—	$—	$14

For the six months ended March 31, 2014, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$105,438,000
Swap Agreements:
Average monthly notional amount	$21,665,000

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses -distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.30% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.53% for Class I shares, 0.88% for Class A shares and 1.23% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2014, approximately $79,000 of advisory fees were waived and approximately $129,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

F. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2014, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $21,860,000 and $26,194,000, respectively. For the six months ended March 31, 2014, purchases and sales of long-term U.S. Government securities were approximately $20,166,000 and $16,788,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2014, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2014 is as follows:

Value September 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2014 (000)
$1,114	$23,489	$24,581	$1	$22

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest

Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 Distributions Paid From: Ordinary Income (000)	2012 Distributions Paid From: Ordinary Income (000)
$2,138	$3,366

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2013:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$(40)	$7,733	$(7,693)

At September 30, 2013, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$241	—

At March 31, 2014, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,470,000 and the aggregate gross unrealized depreciation is approximately $297,000 resulting in net unrealized appreciation of approximately $1,173,000.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2013, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$8,229	September 30, 2014
7,068	September 30, 2015
265	September 30, 2016
200,864	September 30, 2017
33,504	September 30, 2018

During the year ended September 30, 2013, the Portfolio expired capital loss carryforwards for Federal income tax purposes of approximately $7,693,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2013, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,417,000.

H. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Portfolio, management expects that the impact of the Portfolio's adoption will be limited to additional financial statement disclosures.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2014

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2014 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
910428 EXP 05.31.15

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014